Registration Nos. 33-15464
==============================================================================

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                     POST-EFFECTIVE AMENDMENT NO.    18

                                       TO

                                    FORM S-6

              FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
                     OF SECURITIES OF UNIT INVESTMENT TRUST
                            REGISTERED ON FORM N-8B-2

ALLIANZ LIFE VARIABLE ACCOUNT A
-------------------------------
(Exact Name of Trust)

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
-----------------------------------------------
(Name of Depositor)




1750 Hennepin Avenue, Minneapolis, MN                          55403-2195
-------------------------------------                          ----------
(Address of Depositor's Principal Executive Offices)           (Zip Code)

     Name and Address of Agent for Service
          Michael T. Westermeyer
          Allianz Life Insurance Company of North America
          1750 Hennepin Avenue
          Minneapolis, MN  55403-2195

     Copies to:
          Judith A. Hasenauer
          Blazzard, Grodd & Hasenauer, P.C.
          P.O. Box 5108
          Westport, CT 06881
          (203) 226-7866

Title and amount of securities being registered:
     Individual Single Premium Variable Life Insurance Policies.

It is proposed that this filing will become effective:

     _____ immediately  upon filing  pursuant to paragraph  (b) of Rule 485
     __X__ on October 1, 1997 pursuant to paragraph (b) of Rule 485
     _____ 60 days after filing  pursuant to paragraph  (a)(1) of Rule 485
     _____ on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

      [ ] This Post-Effective Amendment designates a new effective date for a previously filed post-effective amendment.

Registrant has declared that it has registered an indefinite number or amount of securities in accordance with Rule 24f-2 under the Investment Company Act of 1940. Registrant filed a Rule 24f-2 Notice for the most recent fiscal year on or about February 24, 1997.



                        CROSS REFERENCE TO ITEMS REQUIRED
                                 BY FORM N-8B-2


N-8B-2 Item  Caption in Prospectus

1            The Company, The Variable Account

2            The Company

3            Not Applicable

4            Distribution of the Policy

5            The Variable Account

6(a)         Not Applicable
(b)          Not Applicable

9            Not Applicable

10           Premium Payments

11           Franklin Valuemark Funds

12           Franklin Valuemark Funds

13           Deductions and Charges

14           Premium Payments

15           The Variable Account

16           Franklin Valuemark Funds

17           Account Value, Cash Surrender
             Value and Transfer Rights

18           Premium payments

19           Not Applicable

20           Not Applicable

21           Not Applicable

22           Not Applicable

23           Not Applicable

24           Not Applicable

25           The Company

                  CROSS REFERENCE TO ITEMS REQUIRED (cont'd)
                                 BY FORM N-8B-2


N-8B-2 Item  Caption in Prospectus

26           The Company

27           The Company

28           The Company

29           The Company

30           The Company

31           Not Applicable

32           Not Applicable

33           Not Applicable

34           Not Applicable

35           The Company

37           Not Applicable

38           Distribution of the Policy

39           Distribution of the Policy

40           Not Applicable

41(a)        Distribution of the Policy

42           Not Applicable

43           Not Applicable

44           Premium Payments

45           Not Applicable


46           Account Value, Cash Surrender
             Value and Transfer Rights

47           Not Applicable

48           Not Applicable


                  CROSS REFERENCE TO ITEMS REQUIRED (cont'd)
                                 BY FORM N-8B-2


N-8B-2 Item  Caption in Prospectus

49           Not Applicable

50           Not Applicable

51           The Company

52           Franklin Valuemark Funds

53           Tax Status

54           Financial Statements

55           Not Applicable

                  SINGLE PREMIUM VARIABLE LIFE INSURANCE POLICY

Issued By:
Allianz Life Insurance Company
 of North America
1750 Hennepin Avenue
Minneapolis, MN 55403
(800) 542-5427

Administered By:
Valuemark Service Center
300 Berwyn Park, P.O. Box 3031
Berwyn, PA 19312
(800) 624-0197

This Prospectus describes a single premium variable life insurance policy ("Policy" or "Valuemark Life") offered by Allianz Life Insurance Company of North America ("Company"). The Policy has been designed to be used in connection with estate planning and other insurance needs of individuals.

Upon acceptance, premiums will be allocated to Allianz Life Variable Account A ("Variable Account"), a separate account of the Company. The Variable Account invests in shares of Franklin Valuemark Funds (the "Trust"). The Trust is a series fund with twenty-three Funds: the Money Market Fund, the High Income Fund, the Templeton Global Income Securities Fund, the U.S. Government Securities Fund, the Zero Coupon Funds -2000, 2005, and 2010, the Growth and Income Fund, the Income Securities Fund, the Mutual Shares Securities Fund, the Real Estate Securities Fund, the Rising Dividends Fund, the Templeton Global Asset Allocation Fund, the Utility Equity Fund, the Capital Growth Fund, the Mutual Discovery Securities Fund, the Natural Resources Securities Fund, the Small Cap Fund, the Templeton Developing Markets Equity Fund, the Templeton
Global Growth Fund, the Templeton International Equity Fund, the Templeton International Smaller Companies Fund and the Templeton Pacific Growth Fund. Prior to May 1, 1997, the Natural Resources Securities Fund was known as the Precious Metals Fund. See "Highlights" and "Tax Status" for a discussion of owner control of the underlying investments in a variable life policy.

It may not be advantageous to purchase the Policy as a replacement for another type of life insurance.

The Policy's single premium requirement is such that Policies issued on or after June 21, 1988 are modified endowment contracts. Loan proceeds and/or surrenders from modified endowment contracts are fully taxable to the extent of income in the Policy and may be subject to an additional 10% federal income tax penalty. (See "Tax Status.")


The Company assesses a sales load through the Deferred Issue Charge. (See "Deductions and Charges".)

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS IS NOT AN OFFERING OF THE SECURITIES HEREIN DESCRIBED IN ANY STATE, COUNTRY, OR JURISDICTION IN WHICH THE OFFERING IS UNAUTHORIZED. NO SALES REPRESENTATIVE, DEALER OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS.

PLEASE READ THIS PROSPECTUS CAREFULLY AND RETAIN IT FOR FUTURE REFERENCE. THIS PROSPECTUS MUST BE ACCOMPANIED BY OR PRECEDED BY A CURRENT PROSPECTUS FOR FRANKLIN VALUEMARK FUNDS. In the State of Oregon, all references to "Franklin Valuemark Life" refer to "Valuemark Life."


Dated: October 1, 1997


Table of Contents                                    Page
DEFINITIONS.......................................    3
SUMMARY...........................................    3
THE COMPANY.......................................    5
THE VARIABLE ACCOUNT..............................    6
FRANKLIN VALUEMARK FUNDS .........................    6
 General..........................................    7
 Substitution of Securities.......................    7
PREMIUM PAYMENTS .................................    7
 Single Premium...................................    7
 Grace Period.....................................    7
 Reinstatement....................................    7
 Allocation of Premium............................    8
DEDUCTIONS AND CHARGES............................    8
 Mortality and Expense Risk Charge ...............    8
 Administrative Charge............................    8
 Cost of Insurance ...............................    8
 Deferred Issue Charge ...........................    9
 Income Tax Charge ...............................    9
 Transfer Fee.....................................    9
 Trust Annual Expenses ...........................   10
DEATH BENEFIT.....................................   11
 Death Benefit....................................   11
 Variable Insurance Amount .......................   11
 Guaranteed Death Benefit ........................   11
ACCOUNT VALUE, CASH SURRENDER
 VALUE AND TRANSFER RIGHTS .......................   11
 Account Value ...................................   11
 Method of Determining
  Sub-Account Values .............................   11
 Cash Surrender Value ............................   11
 Transfer Rights .................................   12
LOAN PROVISIONS ..................................   12
 Policy Loan .....................................   12
 Effect of a Loan ................................   12
 Payment of Interest, Loan Repayment
  and Policy Lapsation ...........................   13
OWNERSHIP.........................................   13
 Owner............................................   13
 Transfer of Ownership............................   13
 Assignment.......................................   13



Page
BENEFICIARY PROVISIONS ...........................   13
 Beneficiary......................................   13
 Change of Beneficiary............................   13
 Death of Beneficiary.............................   13
DELAY OF PAYMENTS.................................   13
MANAGEMENT OF THE COMPANY ........................   14
ADMINISTRATION OF THE POLICIES....................   14
TAX STATUS .......................................   15
 Introduction.....................................   15
 Diversification .................................   15
 Tax Treatment of the Policy .....................   16
 Policy Proceeds..................................   16
 Tax Treatment of Loans and Surrenders............   16
 Multiple Policies................................   17
 Tax Treatment of Assignments ....................   17
 Qualified Plans..................................   17
VARIABLE ACCOUNT VOTING
 PRIVILEGES.......................................   17
 Disregard of Voting Instructions ................   18
DISTRIBUTION OF THE POLICY........................   18
REPORTS TO OWNERS ................................   18
LEGAL PROCEEDINGS ................................   19
EXPERTS...........................................   19
LEGAL OPINIONS....................................   19
FINANCIAL STATEMENTS .............................   19
APPENDIX A
 Illustration of Policy Values ...................  109
APPENDIX B
 Table of Net Single Premium Factors..............  116

Definitions

ACCOUNT VALUE - The sum of the Sub-Account values and the Loan Account value attributable to the Policy.

ATTAINED AGE - Age last birthday as of the most recent Policy Anniversary.

BENEFICIARY, CONTINGENT BENEFICIARY - The person or persons who will receive any death benefit. The Contingent Beneficiary, if any, will become the Beneficiary should the Beneficiary die prior to the date of death of the Insured.

CASH  SURRENDER  VALUE - The  Account  Value of the  Policy  less the sum of the
uncollected   portion  of  any   Deductions  or  accrued   Deductions   and  any
Indebtedness.

DEDUCTIONS - Charges levied by the Company in connection with the Policy.

ELIGIBLE FUNDS - Those investments available under the Policy.

GENERAL ACCOUNT - The general investment account of the Company which contains all of the Company's assets, except for the Variable Account and other separate accounts.

GUARANTEED DEATH BENEFIT - The Company guarantees that the Policy will remain in force regardless of investment experience, unless the Indebtedness exceeds the Account Value less uncollected Deductions. If there is no Indebtedness, the Policy cannot lapse even if the Account Value is $0.

INDEBTEDNESS - The amount of any existing Policy loans plus the pro-rata portion of any accrued interest.

INSURED - The person whose life is covered by the Policy.

ISSUE AGE - Attained Age on the Policy Date.

ISSUE DATE - The month, day and year that underwriting is completed and the Company issues the Policy.

LOAN ACCOUNT - That portion of the Company's General Account that contains Account Values attributable to Policy loans.

OWNER, JOINT OWNER, CONTINGENT OWNER - The Owner is the person having all rights under the Policy. Joint Owners are two or more natural persons who own the Policy equally with a right of survivorship. The Contingent Owner is the person or persons who will own the Policy following the Owner's death or upon the death of all the Joint Owners.

POLICY DATE - The date when the Insured's life is covered under the Policy.

POLICY PROCESSING DATE - The Policy Date and the same day of the month as the Policy Date at the end of each successive 3-month period, (or, if that day should fall on a day beyond the end of any month, then the first day of the next month). The Policy Processing Date is when the Company deducts charges and recalculates the death benefit.

POLICY PROCESSING PERIOD - A period of time commencing on any Policy Processing Date and ending on the day preceding the next Policy Processing Date.

POLICY  YEAR,  POLICY  ANNIVERSARY  - The first Policy Year starts on the Policy
Date. Future Policy Years start on the same month and day in each subsequent year, known as a Policy Anniversary.

SERVICE OFFICE - The Company's Valuemark Service Center shown on the cover page.

SUB-ACCOUNT - A segment of the Variable Account. Each Sub-Account is invested in shares of a Fund of an Eligible Investment.

VALUATION DATE - The Variable Account will be valued each day that the New York Stock Exchange is open for trading which is Monday through Friday, except for normal business holidays.

VALUATION PERIOD - The period commencing at the close of business of the New York Stock Exchange on each Valuation Date and ending at the close of business for the next succeeding Valuation Date.

VARIABLE ACCOUNT - A separate account maintained by the Company into which premiums for the Policy and certain other policies are allocated. The Variable Account has been designated "Allianz Life Variable Account A."


Summary
--------------------------------------------------------------------------------


The Policy

The Policy is a single premium variable life insurance policy. Upon acceptance, the premium is allocated to the Variable Account. During the Free-Look Period, the premium will be allocated to the Money Market Sub-Account (see "Free-Look Period").

The Policy provides life insurance coverage on the Insured. The Company guarantees that the Policy will remain in force regardless of investment experience, unless Indebtedness exceeds the Account Value less the uncollected Deductions. If there is no Indebtedness, the Policy cannot lapse even if the Account Value is $0.

While the Policy is in force, the Account Value and, under certain circumstances, the death benefit, will vary with the investment experience of the Variable Account. However, as long as the Policy is in force without loan, the death benefit will never be less than the face amount of insurance at issue.

During the life of the Insured, the Owner can surrender the Policy for the Cash Surrender Value. The Company does not guarantee any minimum Cash Surrender Value.

The Policy has been designed to comply with the definition of life insurance contained in Section 7702 of the Internal Revenue Code of 1986, as amended (the "Code"). However, the law in this regard is very complex and unclear. While every attempt has been made to comply, there is the risk that the Internal Revenue Service will not concur with the Company's interpretations of Section 7702 that were made in determining such compliance. For a further discussion, see "Tax Status - Tax Treatment of the Policy."

Limitations on Surrenders and Loans

The Code alters the tax treatment accorded to loans and certain distributions from life insurance policies which are deemed to be "modified endowment contracts."

The Policy's single premium requirement is such that Policies issued on or after June 21, 1988 are modified endowment contracts.

For modified endowment contracts, partial or full surrenders and/or loan proceeds are taxable to the extent of income in the Policy. Such distributions are deemed to be on a last-in, first-out basis, which means the taxable income is distributed first. Loan proceeds and/or surrender payments will also be subject to an additional 10% federal income tax penalty applied to the income. The penalty shall not, however, apply to any distribution: (1) made on or after the date on which the taxpayer reaches age 591/2; (2) which is attributable to the taxpayer becoming disabled (within the meaning of Section 72(m)(7) of the Code); or (3) which is part of a series of substantially equal periodic payments made (not less frequently than annually) for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and his beneficiary. Policy Owners should consult a tax adviser regarding the possible tax consequences of loans and/or surrenders from the Policy. (See "Tax Status - Tax Treatment of Loans and Surrenders.") The Code further provides that multiple modified endowment contracts which are issued within a calendar year period to the same policy owner by one company or its affiliates are treated as one modified endowment contract for purposes of determining the taxable portion of any loans or distributions. Such treatment may result in adverse tax consequences including more rapid taxation of the loans or distributed amounts from such combination of contracts.

For Policies issued prior to June 21, 1988, material modification of the Policy may result in the Policy being deemed to be a modified endowment contract.

Policy Owners should seek competent tax advice on the tax consequences of purchasing additional Policies, taking loans, surrendering any Policy issued, or making any material modification to their Policies. (See "Tax Status".)


THE COST OF INSURANCE CHARGE IS BASED UPON THE COMMISSIONERS 1980 STANDARD ORDINARY MALE AND FEMALE, SMOKER AND NON-SMOKER MORTALITY TABLES ("1980 CSO TABLE"). THE MAXIMUM RATE IS 100% OF THE 1980 CSO TABLE AND THE CURRENT RATE IS APPROXIMATELY 75% OF THE 1980 CSO TABLE.


The Variable Account

The Variable Account is a separate account of the Company which was established to hold the investments which underlie the Policy. The Variable Account is divided into Sub-Accounts. Each of the Sub-Accounts is invested solely in the shares of one of the twenty-three Funds of the Trust. (See "Franklin Valuemark Funds.")

The Treasury Department has indicated that guidelines may be forthcoming under which a variable life insurance policy will not be treated as life insurance for tax purposes if the owner of the policy has excessive control over the investment underlying the policy. The issuance of such guidelines may require the Company to impose limitations on the Owner's right to control the investment. It is not known whether any such guidelines would have a retroactive effect. (See "Tax Status Diversification.")

Deductions and Charges

The Company makes certain Deductions from the assets of the Variable Account and the Account Value of the Policy. These Deductions are made for mortality and expense risks, for premium taxes, for Policy issue costs, for administrative expenses, for sales charges and for providing life insurance protection.

Mortality and Expense Risk Charge - This risk charge is equal, on an annual basis, to 0.60% of the average daily net assets of each Sub-Account and is deducted on each Valuation Date from the Sub-Account.

Administrative Charge - This charge is equal, on an annual basis, to 0.15% of the average daily net assets of each Sub-Account and is deducted on each Valuation Date from the Sub-Account.

Deferred Issue Charge - When the single premium is received by the Company, a Deferred Issue Charge is accrued. It is for premium taxes (2.5% of the single premium), sales charge (4.0% of the single premium) and Policy issue charge (0.5% of the single premium). For Policies issued in the state of California only, the Deferred Issue Charge is for premium taxes (2.35% of the single premium); sales charge (4.15% of the single premium); and Policy issue charge (0.5% of the single premium). This charge is deducted in ten equal annual deductions on succeeding Policy Anniversaries for the first ten Policy Years. If the Policy is surrendered before the full amount is deducted, the uncollected portion of this charge will be deducted from the proceeds.

Cost of Insurance - On each Policy Processing Date, the Company deducts from the Policy's Account Value the cost of insurance for the past Policy Processing Period. This charge provides death benefit protection for the period.

Transfer Fee - Under certain circumstances, there may be assessed a transfer fee when an Owner transfers values from one Sub-Account to another (see "Transfer Fee").


Trust Annual Expenses - The Managers and Fund Administrators for the Trust are paid fees for their services based upon each Fund's net assets. (See "Deductions and Charges - Trust Annual Expenses" in this Prospectus and the Prospectus for the Trust.)


Surrenders

The Owner may surrender the Policy for its Cash Surrender Value at any time. (See "Account Value, Cash Surrender Value and Transfer Rights.")

Free-Look Period

The Policy may be returned within 10 days after it is received (or for a longer period in states where required) ("Free-Look Period"). In states where required, the Policy may be returned on the later of 45 days from the date on the application or 10 days from the date of receipt of the Policy. It can be mailed or delivered to either the Company or the agent who sold it. Return of the Policy by mail is effective on being postmarked, properly addressed and postage prepaid. The returned Policy will be treated as if the Company had never issued it. The Company will promptly refund the greater of the Policy's Account Value as of the date the Company received the Policy or the premium paid. Any amounts refunded by the Company will include all Policy fees and charges, including charges assessed against the Variable Account assets. The Company will allocate monies to the Money Market Sub-Account until the expiration of the Free-Look Period. Upon the expiration of the Free-Look Period, the Sub-Account value of the Money Market Sub-Account will be allocated to the Sub-Account(s) in accordance with the selection made by the Owner.


Exchange Provisions
--------------------------------------------------------------------------------


The Policy may be exchanged for a policy with benefits that do not vary with the investment results of a separate account. The exchange must be elected within 24 months from the Issue Date. No evidence of insurability will be required as long as the benefits under the new policy are equal to or less than the benefits under the Policy at the time of exchange.


The Company
--------------------------------------------------------------------------------


Allianz Life Insurance Company of North America (the "Company") is a stock life insurance company organized under the laws of the state of Minnesota in 1896. The Company is a wholly-owned subsidiary of Allianz Versicherungs-AG Holding ("Allianz"). Allianz is headquartered in Munich, Germany, and has sales outlets throughout the world. The Company offers fixed and variable life insurance and annuities, and group life, accident and health insurance.

NALAC Financial Plans, LLC is a wholly-owned subsidiary of the Company. It provides marketing services for the Company and is the principal underwriter of the Policy. NALAC Financial Plans, LLC is reimbursed for expenses incurred in the distribution of the Policies.

Administration  for the Policy is  provided  at the  Company's  Service  Office:
Valuemark Service Center, 300 Berwyn Park, P.O. Box 3031, Berwyn, Pennsylvania 19312,
(800) 624-0197.


The Variable Account
-------------------------------------------------------------------------------

The Board of Directors of the Company established the Variable Account on May 31, 1985. The Variable Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act").

The assets of the Variable Account are the property of the Company. However, the assets of the Variable Account equal to the reserves and other policy liabilities with respect to the Variable Account are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains and losses, whether or not realized, are, in accordance with the Policies, credited to or charged against the Variable Account without regard to other income, gains or losses of the Company. The Company's obligations arising under the Policies are general corporate obligations.

The Variable Account meets the definition of a "separate account" under the federal securities laws.

The Variable Account is divided into Sub-Accounts with the assets of each Sub-Account invested in one Fund of Franklin Valuemark Funds. Franklin Valuemark Funds is comprised of twenty-three Funds.

Franklin Valuemark Funds
--------------------------------------------------------------------------------

Each of the twenty-three Sub-Accounts of the Variable Account is invested solely in the shares of one of the Funds of Franklin Valuemark Funds ("Trust"). The Trust is an open-end management investment company registered under the 1940 Act. The investment objectives of each Fund and a discussion of potential risks are found in the accompanying prospectus for the Trust, which is included with this Prospectus.

PURCHASERS SHOULD READ THIS PROSPECTUS AND THE ACCOMPANYING PROSPECTUS FOR THE TRUST CAREFULLY BEFORE INVESTING.

Franklin Advisers, Inc. serves as each Fund's (except the Rising Dividends Fund, the Templeton Global Growth Fund, the Templeton Developing Markets Equity Fund, the Templeton Global Asset Allocation Fund, the Templeton International Smaller Companies Fund, the Mutual Shares Securities Fund and the Mutual Discovery Securities Fund) investment manager. The investment manager for the Templeton Global Growth Fund and the Templeton Global Asset Allocation Fund is Templeton Global Advisors Limited. The investment manager for the Templeton Developing Markets Equity Fund is Templeton Asset Management Ltd. The investment manager for the Templeton International Smaller Companies Fund is Templeton Investment Counsel, Inc. The investment manager for the Mutual Shares Securities Fund and the Mutual Discovery Securities Fund is Franklin Mutual Advisers, Inc. Franklin Advisory Services, Inc. is the investment manager for the Rising Dividends Fund. All investment managers and subadvisers are referred to collectively as "Managers."

The Managers are direct or indirect wholly-owned subsidiaries of Franklin Resources, Inc., a publicly-owned holding company. The Managers, subject to the overall policies, control, direction, and review of the Board of Trustees of the Trust, are responsible for recommending and providing advice with respect to each Fund's investments, and for determining which securities will be purchased, retained or sold as well as for execution of portfolio transactions. Certain Managers have retained one or more subadvisers.

Franklin Templeton Services, Inc. ("Fund Administrator") provides certain administrative facilities and services for the Funds.

Franklin Templeton Investor Services, Inc., also a wholly-owned subsidiary of Franklin Resources, Inc., maintains the records of the Trust's shareholder accounts, processes purchases and redemptions of shares, and serves as each Fund's dividend paying agent.

The following Funds are available:

FUND SEEKING STABILITY
OF PRINCIPAL AND INCOME

  Money Market Fund

FUNDS SEEKING CURRENT INCOME

  High Income Fund
  Templeton Global Income Securities Fund
  U.S. Government Securities Fund
  Zero Coupon Funds - 2000, 2005, 2010

FUNDS SEEKING GROWTH AND INCOME

  Growth and Income Fund
  Income Securities Fund
  Mutual Shares Securities Fund
  Real Estate Securities Fund
  Rising Dividends Fund
  Templeton Global Asset Allocation Fund
  Utility Equity Fund

FUNDS SEEKING CAPITAL GROWTH

  Capital Growth Fund
  Mutual Discovery Securities Fund
  Natural Resources Securities Fund
   (formerly, Precious Metals Fund)
  Small Cap Fund
  Templeton Developing Markets Equity Fund
  Templeton Global Growth Fund
  Templeton International Equity Fund
  Templeton International Smaller Companies Fund
  Templeton Pacific Growth Fund

General

There is no assurance that the investment objectives of any of the Funds will be met. Owners bear the complete investment risk for Account Values allocated to a Sub-Account.

Additional Funds and/or additional Eligible Funds may, from time to time, be made available as investments to underlie the Policy. However, the right to make such selections will be limited by the terms and conditions imposed on such transactions by the Company (See "Premium Payments - Allocation of Premium").

Trust shares are issued and redeemed only in connection with variable annuity contracts and variable life insurance policies issued through separate accounts of the Company and its affiliates. The Trust does not foresee any disadvantage to Owners arising out of the fact that the Trust may be made available to separate accounts which are used in connection with both variable annuity and variable life insurance products. Nevertheless, the Trust's Board of Trustees intends to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response thereto. If such a conflict were to occur, one of the separate accounts might withdraw its investment in the Trust. This might force the Trust to sell portfolio securities at disadvantageous prices.


Substitution of Securities
--------------------------------------------------------------------------------


If the shares of any Fund of the Trust should no longer be available for investment by the Variable Account or, if in the judgment of the Company, the substitution of shares of any Fund for another would be in the best interests of Owners in view of the purpose of the Policy, the Company may substitute shares of another Eligible Fund (or Fund within the Trust). No substitution of securities in any Sub-Account may take place without prior approval of the Securities and Exchange Commission and under such requirements as it may impose.


Premium Payments
--------------------------------------------------------------------------------


Single Premium


The single premium is due on the Policy Date. Before the Policy will take effect, the application and the premium must be in good order as determined by the Company's administrative rules. The minimum single premium which the Company will accept is $20,000.


Grace Period

The Policy will lapse if the total Indebtedness exceeds the Account Value less the uncollected Deductions. If there is no Indebtedness, the Policy cannot lapse even if the Account Value equals $0. If the Policy lapses, a grace period of 31 days shall be allowed for the Owner to repay the loan by at least an amount which provides sufficient Cash Surrender Value to keep the Policy in force for three Policy Processing Periods. If such loan repayment is not made by the end of the grace period, the Policy will lapse and all coverage under the Policy will terminate without value. The Company will mail the notice that the grace period is in effect to the Owner and any assignee of record to the last known addresses. The Policy will continue in force during the grace period. If the Insured dies during the grace period, the death benefit will be the death benefit in effect immediately prior to the start of the grace period less any accrued Deductions and less any Indebtedness.

Reinstatement

Subject to the following conditions, the Policy may be reinstated during the lifetime of the Insured, unless it was surrendered for cash. The requirements for reinstatement are:

1. the Service Office must receive a properly executed application for reinstatement;

2. evidence of insurability satisfactory to the Company must be submitted;

3. a minimum premium sufficient to keep the Policy in force for three Policy Processing Periods must be paid; and

4. any Indebtedness must be paid.

The Policy Date of a reinstated Policy will be the Policy Processing Date on or next following the date the Company approves the reinstatement application.

For those states that allow it, the suicide and incontestability provisions will apply from the Policy Date of reinstatement. Otherwise, the suicide and incontestability provisions will only apply from the initial Policy Date. If the Policy has been in force for two years during the lifetime of the Insured, it will be contestable only as to statements made in the reinstatement application.

Allocation of Premium

The premium is allocated to one or more of the Sub-Accounts of the Variable Account. During the Free-Look Period, the single premium is allocated to the Money Market Sub-Account.


At the end of the Free-Look Period, the Account Value will be allocated to one or more of the Sub-Accounts in accordance with the premium allocation on record. This allocation is not deemed to be a transfer subject to the transfer fee provision (see "Transfer Fee"). The Company reserves the right to limit the number of allocations that an Owner can have at any one time. Currently, the Owner may be invested in up to ten Sub-Accounts initially, and at any one time throughout the life of the policy.



Deductions and Charges
--------------------------------------------------------------------------------

The Deductions under the Policy will be made as follows:

Mortality and Expense Risk Charge

The Company deducts a Mortality and Expense Risk Charge from each Sub-Account on each Valuation Date. This risk charge is equal, on an annual basis, to 0.60% of the average daily net assets of the Sub-Account. This risk charge compensates the Company for assuming the mortality and expense risks under the Policy. The mortality risk assumed by the Company is that the Insureds, as a group, may not live as long as expected. The expense risk assumed by the Company is that actual expenses may be greater than those assumed. The Company is responsible for all administration of the Policies and the Variable Account. The Company expects to profit from this charge.

Administrative Charge

The Company deducts an Administrative Charge from each Sub-Account on each Valuation Date. This risk charge is equal, on an annual basis, to 0.15% of the average daily net assets of the Sub-Account. This charge reimburses the Company for expenses incurred in the administration of the Policies and the Variable Account. Such expenses include but are not limited to: confirmations, annual reports and account statements, maintenance of Policy records, maintenance of Variable Account records, administrative personnel costs, mailing costs, data processing costs, legal fees, accounting fees, filing fees, the costs of other services necessary for Policy Owner servicing and all accounting, valuation, regulatory and updating requirements.

Cost of Insurance

On each Policy Processing Date, the Company deducts a charge for the Cost of Insurance for the past Policy Processing Period. This charge is deducted from the Account Value and provides death benefit protection for the Policy Processing Period.

This charge is deducted from each Sub-Account in the same proportion that the Policy's Account Value in the Sub-Account bears to the Policy's non-loaned Account Value.

The current cost of insurance for a Policy Processing Period is:

1. the current cost of insurance rate, multiplied by

2. the net amount at risk for the Policy Processing Period.


The Company intends to use a current cost of insurance rate which may vary from time to time. The current rate is approximately 75% of the Commissioners Standard 1980 Ordinary Male and Female, Smoker and Non-smoker Mortality Tables ("1980 CSO Table"). The current rate varies according to the age of the Insured. The cost of insurance rate will never be more than the guaranteed maximum cost of insurance rates. The guaranteed maximum cost of insurance rates vary by sex (in states where permitted), Attained Age and underwriting class. The guaranteed maximum cost of insurance rates are shown in the Policy Schedule and are equal to 100% of the 1980 CSO Table. Owners will be notified of any change, prior to implementation, in the current rates to be charged.


The net amount at risk is approximately equal to the death benefit minus the sum of the Cash Surrender Value and the Loan Account Value attributable to the Policy.


Insurance underwriting is designed to group applicants of the same age and sex (in states where permitted) into classifications which can be expected to produce mortality experience consistent with the actuarial structure for that class.




Deferred Issue Charge

When the single premium is received at the Company, a Deferred Issue Charge is accrued. The Company deducts this charge in ten equal annual deductions on succeeding Policy Anniversaries for the first ten Policy Years. If the Owner surrenders the Policy before the full amount is deducted, the uncollected portion of this charge is deducted from the Account Value. The Deferred Issue Charge is for premium taxes (2.5% of the single premium); sales charge (4.0% of the single premium); and Policy issue charge (0.5% of the single premium). For policies issued in the state of California only, the Deferred Issue Charge is for premium taxes (2.35% of the single premium); sales charge (4.15% of the single premium); and Policy issue charge (0.5% of the single premium).

Premium Taxes - All states and certain jurisdictions, such as cities and counties, tax premium payments. Premium taxes vary from state to state and are generally in the range of 2% to 3%.

Sales Charge - This sales charge reimburses the Company for expenses incurred in connection with the promotion, sale and distribution of the Policy. This charge from the single premium is not expected to cover the distribution costs. To the extent that this charge is insufficient to cover the distribution costs, the Company may make up the difference from the general assets of the Company including the profit it expects from the Mortality and Expense Risk Charge.

Policy Issue Charge - This charge is designed to cover the administrative expenses incurred in connection with issuing a Policy. Such expenses include initial underwriting review, medical examinations, inspection reports, attending physicians' statements, insurance underwriting costs, Policy issuance costs, establishing permanent Policy records, preparation of illustrations, preparation of riders and the initial confirmation of the transaction.

Income Tax Charge

The Company does not currently assess any charge for income taxes incurred by the Company as a result of the operations of the Sub-Accounts of the Variable Account. The Company reserves the right to assess a charge for such taxes against the Sub-Accounts if the Company determines that such taxes will be incurred.

Transfer Fee

Currently, the Company permits twelve transfers per Policy Year without the imposition of any charge. For transfers in excess of that number the Company currently charges $25 per transfer (or 2% of the amount transferred, if less). The transfer fee at any given time will not be set at a level greater than its cost and will contain no element of profit.

Trust Annual Expenses

There are  deductions  from and expenses paid out of the assets of the Funds which are summarized  below.  The Management and Fund
Administration  Fees for each Fund are based on a percentage  of that Fund's net assets.  See "Franklin  Valuemark  Funds" in this
Prospectus and "Management" in the Trust prospectus.

The "Management and Fund  Administration  Fees" below include investment advisory and other management and administrative fees not included as "Other Expenses" that were paid to the Managers and Fund Administrators to the Trust for the 1996 calendar year except for Funds with fee waivers or newer Funds  without a full year of operations  as of December 31, 1996 (see  explanatory  footnotes below).

                                                                             Management
                                                                              and Fund           Other      Total Annual
                                                                        Administration Fees1   Expenses       Expenses
------------------------------------------------------------------------------------------------------------------------------------
Money Market Fund2.....................................................         .51%            .02%            .53%
Growth and Income Fund ................................................         .48%            .02%            .50%
Natural Resources Securities Fund3.....................................         .60%            .05%            .65%
Real Estate Securities Fund ...........................................         .55%            .02%            .57%
Utility Equity Fund ...................................................         .47%            .03%            .50%
High Income Fund ......................................................         .52%            .02%            .54%
Templeton Global Income Securities Fund ...............................         .56%            .05%            .61%
Income Securities Fund ................................................         .47%            .03%            .50%
U.S. Government Securities Fund .......................................         .49%            .02%            .51%
Zero Coupon Fund - 20004...............................................         .38%            .02%            .40%
Zero Coupon Fund - 20054...............................................         .38%            .02%            .40%
Zero Coupon Fund - 20104...............................................         .38%            .02%            .40%
Rising Dividends Fund .................................................         .75%            .01%            .76%
Templeton International Equity Fund ...................................         .81%            .08%            .89%
Templeton Pacific Growth Fund .........................................         .89%            .10%            .99%
Templeton Global Growth Fund ..........................................         .88%            .05%            .93%
Templeton Developing Markets Equity Fund...............................        1.25%            .24%           1.49%
Templeton Global Asset Allocation Fund ................................         .80%            .06%            .86%
Small Cap Fund.........................................................         .75%            .02%            .77%
Templeton International Smaller Companies Fund5........................        1.00%            .16%           1.16%
Capital Growth Fund5...................................................         .75%            .02%            .77%
Mutual Discovery Securities Fund6......................................         .95%            .10%           1.05%
Mutual Shares Securities Fund6.........................................         .75%            .10%            .85%

1The Fund  Administration  Fee is a direct expense for the Templeton  Global Asset  Allocation  Fund, the Templeton  International
Smaller  Companies Fund, the Mutual Discovery  Securities Fund and the Mutual Shares  Securities Fund; other Funds pay for similar services  indirectly  through the Management  Fee. See  "Management"  in the Trust  Prospectus for further  information  regarding
Management and Fund Administration Fees.

2Franklin  Advisers,  Inc.  agreed in advance to waive a portion of its  Management  Fee and to make  certain  payments  to reduce expenses of the Money Market Fund during 1996 and is currently  continuing  this  arrangement  in 1997.  This  arrangement  may be terminated at any time.  With this reduction,  actual  Management Fees and Total Annual Expenses of the Money Market Fund for 1996
were 0.41% and 0.43%, respectively of the average daily net assets of the Fund.

3Prior to May 1, 1997, the Natural Resources Securities Fund was known as the Precious Metals Fund.

4Net of management fees waived. Although not obligated to, Franklin Advisers, Inc. has agreed in advance to waive a portion of its management fees and to make certain  payments to reduce expenses of the three Zero Coupon Funds through at least December 31, 1997 such that the aggregate  expenses of each Zero Coupon Fund will not exceed 0.40% of each Fund's net assets.  Absent the management fee waivers,  for the year ended  December 31,  1996,  the Total Annual  Expenses  and  Management  and Fund  Administration  Fees
respectively would have been as follows:  Zero Coupon Fund - 2000, .62% and .60%; Zero Coupon Fund - 2005, .65% and .63%; and Zero
Coupon Fund - 2010, .65% and .63%. There were no expense reimbursements during 1996 for the Zero Coupon Funds.

5The Templeton  International  Smaller  Companies Fund and the Capital Growth Fund commenced  operations May 1, 1996. The expenses shown are estimated expenses for the Funds for 1997.

6The Mutual Discovery  Securities Fund and the Mutual Shares Securities Fund commenced  operations  November 8, 1996. The expenses shown are estimated expenses for the Funds for 1997.

Death Benefit

Death Benefit

The death benefit is the greater of the face amount at the Policy Date or the variable insurance amount as of the date the Service Office receives proof of death of the Insured. The death benefit will be paid to the Beneficiary upon receipt of due proof of the Insured's death. The amount payable will be the death benefit reduced by any Indebtedness and any accrued Deductions, and increased by amounts due from riders.

Variable Insurance Amount

The variable insurance amount on the Policy Date equals the face amount. Thereafter, the variable insurance amount will be the Account Value of the Policy less the uncollected Deductions multiplied by the net single premium factor for the Insured's Attained Age and sex (in states where permitted) as of such date. Appendix B is a Table of Net Single Premium Factors as is also contained in the Policy.

The amount of insurance purchased by $1.00 decreases with the age of an Insured. Therefore, the death benefit under such a Policy will decrease unless the Account Value has increased during the period. Therefore, when divided into the Account Value of a Policy, it will reduce the death benefit under such a Policy unless the Account Value has increased at a greater rate than the increase in the applicable net single premium factor.

Guaranteed Death Benefit

If there is no Indebtedness under the Policy, it will not lapse even if the Account Value is $0. The Policy will terminate without value, as described in the Grace Period provision, if Indebtedness on the Policy is greater than the Account Value less the uncollected Deductions.

Account Value, Cash Surrender Value
and Transfer Rights
--------------------------------------------------------------------------------


Account Value

On any Valuation Date, the Account Value of the Policy is equal to the sum of the Sub-Account values and the Loan Account attributable to the Policy.

Method of Determining Sub-Account Values

Sub-Account values will fluctuate in accordance with the investment experience of the applicable underlying Fund held within the Sub-Account. In order to determine these Sub-Account values, the Company utilizes Sub-Account valuation units. The value of a unit applicable during any Valuation Period is determined at the end of that Period.

When the first shares of the Funds were purchased for the Sub-Accounts, each Sub-Account valuation unit was valued at $10. The value of a unit within each Sub-Account on any Valuation Date thereafter is determined by dividing (a) by
(b), where:

(a) is equal to:

1. total value of the net assets in the Sub-Account; minus

2. the daily charge for assuming the mortality and expense risks; minus

3. the daily charge for administrative expenses; plus or minus

4. a charge or credit for any tax provision established for the Sub-Account.

and (b) is the total number of units applicable to that Sub-Account at the end of the Valuation Period.

A valuation unit may increase or decrease in value from Valuation Date to Valuation Date.


Cash Surrender Value
-------------------------------------------------------------------------------

The Policy may be surrendered for its Cash Surrender Value by submitting a written request to the Service Office. The Cash Surrender Value is equal to the Account Value of the Policy less the sum of:

1. the uncollected portion of any Deductions or accrued Deductions; and

2. any Indebtedness.

Surrendering the Policy will cancel it. There are no partial surrenders allowed under the Policy.

This Policy is considered to be a modified endowment contract under the code. Surrender payments are fully taxable to the extent of income in the Policy and may further be subject to an additional 10% tax penalty. The penalty shall not apply, however, to any distribution: (a) made on or after the date on which the taxpayer reaches age 591/2; (b) which is attributable to the taxpayer becoming disabled (within the meaning of Section 72(m)(7) of the Code); or (c) which is part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and his or her beneficiary.

Transfer Rights

The Owner may transfer by telephone or written request non-loaned Account Values among the Sub-Accounts subject to the following:

1. the minimum value that may be transferred from any Sub-Account is $500 (or the total value if it is less than $500);

2. the deduction from the Account Value of any transfer fee charge that the Company may assess. The Company currently allows twelve (12) free transfers per Policy Year. For additional transfers there is a $25 transfer fee (or 2% of the amount transferred, if less);

3. any limit on the number of transfers per Policy Year that the Company may impose. Currently the only limits are as set out in 2 above.

Neither the Variable Account nor the Trust is designed for professional market timing organizations, other entities, or persons using programmed, large or frequent transfers. A pattern of exchanges that coincides with a "market timing" strategy may be disruptive to the Fund and may be refused. Accounts under common ownership or control may be aggregated for purposes of transfer limits. In coordination with the Trust, the Company reserves the right to restrict the transfer privilege or reject any specific premium allocation request for any person whose transactions seem to follow a timing pattern.

An Owner may elect to make transfers by telephone. To elect this option the Owner must do so in writing to the Company. If there are Joint Owners, unless the Company is informed to the contrary, instructions will be accepted from either one of the Joint Owners. The Company will use reasonable procedures to confirm that instructions communicated by telephone are genuine. If it does not, the Company may be liable for any losses due to unauthorized or fraudulent instructions. The Company tape records all telephone transactions.


Loan Provisions
--------------------------------------------------------------------------------
Policy Loan

The Owner may borrow money from the Company while the Policy is in effect. The Policy will be the only security the Company will require for the Policy loan. The minimum loan amount is $1,000 where permitted by state law. The maximum loan value is 90% of the Cash Surrender Value. The Company calculates the Cash Surrender Value as of the end of the Valuation Period during which the loan request is received in good order at the Service Office. Any existing loan will be added to the new loan to determine the total loan.

This Policy is considered to be a modified endowment contract under the Code. Loan payments are fully taxable to the extent of income in the Policy and may further be subject to an additional 10% tax penalty. The penalty shall not apply, however, to any distribution: (a) made on or after the date on which the taxpayer reaches age 591/2; (b) which is attributable to the taxpayer becoming disabled (within the meaning of Section 72(m)(7) of the Code); or (c) which is part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and his or her beneficiary.

The Code also provides that multiple modified endowment contracts that are issued within a calendar year period to the same owner by one company or its affiliates are treated as one modified endowment contract for purposes of determining the tax consequences of any loans or distributions. Such treatment may result in adverse tax consequences including more rapid taxation of the loans or distributed amounts from such combination of policies. Owners should consult a tax adviser prior to purchasing more than one modified endowment contract in any calendar year period.

Effect of a Loan

A Policy loan will result in valuation units being redeemed from the Sub-Accounts and the proceeds being transferred to the Loan Account. The Company will pay interest on the Loan Account at an annual rate of 4.0%. If the Owner does not specify from which Sub-Account(s) the loan is to be made, the loan will be made from the Sub-Accounts in the same proportion as the value in each Sub-Account bears to the non-loaned Account Value.

A Policy loan, whether or not repaid, will have a permanent effect on the death benefits and Policy values, because the amount of the Policy loan will not share in the investment results of the Sub-Accounts in which it had been invested. If not repaid, the Policy loan will reduce the amount of death benefit and Cash Surrender Value.

Payment of Interest, Loan Repayment
and Policy Lapsation

The interest rate for a Policy loan is 4.75% annually. The interest is payable in arrears on each Policy Anniversary for the past Policy Year. If interest is not paid when it is due, it will be added to the Policy loan and charged the same interest rate as the Policy loan. The additional interest will be deducted from the Sub-Accounts in the proportion that the value of each Sub-Account bears to the non-loaned Account Value.

An Owner may repay all or part of the Policy loan at any time while the Insured is living. The minimum permissible amount of repayment is $1,000. The repayment will be transferred from the Loan Account to the Sub-Accounts in accordance with the Policy Owner's instructions. If no such instructions are on record, the repayment will be allocated in the proportion that the value of each Sub-Account bears to the non-loaned Account Value as of the date of repayment.

If the Indebtedness exceeds the Account Value less the uncollected Deductions, the Company will terminate the Policy. The Company will not do this, however, until 31 days after it mails notice of intent to terminate. The Company will notify, at the last known address, the Owner and anyone who holds the Policy as collateral.


Ownership
--------------------------------------------------------------------------------
Owner


The Policy is available to Owners age 30 to 80. However, Allianz Life may, at its sole discretion, waive the age requirement and issue policies to Owners younger than age 30 or older than age 80. The Owner, any Joint Owner and any Contingent Owner are named in the application. If more than one person is named as Owner or Contingent Owner and the designation does not state otherwise, the Company will treat such persons as Joint Owners with rights of survivorship. Any designations may be changed by the Owner.


While the Insured is alive, the Owner may exercise all the rights of the Policy subject to the rights of:

1. any assignee under an assignment filed with the Service Office; and


2. any irrevocably named Beneficiary.

If the Owner dies, the Owner's rights will pass to any surviving Joint Owner(s); otherwise to any Contingent Owner(s) then alive; otherwise to the Owner's estate.

Transfer of Ownership

While the Insured is living, the Owner may transfer ownership of the Policy. A written request, dated and signed by the Owner, must be sent to the Service Office. The Company may require that the Policy be returned for an endorsement. The transfer will take effect as of the date the request was signed.

Any transfer of ownership terminates the interest of any existing Contingent Owner. It does not change the Beneficiary, nor transfer the Beneficiary's interest. Any change or transfer of ownership is subject to any benefit payment made by the Company before endorsement.

Assignment

The Owner may assign the Policy. A copy of any assignment must be filed with the Service Office. The Company is not responsible for the validity of any assignment. If the Owner assigns the Policy, the Owner's rights and those of any revocably-named person will be subject to the assignment. An assignment will not affect any payments the Company may make or actions it may take before such assignment has been recorded at the Service Office.


Beneficiary Provisions


Beneficiary

The Beneficiary and any Contingent Beneficiary are named in the application. They may be changed by the Owner.

Change of Beneficiary

While the Insured is living, the Owner may change the Beneficiary. A written request, dated and signed by the Owner, must be filed at the Service Office. After the change is recorded, it will take effect as of the date the request was signed. If the request reaches the Service Office after the Insured dies but before any benefit payment is made, the change will be valid.

Death of Beneficiary

If all of the named Beneficiaries die prior to the Insured's death, the Company will pay the death benefit in one sum to the Owner's estate.


Delay of Payments
--------------------------------------------------------------------------------

The Company will generally pay Policy proceeds within seven business days of receipt of a completed request for such payment. The Company reserves the right to suspend or postpone any type of payment from the Variable Account for any period when:

a. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

b. trading on the New York Stock Exchange is restricted;

c. an emergency exists as a result of which disposal of securities held in the Variable Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account's net assets; or

d. the Securities and Exchange Commission, by order, so permits delay for the protection of Owners.

The applicable rules of the Securities and Exchange Commission will govern as to whether the conditions described in (b) and (c) exist.


Management of the Company
-------------------------------------------------------------------------------


As of September 1, 1997, the directors and executive officers of the Company and their principal occupations for the past 5 years are as follows:


                           Principal Occupations
Name                       During the Past Five Years
--------------------------------------------------------------------------------
Lowell C.  Anderson        Chairman,  President  and Chief  Executive  Officer
                           of the Company since October,  1988.  From 1985 to
                           1988, Mr. Anderson was President and Chief Operating
                           Officer of the Company.

Herbert F. Hansmeyer       Chairman of the Board of Allianz of America Corp.
                           Member of the Board of Management of Allianz -AG,
                           Munich, Germany, since 1986; formerly Chief Executive
                           Officer of Allianz Insurance Company, Los Angeles,
                           California; formerly President and Chief Executive
                           Officer of FFIC.

Dr. Jerry E. Robertson     Former Executive Vice President, 3M/Life Sciences
                           Sector since November 1988.


Dr. Gerhard Rupprecht      Chairman of the Board of Management - Allianz
                           Lebensversicherungs since 1979.

Michael P. Sullivan        President, Chief Executive Officer and Director of
                           International Dairy Queen, Inc. since 1987.


Michael T. Westermeyer     Vice President - Corporate Legal Officer and
                           Secretary of the Company since April 1997. Formerl
                           Second Vice President, Senior Counsel and Assistant
                           Secretary of the Company.


J. Ward Hamlin             Vice President - Underwriting of the Company since
                           1981.

Robert S. James            President - Individual Marketing Division of the
                           Company since March 31, 1995. Previously President
                           of Financial Markets Division.

Edward J. Bonach           Senior Vice President - Chief Financial Officer and
                           Treasurer of the Company since 1993. Senior Vice
                           President and Chief Actuary previously.

Ronald L. Wobbeking        President - Mass Marketing Division of the Company
                           since September 1991. Previously Senior Vice
                           President Mass Marketing.

Rev. Dennis J. Dease       President, University of St. Thomas, St. Paul since
                           July 1991.

James R. Campbell          Executive Vice President of Norwest Corporation
                           since February 1988.


Administration of the Policies
--------------------------------------------------------------------------------

While the Company has primary responsibility for all administration of the Policies and the Variable Account, it has retained the services of Delaware Valley Financial Services, Inc. ("DVFS" or "Valuemark Service Center") pursuant to an Administrative Agreement. Such administrative services include issuance of the Policies and maintenance of Policy Owners' records. The Company pays all charges and fees assessed by DVFS. DVFS serves as the administrator to various insurance companies offering variable and fixed annuity and variable life insurance contracts. The Company's ability to administer the Policies could be adversely affected should DVFS elect to terminate the Agreement.



Tax Status
--------------------------------------------------------------------------------

NOTE: The following description is based upon the Company's understanding of current federal income tax law applicable to life insurance in general. The Company cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. Section 7702 of the Internal Revenue Code of 1986, as amended ("Code"), defines the term "life insurance contract" for purposes of the Code. The Company believes that the Policies to be issued will qualify as "life insurance contracts" under Section 7702. The Company does not guarantee the tax status of the Policies. Purchasers bear the complete risk that the Policies may not be treated as "life insurance" under federal income tax laws. Purchasers should consult their own tax advisers. It should be further understood that the following discussion is not exhaustive and that special rules not described in this Prospectus may be applicable in certain situations.

Introduction

The discussion contained herein is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state or other tax laws. Moreover, the discussion herein is based upon the Company's understanding of current federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of those current federal income tax laws or of the current interpretations by the Internal Revenue Service.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Variable Account is not a separate entity from the Company and its operations form a part of the Company.

Diversification

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable life insurance policies. The Code provides that a variable life insurance policy will not be treated as life insurance for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"), adequately diversified. Disqualification of the Policy as a life insurance contract would result in imposition of federal income tax to the Owner with respect to earnings allocable to the Policy prior to the receipt of payments under the Policy. The Code contains a safe harbor provision which provides that life insurance policies such as the Policies meet the diversification requirements if, as of the close of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five (55%) percent of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies. There is an exception for securities issued by the U.S. Treasury in connection with variable life insurance policies.

On March 2, 1989,  the  Treasury  Department  issued  Regulations  (Treas.  Reg.
Section 1.817-5), which established diversification requirements for the investment portfolios underlying variable contracts such as the Policies. The Regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, an investment portfolio will be deemed adequately diversified if: (i) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (ii) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (iii) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (iv) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

The Code provides that, for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

The Company intends that each Fund of the Trust underlying the Policies will be managed by the Managers for the Trust in such a manner as to comply with these diversification requirements.

The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which Owner control of the investments of the Variable Account will cause the Owner to be treated as the owner of the assets of the Variable Account, thereby resulting in the loss of favorable tax treatment for the Policy. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of Owner control which may be exercised under the Policy is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Owner to be considered as the owner of the assets of the Variable Account.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the Owner being retroactively determined to be the owner of the assets of the Variable Account.

Due to the uncertainty in this area, the Company reserves the right to modify the Policy in an attempt to maintain favorable tax treatment.

Tax Treatment of the Policy

The Policy has been designed to comply with the definition of life insurance contained in Section 7702 of the Code. Although some interim guidance has been provided and proposed regulations have been issued, final regulations have not been adopted. Section 7702 of the Code requires the use of reasonable mortality and other expense charges. In establishing these charges, the Company has relied on the interim guidance provided in IRS Notice 88-128 and proposed regulations issued on July 5, 1991. Currently, there is even less guidance as to a Policy issued on a substandard risk basis and thus it is even less clear whether a Policy issued on such basis would meet the requirements of Section 7702 of the Code.

While the Company has attempted to comply with Section 7702, the law in this area is very complex and unclear. There is a risk, therefore, that the Internal Revenue Service will not concur with the Company's interpretations of Section 7702 that were made in determining such compliance. In the event the Policy is determined not to so comply, it would not qualify for the favorable tax treatment usually accorded life insurance policies. Owners should consult their tax advisers with respect to the tax consequences of purchasing the Policy.

Policy Proceeds

Loan proceeds and/or surrender payments from the Policies are fully taxable to the extent of income in the Policy and may further be subject to an additional 10% federal income tax penalty. (See "Tax Treatment of Loans and Surrenders.") Otherwise, the Policy should receive the same federal income tax treatment as any other type of life insurance. As such, the death benefit thereunder is excludable from the gross income of the Beneficiary under Section 101(a) of the Code. Also, the Owner is not deemed to be in constructive receipt of the Account Value or Cash Surrender Value, including increments thereon, under a Policy until surrender thereof.

Federal, state and local estate, inheritance and other tax consequences of ownership, or receipt of Policy proceeds, depend on the circumstances of each Owner or Beneficiary.

Tax Treatment of Loans and Surrenders

The Code alters the tax treatment accorded to loans and certain distributions from life insurance policies which are deemed to be "modified endowment contracts." The Policy's single premium requirement is such that Policies issued on or after June 21, 1988 are modified endowment contracts. A Policy received in exchange for a modified endowment contract is also a modified endowment contract regardless of whether it meets the 7-pay test.

However, an exchange under Section 1035 of the Code of a life insurance policy entered into before June 21, 1988 for the Policy will not cause the Policy to be treated as a modified endowment contract if no additional premiums are paid.

A Policy that was entered into prior to June 21, 1988 may be deemed to be a modified endowment contract if it is materially changed and fails to meet the 7-pay test. A Policy fails to meet the 7-pay test when the cumulative amount paid under the Policy at any time during the first 7 Policy Years exceeds the sum of the net level premiums which would have been paid on or before such time if the Policy provided for paid-up future benefits after the payment of seven
(7) level annual premiums. A material change would include any increase in the future benefits provided under a policy unless the increase is attributable to:
(1) the payment of premiums necessary to fund the lowest death benefit and qualified additional benefits payable in the first seven policy years; or (2) the crediting of interest or other earnings (including policyholder dividends) with respect to such premiums.

Assuming that the Policy is treated as a modified endowment contract, surrenders and/or loan proceeds are taxable to the extent of income in the Policy. Such distributions are deemed to be on a last-in, first-out basis, which means the taxable income is distributed first. Loan proceeds and/or surrender payments may also be subject to an additional 10% federal income tax penalty applied to the income portion of such distribution. The penalty shall not apply, however, to any distribution: (1) made on or after the date on which the taxpayer reaches age 591/2; (2) which is attributable to the taxpayer becoming disabled (within the meaning of Section 72(m)(7) of the Code); or (3) which is part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and his or her beneficiary. Furthermore, only under limited circumstances will interest paid on Policy loans be tax deductible.

If a Policy is not classified as a modified endowment contract, then any surrenders shall be treated first as a recovery of the investment in the Policy which would not be received as taxable income. However, if a distribution is the result of a reduction in benefits under the Policy within the first fifteen years after the Policy is issued in order to comply with Section 7702, such distribution will, under rules set forth in Section 7702, be taxed as ordinary income to the extent of income in the Policy.

Any loans from a Policy which is not classified as a modified endowment contract, will be treated as indebtedness of the Owner and not a distribution. Upon complete surrender or when Maturity Benefits are paid, if the amount received plus the policy debt exceeds the total premiums paid that are not treated as previously surrendered by the Policy Owner, the excess generally will be treated as ordinary income.

Personal interest payable on a loan under a Policy owned by an individual is generally not deductible. Furthermore, no deduction will be allowed for interest on loans under Policies covering the life of any employee or officer of the taxpayer or any person financially interested in the business carried on by the taxpayer to the extent the indebtedness for such employee, officer or financially interested person exceeds $50,000. The deductibility of interest payable on Policy loans may be subject to further rules and limitations under Sections 163 and 264 of the Code.

Owners should seek competent tax advice on the tax consequences of taking loans, making a partial or total surrender, exchanging policies, or making any material modifications to their Policies.

Multiple Policies

The Code further provides that multiple modified endowment contracts that are issued within a calendar year period to the same owner by one company or its affiliates are treated as one modified endowment contract for purposes of determining the taxable portion of any loans or distributions. Such treatment may result in adverse tax consequences including more rapid taxation of the loans or distributed amounts from such combination of contracts. Owners should consult a tax adviser prior to purchasing more than one modified endowment contract in any calendar year period.

Tax Treatment of Assignments

An assignment of a Policy or other change of ownership of a Policy may be a taxable event. Owners should therefore consult competent tax advisers should they wish to assign or change the owner of their Policies.

Qualified Plans

The Policies may be used in conjunction with certain Qualified Plans. Because the rules governing such use are complex, a purchaser should not do so until he has consulted a competent Qualified Plans consultant.


Variable Account Voting Privileges
--------------------------------------------------------------------------------

In accordance with its view of present applicable law, the Company will vote the shares of the Trust held in the Variable Account at special meetings of the shareholders of the Trust in accordance with instructions received from Owners (or Beneficiaries if applicable) having the voting interest in the Variable Account. The Company will vote shares for which it has not received instructions in the same proportion as it votes shares for which it has received instructions. The Company will vote shares it owns in the same proportion as it votes shares for which it has received instructions. The Trust does not hold regular meetings of shareholders.

If the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the shares of the Trust in its own right, it may elect to do so.

The voting interests of the Owner (or the Beneficiary if applicable) in the Trust will be determined as follows: Owners may cast one vote for each $100 of Account Value of the Policy allocated to the Sub-Account on the record date for the shareholder meeting of the Trust. Fractional votes are counted.

The number of shares which a person has a right to vote will be determined as of the date to be chosen by the Company not more than sixty (60) days prior to the meeting of the Trust. Voting instructions will be solicited by written communication at least fourteen (14) days prior to such meeting.

Each Owner (or Beneficiary if applicable) having the voting interest in the Variable Account will receive periodic reports relating to the Trust in which he or she has an interest, proxy material and a form with which to give such voting instructions with respect to the proportion of the shares held in the Variable Account corresponding to his or her interest in the Variable Account.

Disregard of Voting Instructions

The Company may, when required to do so by state insurance authorities, vote shares of the Trust without regard to instructions from Owners if such instructions would require such shares to be voted to cause any Fund of the Trust to make (or refrain from making) investments which would result in changes in the sub-classification or investment objectives of the Trust or a Fund. The Company may also disapprove changes in the investment policy initiated by the Owners or trustees of the Trust, if such disapproval is reasonable and is based on a good faith determination by the Company that the change would violate state or federal law or the change would not be consistent with the investment objectives of the Trust or a Fund or which varies from the general quality and nature of investments and investment techniques used by other funds with similar investment objectives underlying other separate accounts of the Company or of an affiliated life insurance company. In the event the Company does disregard voting instructions, a summary of this action and the reasons for such action will be included in the next semi-annual report to Owners.


Distribution of the Policy
--------------------------------------------------------------------------------

The Policy is sold by licensed insurance agents, where the Policy may be lawfully sold, who are registered representatives of broker-dealers which are registered under the Securities Exchange Act of 1934 and are members of the National Association of Securities Dealers, Inc.

The Policy is distributed through the principal underwriter for the Variable Account, NALAC Financial Plans, LLC ("NFP"), 1750 Hennepin Avenue, Minneapolis, MN, a wholly-owned subsidiary of the Company. NFP has subcontracted with Franklin Advisers, Inc. for it and/or certain of its affiliates to provide certain marketing support services and NFP compensates these entities for their services.

Commissions will be paid to broker-dealers who sell the Policies. Broker-dealers will be paid commissions at the time of purchase up to 5.25% of the single premium. Broker-dealers are also paid a trail commission of up to 25 basis points of the Policy Account Value. In addition, under certain circumstances, the Company may pay certain sellers production bonuses which will take into account, among other things, the total premiums which have been paid under Policies associated with the broker-dealer. Additional payments may be made for other services not directly related to the sale of the Policies.


Reports to Owners
--------------------------------------------------------------------------------

The Company will send to each Owner semi-annual and annual reports of the Trust. Within 30 days after each Policy Anniversary, an annual statement will be sent to each Owner. The statement will show the current amount of death benefit payable under the Policy, the current Account Value, the current Cash Surrender Value, current Indebtedness and will show all transactions previously confirmed. The statement will also show premiums paid, investment returns and all charges deducted during the Policy Year.

Confirmations will be mailed to Policy Owners within seven days of the transaction of: (a) the receipt of premium; (b) any transfer between
Sub-Accounts; (c) any loan, interest repayment, or loan repayment; (d) any surrender; (e) exercise of the free-look privilege; (f) any exchange of the Policy; and (g) payment of the death benefit under the Policy. Upon request, a Policy Owner shall be entitled to a receipt of premium payment.


Legal Proceedings
--------------------------------------------------------------------------------

There are no legal proceedings to which the Variable Account or the Distributor is a party or to which the assets of the Variable Account are subject. The Company is not involved in any litigation that is of material importance in relation to its total assets or that relates to the Variable Account.


Experts
--------------------------------------------------------------------------------

The financial statements of Allianz Life Variable Account A and the consolidated financial statements of the Company as of and for the year ended December 31, 1996 included in this Prospectus have been audited by KPMG Peat Marwick LLP, independent auditors, as indicated in their reports included in this Prospectus, and are included herein, in reliance upon such reports and upon the authority of said firm as experts in accounting and auditing.


Legal Opinions
--------------------------------------------------------------------------------

Legal matters in connection  with the Policy  described  herein are being passed
upon  by  the  law  firm  of  Blazzard,  Grodd  &  Hasenauer,   P.C.,  Westport,
Connecticut.


Financial Statements
--------------------------------------------------------------------------------

The consolidated financial statements of the Company that are included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the Policy.





ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Financial Statements

Statements of Assets and Liabilities
June 30, 1997 (unaudited)

                                                                                                                  Mutual
                                                              Capital Growth and    High      Income     Money   Discovery
                                                              Growth    Income     Income   Securities  Market  Securities
                                                               Fund      Fund       Fund       Fund      Fund      Fund
---------------------------------------------------------------------------------------------------------------------------
Investments at net asset value:
 Franklin Valuemark Funds:
  Capital Growth Fund, 387 shares, cost $4,542                $4,828          -         -          -         -        -
  Growth and Income Fund, 102,722 shares, cost $1,540,471          -  1,909,604         -          -         -        -
  High Income Fund, 137,538 shares, cost $1,723,861                -          - 1,869,139          -         -        -
  Income Securities Fund, 59,796 shares, cost $950,905             -          -         -  1,000,392         -        -
  Money Market Fund, 902,138 shares, cost $902,138                 -          -         -          -   902,138        -
  Mutual Discovery Securities Fund, 12,562 shares,
   cost $134,516                                                   -          -         -          -         -  142,205
---------------------------------------------------------------------------------------------------------------------------
     Total assets                                              4,828  1,909,604 1,869,139  1,000,392   902,138  142,205
---------------------------------------------------------------------------------------------------------------------------
Liabilities:
 Accrued mortality and expense risk charges                       16     12,086     6,842      8,815     5,670      222
 Accrued administrative charges                                    4      3,021     1,711      2,203     1,417       55
---------------------------------------------------------------------------------------------------------------------------
     Total liabilities                                            20     15,107     8,553     11,018     7,087      277
---------------------------------------------------------------------------------------------------------------------------
     Net assets                                               $4,808  1,894,497 1,860,586    989,374   895,051  141,928
===========================================================================================================================
Policy owners' equity (note 4)                                $4,808  1,894,497 1,860,586    989,374   895,051  141,928
===========================================================================================================================

See accompanying notes to unaudited financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Financial Statements (continued)

Statements of Assets and Liabilities (cont.)
June 30, 1997 (unaudited)

                                                         Mutual     Natural                                   Templeton
                                                         Shares    Resources   Real Estate  Rising    Small   Developing
                                                       Securities  Securities  Securities  Dividends   Cap      Markets
                                                          Fund       Fund        Fund       Fund      Fund    Equity Fund
--------------------------------------------------------------------------------------------------------------------------
Investments at net asset value:
 Franklin Valuemark Funds:
  Mutual Shares Securities Fund, 18,873 shares,
   cost $199,154                                       $210,246         -         -         -           -           -
  Natural Resources Securities Fund, 9,541 shares,
   cost $131,183                                              -   122,890         -         -           -           -
  Real Estate Securities Fund, 20,867 shares,
   cost $391,037                                              -         -   476,195         -           -           -
  Rising Dividends Fund, 25,201 shares, cost $340,016         -         -         -   433,717           -           -
  Small Cap Fund, 13,621 shares, cost $176,404                -         -         -         -     188,655           -
  Templeton Developing Markets Equity Fund,
   73,686 shares, cost $821,800                               -         -         -         -           -     992,554
---------------------------------------------------------------------------------------------------------------------------
     Total assets                                       210,246   122,890   476,195   433,717     188,655     992,554
---------------------------------------------------------------------------------------------------------------------------

Liabilities:
 Accrued mortality and expense risk charges                 437       965     3,409     3,109         447       6,686
 Accrued administrative charges                             109       242       852       778         112       1,671
---------------------------------------------------------------------------------------------------------------------------
     Total liabilities                                      546     1,207     4,261     3,887         559       8,357
---------------------------------------------------------------------------------------------------------------------------
     Net assets                                        $209,700   121,683   471,934   429,830     188,096     984,197
===========================================================================================================================
Policy owners' equity (note 4)                         $209,700   121,683   471,934   429,830     188,096     984,197
===========================================================================================================================

See accompanying notes to unaudited financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Financial Statements (continued)

Statements of Assets and Liabilities (cont.)
June 30, 1997 (unaudited)

                                                                                                     Templeton
                                                 Templeton    Templeton   Templeton      Templeton International Templeton
                                                Global Asset    Global  Global Income  International  Smaller     Pacific
                                                 Allocation     Growth    Securities      Equity     Companies    Growth
                                                    Fund         Fund        Fund          Fund        Fund       Fund
---------------------------------------------------------------------------------------------------------------------------
Investments at net asset value:
 Franklin Valuemark Funds:
  Templeton Global Asset Allocation Fund,
   32,144 shares, cost $365,175                 $431,694              -            -           -           -         -
  Templeton Global Growth Fund,
   71,917 shares, cost $894,554                        -      1,106,802            -           -           -         -
  Templeton Global Income Securities Fund,
   11,348 shares, cost $145,177                        -              -      144,115           -           -         -
  Templeton International Equity Fund,
   81,594 shares, cost $1,148,607                      -              -            -   1,340,582           -         -
  Templeton International Smaller Companies Fund,
   266 shares, cost $3,103                             -              -            -           -       3,159         -
  Templeton Pacific Growth Fund,
   31,496 shares, cost $437,238                        -              -            -           -           -   469,918
---------------------------------------------------------------------------------------------------------------------------
     Total assets                                431,694      1,106,802      144,115   1,340,582       3,159   469,918
---------------------------------------------------------------------------------------------------------------------------
Liabilities:
 Accrued mortality and expense risk charges        1,727          8,846        1,767      11,226           5     5,361
 Accrued administrative charges                      432          2,211          441       2,807           1     1,340
---------------------------------------------------------------------------------------------------------------------------
     Total liabilities                             2,159         11,057        2,208      14,033           6     6,701
---------------------------------------------------------------------------------------------------------------------------
     Net assets                                 $429,535      1,095,745      141,907   1,326,549       3,153   463,217
===========================================================================================================================
Policy owners' equity (note 4)                  $429,535      1,095,745      141,907   1,326,549       3,153   463,217
===========================================================================================================================

See accompanying notes to unaudited financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Financial Statements (continued)

Statements of Assets and Liabilities (cont.)
June 30, 1997 (unaudited)

                                                U.S. Government   Utility    Zero         Zero        Zero        Total
                                                  Securities      Equity    Coupon       Coupon      Coupon        All
                                                     Fund          Fund   Fund - 2000  Fund - 2005  Fund - 2010   Funds
---------------------------------------------------------------------------------------------------------------------------
Investments at net asset value:
 Franklin Valuemark Funds:
  U.S. Government Securities Fund,
   71,552 shares, cost $845,773                 $945,205                 -          -          -          -
  Utility Equity Fund, 78,456 shares,
   cost $1,080,629                                     -         1,351,008          -          -          -
  Zero Coupon Fund - 2000,
   24,669 shares, cost $277,316                        -                 -    356,965          -          -
  Zero Coupon Fund - 2005,
   21,109 shares, cost $244,994                        -                 -          -    330,142          -
  Zero Coupon Fund - 2010,
   23,314 shares, cost $344,197                        -                 -          -          -    363,228
---------------------------------------------------------------------------------------------------------------------------
     Total assets                                945,205         1,351,008    356,965    330,142    363,228     15,095,381
---------------------------------------------------------------------------------------------------------------------------
Liabilities:
 Accrued mortality and expense risk charges        4,876             7,475      1,531      1,605      1,509         94,632
 Accrued administrative charges                    1,219             1,868        383        401        378         23,656
---------------------------------------------------------------------------------------------------------------------------
     Total liabilities                             6,095             9,343      1,914      2,006      1,887        118,288
---------------------------------------------------------------------------------------------------------------------------
     Net assets                                 $939,110         1,341,665    355,051    328,136    361,341     14,977,093
==========================================================================================================================
Policy owners' equity (note 4)                  $939,110         1,341,665    355,051    328,136    361,341     14,977,093
==========================================================================================================================

See accompanying notes to unaudited financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Financial Statements (continued)

Statements of Operations
For the period ended June 30, 1997 (unaudited) and the years ended December 31, 1996 and 1995

                                                    Adjustable
                                               U.S. Government Fund     Capital Growth Fund     Growth and Income Fund
---------------------------------------------------------------------------------------------------------------------------
                                                1997   1996    1995      1997  1996  1995        1997    1996     1995
---------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares            $ -   18,030  1,373        7      -     -       61,679  28,758   10,179
---------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges               -      740    139       15      2     -        6,282   9,969    5,842
 Administrative charges                           -      185     35        4      -     -        1,571   2,492    1,460
---------------------------------------------------------------------------------------------------------------------------
Total expenses                                    -      925    174       19      2     -        7,853  12,461    7,302
---------------------------------------------------------------------------------------------------------------------------
Investment income (loss), net                     -   17,105  1,199      (12)    (2)    -       53,826  16,297    2,877
Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
  Realized capital gain distributions
   on mutual funds                                -        -      -        -      -     -       59,819 101,857   22,157
  Realized gains (losses)
   on sales of investments, net                   -  (10,027)    35        -      -     -       43,706  25,750   20,358
---------------------------------------------------------------------------------------------------------------------------
Realized gains (losses) on investments, net       -  (10,027)    35        -      -     -      103,525 127,607   42,515
Net change in unrealized appreciation
 (depreciation)on investments                     -     (200)   240      426   (140)    -       54,834  37,916  184,273
---------------------------------------------------------------------------------------------------------------------------
Total realized gains (losses) and unrealized
 appreciation (depreciation)
  on investments, net                             -  (10,227)   275      426   (140)    -      158,359 165,523  226,788
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                                $ -    6,878  1,474      414   (142)    -      212,185 181,820  229,665
===========================================================================================================================

See accompanying notes to unaudited financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Financial Statements (continued)

Statements of Operations (cont.)
For the period ended June 30, 1997 (unaudited) and the years ended December 31, 1996 and 1995

                                                                                                      Investment Grade
                                              High Income Fund           Income Securities Fund    Intermediate Bond Fund
---------------------------------------------------------------------------------------------------------------------------
                                           1997     1996     1995         1997    1996    1995       1997  1996   1995
---------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares    $153,512  167,136   78,044       71,443  33,370  19,772         -  3,706  3,949
---------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges        5,669   12,310    7,709        3,209   4,656   2,265         -    366    529
 Administrative charges                    1,417    3,077    1,927          802   1,164     566         -     91    132
---------------------------------------------------------------------------------------------------------------------------
Total expenses                             7,086   15,387    9,636        4,011   5,820   2,831         -    457    661
---------------------------------------------------------------------------------------------------------------------------
Investment income (loss), net            146,426  151,749   68,408       67,432  27,550  16,941         -  3,249  3,288
Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
  Realized capital gain distributions
   on mutual funds                         5,036    8,872        -       15,347   5,550   1,592         -      -      -
  Realized gains (losses) on sales
   of investments, net                    18,973   33,892    7,610        3,610   2,373     721         -  1,981  1,106
---------------------------------------------------------------------------------------------------------------------------
Realized gains (losses) on
 investments, net                         24,009   42,764    7,610       18,957   7,923   2,313         -  1,981  1,106
Net change in unrealized appreciation
 (depreciation) on investments           (90,442)  26,432  122,964      (29,964) 37,183  47,314         - (3,575) 2,630
---------------------------------------------------------------------------------------------------------------------------
Total realized gains (losses) and
 unrealized appreciation (depreciation)
 on investments, net                     (66,433)  69,196  130,574      (11,007) 45,106  49,627         - (1,594) 3,736
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                        $ 79,993  220,945  198,982       56,425  72,656  66,568         -  1,655  7,024
===========================================================================================================================

See accompanying notes to unaudited financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Financial Statements (continued)

Statements of Operations (cont.)
For the period ended June 30, 1997 (unaudited) and the years ended December 31, 1996 and 1995

                                                                              Mutual Discovery          Mutual Shares
                                                    Money Market Fund          Securities Fund          Securities Fund
---------------------------------------------------------------------------------------------------------------------------
                                                  1997    1996    1995        1997   1996 1995       1997    1996  1995
---------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares            $16,679  32,922  33,164         40     -     -         72       -     -
---------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges               2,074   4,291   4,898        200    22     -        406      31     -
 Administrative charges                             518   1,073   1,225         50     5     -        102       8     -
---------------------------------------------------------------------------------------------------------------------------
Total expenses                                    2,592   5,364   6,123        250    27     -        508      39     -
---------------------------------------------------------------------------------------------------------------------------
Investment income (loss), net                    14,087  27,558  27,041       (210)  (27)    -       (436)    (39)    -
Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
Realized capital gain distributions
 on mutual funds                                      -       -       -          -     -     -          -       -     -
Realized gains (losses) on sales
 of investments, net                                  -       -       -         20     -     -        486       2     -
---------------------------------------------------------------------------------------------------------------------------
Realized gains (losses) on investments, net           -       -       -         20     -     -        486       2     -
Net change in unrealized appreciation (depreciation)
 on investments                                       -       -       -      7,194   495     -      9,458   1,634     -
---------------------------------------------------------------------------------------------------------------------------
Total realized gains (losses) and unrealized
 appreciation (depreciation) on investments, net      -       -       -      7,214   495     -      9,944   1,636     -
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                                $14,087  27,558  27,041      7,004   468     -      9,508   1,597     -
===========================================================================================================================

See accompanying notes to unaudited financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Financial Statements (continued)

Statements of Operations (cont.)
For the period ended June 30, 1997 (unaudited) and the years ended December 31, 1996 and 1995

                                   Natural Resources Securities       Real Estate Securities          Rising Dividends
                                              Fund                             Fund                        Fund
---------------------------------------------------------------------------------------------------------------------------
                                        1997     1996     1995         1997    1996   1995        1997    1996    1995
---------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in
  fund shares                        $ 1,844    2,102    3,600        12,965   7,943  3,875       5,990   3,981   1,695
---------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges      205    1,012    2,489         1,377   1,883    833       1,397   1,632     587
 Administrative charges                   51      253      622           344     471    208         349     408     147
---------------------------------------------------------------------------------------------------------------------------
Total expenses                           256    1,265    3,111         1,721   2,354  1,041       1,746   2,040     734
---------------------------------------------------------------------------------------------------------------------------
Investment income (loss), net           1,588      837     489        11,244   5,589  2,834       4,244   1,941     961
Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
Realized capital gain distributions
 on mutual funds                            -    1,927   2,665         6,191       -      -      10,229       -       -
Realized gains (losses) on sales of
 investments, net                      (1,564)  14,498  15,031        14,599   1,980  3,559       6,232   2,703     463
---------------------------------------------------------------------------------------------------------------------------
Realized gains (losses) on
 investments, net                      (1,564)  16,425  17,696       20,790    1,980  3,559      16,461   2,703     463
Net change in unrealized appreciation
 (depreciation) on investments        (12,316)  (8,994)(10,144)      (4,633)  58,343 14,488      32,559  44,265  19,701
---------------------------------------------------------------------------------------------------------------------------
Total realized gains (losses)
 and unrealized appreciation
 (depreciation) on investments, net   (13,880)   7,431   7,552       16,157   60,323 18,047      49,020  46,968  20,164
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                     ($12,292)   8,268   8,041       27,401   65,912 20,881      53,264  48,909  21,125
===========================================================================================================================

See accompanying notes to unaudited financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Financial Statements (continued)

Statements of Operations (cont.)
For the period ended June 30, 1997 (unaudited) and the years ended December 31, 1996 and 1995

                                                                    Templeton Developing Markets     Templeton Global
                                                 Small Cap Fund              Equity Fund           Asset Allocation Fund
---------------------------------------------------------------------------------------------------------------------------
                                              1997    1996   1995       1997    1996    1995         1997   1996   1995
---------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares          $ 384      -     -       10,159   2,914     562       7,863     228    4
---------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges             342    105     -        3,251   2,551   3,898       1,310   2,065   25
 Administrative charges                          85     26     -          813     638     975         327     516    6
---------------------------------------------------------------------------------------------------------------------------
Total expenses                                  427    131     -        4,064   3,189   4,873       1,637   2,581   31
---------------------------------------------------------------------------------------------------------------------------
Investment income (loss), net                   (43)  (131)    -        6,095    (275) (4,311)      6,226  (2,353) (27)
Realized gains (losses) and unrealized appreciation
 (depreciation) on investments:
Realized capital gain distributions
 on mutual funds                              4,546      -     -       16,114   5,391     132       2,268     456    -
Realized gains (losses) on sales of
 investments, net                               (89)   472     -        4,511   2,603    (585)        435  12,194   17
---------------------------------------------------------------------------------------------------------------------------
Realized gains (losses) on investments,
 net                                          4,457    472     -       20,625   7,994    (453)      2,703  12,650   17
Net change in unrealized appreciation
 (depreciation) on investments                8,627  3,624     -      112,780  56,503   4,422      25,156  41,378  (15)
---------------------------------------------------------------------------------------------------------------------------
Total realized gains (losses) and
 unrealized appreciation (depreciation)
 on investments, net                         13,084  4,096     -      133,405  64,497   3,969      27,859  54,028    2
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                            $13,041  3,965     -      139,500  64,222    (342)     34,085  51,675  (25)
===========================================================================================================================

See accompanying notes to unaudited financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Financial Statements (continued)

Statements of Operations (cont.)
For the period ended June 30, 1997 (unaudited) and the years ended December 31, 1996 and 1995

                                           Templeton Global             Templeton Global         Templeton International
                                              Growth Fund            Income Securities Fund            Equity Fund
---------------------------------------------------------------------------------------------------------------------------
                                         1997     1996    1995         1997    1996  1995        1997     1996    1995
---------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares  $ 15,984    8,202  1,137        10,037  7,568  2,871       33,230  19,177   6,289
---------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges      3,636    3,948  1,255           419    745    470        4,540   6,014   2,178
 Administrative charges                    909      987    314           105    186    118        1,135   1,504     545
---------------------------------------------------------------------------------------------------------------------------
Total expenses                           4,545    4,935  1,569           524    931    588        5,675   7,518   2,723
---------------------------------------------------------------------------------------------------------------------------
Investment income (loss), net           11,439    3,267   (432)        9,513  6,637  2,283       27,555  11,659   3,566
Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
Realized capital gain distributions
 on mutual funds                         5,328    8,202      -             -      -      -       50,952  23,468   7,792
Realized gains (losses) on sales of
  investments, net                       4,094    2,914    587           596    432    392        7,697   4,043     606
---------------------------------------------------------------------------------------------------------------------------
Realized gains (losses) on
 investments, net                        9,422   11,116    587           596    432    392       58,649  27,511   8,398
Net change in unrealized appreciation
 (depreciation) on investments          97,766   91,158 23,468       (10,005) 2,837  6,634       60,777 114,314  19,054
---------------------------------------------------------------------------------------------------------------------------
Total realized gains (losses) and
 unrealized appreciation (depreciation)
 on investments, net                   107,188  102,274 24,055        (9,409) 3,269  7,026      119,426 141,825  27,452
Net increase (decrease) in net assets
 from operations                      $118,627  105,541 23,623           104  9,906  9,309      146,981 153,484  31,018
===========================================================================================================================

See accompanying notes to unaudited financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Financial Statements (continued)

Statements of Operations (cont.)
For the period ended June 30, 1997 (unaudited) and the years ended December 31, 1996 and 1995

                                       Templeton International
                                       Smaller Companies Fund  Templeton Pacific Growth Fund  U.S. Government Securities Fund
---------------------------------------------------------------------------------------------------------------------------
                                           1997  1996  1995       1997    1996   1995         1997     1996     1995
---------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares        $17     -     -       8,455 10,710   4,502       52,576   45,170   41,763
---------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges           2     3     -       1,477  2,726   1,485        2,922    4,926    3,974
 Administrative charges                       1     1     -         369    682     371          731    1,231      994
--------------------------------------------------------------------------------------------------------------------------
Total expenses                                3     4     -       1,846  3,408   1,856        3,653    6,157    4,968
---------------------------------------------------------------------------------------------------------------------------
Investment income (loss), net                14    (4)    -       6,609  7,302   2,646       48,923   39,013   36,795
Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
Realized capital gain distributions
 on mutual funds                              -     -     -           -  6,208   1,872            -        -        -
Realized gains (losses) on sales of
 investments, net                             -   119     -       2,418  6,092   1,245        4,956   18,468    7,473
---------------------------------------------------------------------------------------------------------------------------
Realized gains (losses) on investments, net   -   119     -       2,418 12,300   3,117        4,956   18,468    7,473
Net change in unrealized appreciation
 (depreciation) on investments               56     -     -       3,854 12,362  13,125      (22,774) (37,068)  56,173
---------------------------------------------------------------------------------------------------------------------------
Total realized gains (losses) and unrealized
 appreciation (depreciation) on
 investments, net                            56   119     -       6,272 24,662  16,242      (17,818) (18,600)  63,646
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                            $70   115     -      12,881 31,964  18,888       31,105   20,413  100,441
===========================================================================================================================

See accompanying notes to unaudited financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Financial Statements (continued)

Statements of Operations (cont.)
For the period ended June 30, 1997 (unaudited) and the years ended December 31, 1996 and 1995

                                           Utility Equity Fund       Zero Coupon Fund - 1995    Zero Coupon Fund - 2000
---------------------------------------------------------------------------------------------------------------------------
                                         1997     1996     1995        1997 1996   1995          1997     1996    1995
---------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares   $66,211   75,714   70,912         -     -  17,379        24,296  19,213   13,993
---------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges      4,369   11,220    8,983         -     -    (594)        1,075   2,212    2,179
 Administrative charges                  1,092    2,805    2,246         -     -    (149)          269     553      545
---------------------------------------------------------------------------------------------------------------------------
Total expenses                           5,461   14,025   11,229         -     -    (743)        1,344   2,765    2,724
---------------------------------------------------------------------------------------------------------------------------
Investment income (loss), net           60,750   61,689   59,683         -     -  18,122        22,952  16,448   11,269
Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
Realized capital gain distributions
 on mutual funds                        91,611        -        -         -     -      86           550     190        -
Realized gains (losses) on sales of
 investments, net                       41,018  118,555   23,410         -     -  37,619           695   2,734    1,164
---------------------------------------------------------------------------------------------------------------------------
Realized gains (losses) on
 investments, net                      132,629  118,555   23,410         -     -  37,705         1,245   2,924    1,164
Net change in unrealized appreciation
 (depreciation) on investments        (104,515) (93,370) 259,686         -     - (37,457)      (17,258)(13,736)  44,013
---------------------------------------------------------------------------------------------------------------------------
Total realized gains (losses) and
 unrealized appreciation (depreciation)
 on investments, net                    28,114   25,185  283,096         -     -     248       (16,013)(10,812)  45,177
Net increase (decrease) in net assets
 from operations                       $88,864   86,874  342,779         -     -  18,370         6,939   5,636   56,446
===========================================================================================================================

See accompanying notes to unaudited financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Financial Statements (continued)

Statements of Operations (cont.)
For the period ended June 30, 1997 (unaudited) and the years ended December 31, 1996 and 1995

                                Zero Coupon Fund - 2005       Zero Coupon Fund - 2010             Total All Funds
---------------------------------------------------------------------------------------------------------------------------
                                 1997     1996    1995         1997    1996    1995          1997      1996      1995
---------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in
 fund shares                   $25,018   19,668  12,928       22,065   8,167   3,109       600,526    514,679   331,100
---------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense
 risk charges                    1,159    2,270   2,227        1,082   1,411     916        46,418     77,110    52,287
 Administrative charges            290      568     557          271     353     229        11,605     19,277    13,073
---------------------------------------------------------------------------------------------------------------------------
Total expenses                   1,449    2,838   2,784        1,353   1,764   1,145        58,023     96,387    65,360
---------------------------------------------------------------------------------------------------------------------------
Investment income
 (loss), net                    23,569   16,830  10,144       20,712   6,403   1,964       542,503    418,292   265,740
Realized gains (losses) and
 unrealized appreciation
 (depreciation) on investments:
Realized capital gain distributions
 on mutual funds                    87        -       -          176   2,213       -       268,254    164,334    36,296
Realized gains (losses) on
 sales of investments, net      10,278    4,146   1,495          261   6,865     258       162,932    252,789   122,564
---------------------------------------------------------------------------------------------------------------------------
Realized gains (losses) on
 investments, net               10,365    4,146   1,495          437   9,078     258       431,186    417,123   158,860
Net change in unrealized
 appreciation (depreciation)
 on investments                (26,802) (21,955) 68,320      (15,945)  4,806  32,162        78,833    354,212   871,051
---------------------------------------------------------------------------------------------------------------------------
Total realized gains
 (losses) and unrealized
 appreciation (depreciation)
 on investments, net           (16,437) (17,809) 69,815      (15,508) 13,884  32,420       510,019    771,335 1,029,911
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in
 net assets from operations    $ 7,132     (979) 79,959        5,204  20,287  34,384     1,052,522  1,189,627 1,295,651
===========================================================================================================================

See accompanying notes to unaudited financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the period ended June 30, 1997 (unaudited) and the years ended December 31, 1996 and 1995

                                        Adjustable
                                   U.S. Government Fund         Capital Growth Fund         Growth and Income Fund
---------------------------------------------------------------------------------------------------------------------------
                                    1997   1996     1995        1997    1996  1995         1997       1996      1995
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
Investment income (loss), net        $ -  17,105   1,199         (12)     (2)    -         53,826     16,297     2,877
Realized gains (losses) on
 investments, net                      - (10,027)     35           -       -     -        103,525    127,607    42,515
Net change in unrealized appreciation
 (depreciation) on investments         -    (200)    240         426    (140)    -         54,834     37,916   184,273
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in
 net assets from operations            -   6,878   1,474         414    (142)    -        212,185    181,820   229,665
---------------------------------------------------------------------------------------------------------------------------
Policy transactions (note 4):
Purchase payments                      -   6,969  12,633           -       -     -        195,581    347,781   233,408
Transfers between funds                - (34,766) 11,222           -   4,560     -         85,521    289,040   111,030
Surrenders and terminations            -  (1,178)      -           -       -     -       (180,767)   (28,415)  (54,886)
Policy loan transactions               -      74  (1,764)          -       -     -        (43,984)     8,174       842
Other transactions (note 2)            -  (2,842) (6,127)        (24)      -     -        (80,293)  (145,312)  (92,875)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in
 net assets resulting from
 policy transactions                   - (31,743) 15,964         (24)  4,560     -        (23,942)   471,268   197,519
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets      - (24,865) 17,438         390   4,418     -        188,243    653,088   427,184
Net assets at beginning of period      -  24,865   7,427       4,418       -     -      1,706,254  1,053,166   625,982
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of period          $ -       -  24,865       4,808   4,418     -      1,894,497  1,706,254 1,053,166
===========================================================================================================================

See accompanying notes to unaudited financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the period ended June 30, 1997 (unaudited) and the years ended December 31, 1996 and 1995

                                                                                                    Investment Grade
                                    High Income Fund                Income Securities Fund       Intermediate Bond Fund
---------------------------------------------------------------------------------------------------------------------------
                               1997      1996        1995          1997     1996      1995        1997   1996    1995
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
Investment income
 (loss), net                $ 146,426   151,749     68,408        67,432   27,550    16,941         -    3,249   3,288
Realized gains (losses)
 on investments, net           24,009    42,764      7,610        18,957    7,923     2,313         -    1,981   1,106
Net change in unrealized
 appreciation (depreciation)
 on investments               (90,442)   26,432    122,964       (29,964)  37,183    47,314         -   (3,575)  2,630
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
 in net assets
 from operations               79,993   220,945    198,982        56,425   72,656    66,568         -    1,655   7,024
---------------------------------------------------------------------------------------------------------------------------
Policy transactions (note 4):
Purchase payments              23,713    57,851     44,935       135,753  275,281   223,737         -   11,940  14,163
Transfers between funds         4,520   344,787     37,055          (720) 120,002   186,849         -  (72,421)  8,123
Surrenders and
 terminations                 (66,773)   (3,551)   (14,331)       (5,071) (20,210)  (14,487)        -     (751)(40,771)
Policy loan transactions      (31,958)    8,073      1,359       (17,617)  (4,239)  (19,420)        -        -       -
Other transactions (note 2)   (23,862)  (35,494)   (32,177)      (48,947) (98,005)  (89,585)        -   (5,413) (7,440)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
 in net assets resulting
 from policy
 transactions                 (94,360)  371,666     36,841        63,398  272,829   287,094         -  (66,645)(25,925)
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in
 net assets                   (14,367)  592,611    235,823       119,823  345,485   353,662         -  (64,990)(18,901)
Net assets at beginning
 of period                  1,874,953 1,282,342  1,046,519       869,551  524,066   170,404         -   64,990  83,891
---------------------------------------------------------------------------------------------------------------------------
Net assets at end
 of period                 $1,860,586 1,874,953  1,282,342       989,374  869,551   524,066         -        -  64,990
===========================================================================================================================

See accompanying notes to unaudited financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the period ended June 30, 1997 (unaudited) and the years ended December 31, 1996 and 1995

                                                                          Mutual Discovery            Mutual Shares
                                        Money Market Fund                  Securities Fund            Securities Fund
---------------------------------------------------------------------------------------------------------------------------
                                   1997       1996       1995           1997     1996   1995        1997    1996   1995
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
Investment income (loss), net    $ 14,087     27,558     27,041          (210)    (27)    -         (436)     (39)    -
Realized gains (losses) on
 investments, net                       -          -          -            20       -     -          486        2     -
Net change in unrealized
  appreciation (depreciation)
 on investments                         -          -          -         7,194     495     -        9,458    1,634     -
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in
 net assets from operations        14,087     27,558     27,041         7,004     468     -        9,508    1,597     -
---------------------------------------------------------------------------------------------------------------------------
Policy transactions (note 4):
Purchase payments               1,119,293  2,288,562  1,140,571             -       -     -        6,628        -     -
Transfers between funds          (911,807)(2,221,762)  (843,539)       84,921  50,000     -      112,248   84,053     -
Surrenders and terminations       (18,394)   (27,431)   (48,126)            -       -     -            -        -     -
Policy loan transactions          (13,150)    (5,692)      (251)            -       -     -       (1,859)       -     -
Other transactions (note 2)       (24,727)   (13,338)  (124,409)         (465)      -     -       (2,431)     (44)    -
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in
 net assets resulting from
 policy transactions              151,215     20,339    124,246        84,456  50,000     -      114,586   84,009     -
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in
 net assets                       165,302     47,897    151,287        91,460  50,468     -      124,094   85,606     -
Net assets at
 beginning of period              729,749    681,852    530,565        50,468       -     -       85,606        -     -
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of period     $ 895,051    729,749    681,852       141,928  50,468     -      209,700   85,606     -
===========================================================================================================================

See accompanying notes to unaudited financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the period ended June 30, 1997 (unaudited) and the years ended December 31, 1996 and 1995

                          Natural Resources Securities Fund   Real Estate Securities Fund        Rising Dividends Fund
---------------------------------------------------------------------------------------------------------------------------
                              1997      1996     1995          1997      1996     1995         1997      1996    1995
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
Investment income
 (loss), net                 $ 1,588      837      489        11,244    5,589     2,834        4,244     1,941     961
Realized gains (losses) on
 investments, net             (1,564)  16,425   17,696        20,790    1,980     3,559       16,461     2,703     463
Net change in unrealized
 appreciation  (depreciation)
 on investments              (12,316)  (8,994) (10,144)       (4,633)  58,343    14,488       32,559    44,265  19,701
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
 in net assets from
 operations                  (12,292)   8,268    8,041        27,401   65,912    20,881       53,264    48,909  21,125
---------------------------------------------------------------------------------------------------------------------------
Policy transactions (note 4):
Purchase payments              8,380   18,730   24,963        38,356   67,454    53,203       45,485    74,745  52,764
  Transfers between funds      1,135  (46,431)  23,956        90,534   86,682    38,779       52,735    86,767  38,476
Surrenders and
 terminations                    324   (7,791) (81,139)         (493)  (1,098)   (8,139)        (599)   (7,693)   (264)
Policy loan transactions         (65)    (524)     282       (13,419)  (1,340)     (145)      (3,382)   (1,876)      -
Other transactions (note 2)   (3,816)  (9,019) (12,614)      (19,961) (27,619)  (23,363)     (22,584)  (33,070)(19,499)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
 in net assets resulting
 from policy
 transactions                  5,958  (45,035) (44,552)       95,017  124,079    60,335       71,655   118,873  71,477
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in
 net assets                   (6,334) (36,767) (36,511)      122,418  189,991    81,216      124,919   167,782  92,602
Net assets at beginning
 of period                   128,017  164,784  201,295       349,516  159,525    78,309      304,911   137,129  44,527
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of period $121,683  128,017  164,784       471,934  349,516   159,525      429,830   304,911 137,129
===========================================================================================================================

See accompanying notes to unaudited financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the period ended June 30, 1997 (unaudited) and the years ended December 31, 1996 and 1995

                                                               Templeton Developing Markets         Templeton Global
                                        Small Cap Fund                  Equity Fund               Asset Allocation Fund
---------------------------------------------------------------------------------------------------------------------------
                                      1997     1996   1995        1997     1996     1995          1997      1996   1995
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
Investment income (loss), net          ($43)    (131)    -        6,095     (275)   (4,311)       6,226    (2,353) (27)
Realized gains (losses) on
 investments, net                     4,457      472     -       20,625    7,994      (453)       2,703    12,650   17
Net change in unrealized appreciation
 (depreciation) on investments        8,627    3,624     -      112,780   56,503     4,422       25,156    41,378  (15)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in
 net assets from operations          13,041    3,965     -      139,500   64,222      (342)      34,085    51,675  (25)
---------------------------------------------------------------------------------------------------------------------------
Policy transactions (note 4):
Purchase payments                    15,260      683     -      100,058  215,896   169,165           37       439    -
Transfers between funds             109,515   51,952     -      133,539  267,310    63,297       15,492   333,332  311
Surrenders and terminations            (965)      75     -       (5,202) (10,080)  (18,763)        (108)        -    -
Policy loan transactions                  -        -     -      (13,079)  (2,638)        -            -         -    -
Other transactions (note 2)          (5,191)    (239)    -      (39,765) (73,383)  (61,489)      (3,692)   (1,945) (66)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in
 net assets resulting from
 policy transactions                118,619   52,471     -      175,551  397,105   152,210       11,729   331,826  245
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets   131,660   56,436     -      315,051  461,327   151,868       45,814   383,501  220
Net assets at beginning of period    56,436        -     -      669,146  207,819    55,951      383,721       220    -
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of period        $188,096   56,436     -      984,197  669,146   207,819      429,535   383,721  220
===========================================================================================================================

See accompanying notes to unaudited financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the period ended June 30, 1997 (unaudited) and the years ended December 31, 1996 and 1995

                                Templeton Global               Templeton Global               Templeton International
                                   Growth Fund              Income Securities Fund                  Equity Fund
---------------------------------------------------------------------------------------------------------------------------
                            1997      1996      1995         1997     1996     1995         1997       1996      1995
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
Investment income
 (loss), net              $ 11,439     3,267     (432)       9,513    6,637    2,283        27,555     11,659    3,566
Realized gains (losses)
 on investments, net         9,422    11,116      587          596      432      392        58,649     27,511    8,398
Net change in unrealized
 appreciation (depreciation)
 on investments             97,766    91,158   23,468      (10,005)   2,837    6,634        60,777    114,314   19,054
---------------------------------------------------------------------------------------------------------------------------
Net increase
 (decrease) in
 net assets from
 operations                118,627   105,541   23,623          104    9,906    9,309       146,981    153,484   31,018
---------------------------------------------------------------------------------------------------------------------------
Policy transactions (note 4):
Purchase payments          158,441   335,873  237,156       21,092   39,862   42,908       185,610    371,300  297,409
Transfers between
 funds                     124,328   119,840  114,188        2,450    9,506   18,457        90,602    100,214  206,753
Surrenders and
 terminations               (8,407)  (12,771)  (6,710)        (678)  (2,101)  (6,040)      (14,251)   (30,572)  (9,230)
Policy loan transactions    (8,239)   (8,767)  (3,177)      (1,806)    (425)    (638)      (24,789)   (10,040)  (1,799)
Other transactions
 (note 2)                  (63,897) (113,183) (83,481)      (8,771) (16,260) (17,786)      (67,613)  (129,653)(110,168)
---------------------------------------------------------------------------------------------------------------------------
Net increase
 (decrease) in
 net assets resulting
 from policy
 transactions              202,226   320,992  257,976       12,287   30,582   36,901       169,559    301,249  382,965
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in
 net assets                320,853   426,533  281,599       12,391   40,488   46,210       316,540    454,733  413,983
Net assets at beginning
 of period                 774,892   348,359   66,760      129,516   89,028   42,818     1,010,009    555,276  141,293
---------------------------------------------------------------------------------------------------------------------------
Net assets at end
 of period              $1,095,745   774,892  348,359      141,907  129,516   89,028     1,326,549  1,010,009  555,276
===========================================================================================================================

See accompanying notes to unaudited financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the period ended June 30, 1997 (unaudited) and the years ended December 31, 1996 and 1995

                                  Templeton International
                                  Smaller Companies Fund    Templeton Pacific Growth Fund  U.S. Government Securities Fund
---------------------------------------------------------------------------------------------------------------------------
                                     1997   1996   1995        1997     1996     1995          1997     1996     1995
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
Investment income (loss), net         $ 14    (4)    -         6,609    7,302    2,646        48,923   39,013   36,795
Realized gains (losses) on
 investments, net                        -   119     -         2,418   12,300    3,117         4,956   18,468    7,473
Net change in unrealized appreciation
 (depreciation) on investments          56     -     -         3,854   12,362   13,125       (22,774) (37,068)  56,173
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in
 net assets from operations             70   115     -        12,881   31,964   18,888        31,105   20,413  100,441
---------------------------------------------------------------------------------------------------------------------------
Policy transactions (note 4):
Purchase payments                        -     -     -        72,994  181,194  141,914        20,908   26,467   25,128
Transfers between funds              3,083  (115)    -        (8,204)  14,234   74,887           900  261,674   24,109
Surrenders and terminations              -     -     -        (3,135) (20,255) (10,270)      (18,365)  (7,837) (18,462)
Policy loan transactions                 -     -     -        (9,047)  (2,894) (27,456)       (8,526)    (424)  (2,060)
Other transactions (note 2)              -     -     -       (30,865) (73,664) (64,733)      (15,054) (19,100) (16,258)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in
 net assets resulting from
 policy transactions                 3,083  (115)    -        21,743   98,615  114,342       (20,137) 260,780   12,457
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets    3,153     -     -        34,624  130,579  133,230        10,968  281,193  112,898
Net assets at beginning of period        -     -     -       428,593  298,014  164,784       928,142  646,949  534,051
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of period         $3,153     -     -       463,217  428,593  298,014       939,110  928,142  646,949
===========================================================================================================================

See accompanying notes to unaudited financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the period ended June 30, 1997 (unaudited) and the years ended December 31, 1996 and 1995

                                      Utility Equity Fund          Zero Coupon Fund - 1995     Zero Coupon Fund - 2000
---------------------------------------------------------------------------------------------------------------------------
                                  1997       1996       1995        1997  1996   1995          1997     1996     1995
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
Investment income (loss), net   $ 60,750    61,689     59,683          -    -    18,122       22,952   16,448   11,269
Realized gains (losses) on
 investments, net                132,629    118,555    23,410          -    -    37,705        1,245    2,924    1,164
Net change in unrealized
 appreciation (depreciation)
 on investments                 (104,515)   (93,370)  259,686          -    -   (37,457)     (17,258) (13,736)  44,013
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
 in net assets from
 operations                       88,864     86,874   342,779          -    -    18,370        6,939    5,636   56,446
---------------------------------------------------------------------------------------------------------------------------
 Policy transactions (note 4):
Purchase payments                 59,400    127,511   116,016          -    -         -            -        -        -
Transfers between funds          (69,136)  (163,650)  124,589          -    -  (270,886)           -        -   10,631
Surrenders and terminations       (2,276)   (80,389)  (35,449)         -    -         -            -        -        -
Policy loan transactions         (55,990)   (97,734)  (13,309)         -    -         -          (73)     (64)     (64)
Other transactions (note 2)      (32,135)   (65,596)  (62,877)         -    -    (2,815)      (2,538)  (4,271)  (3,831)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
 in net assets resulting
 from policy transactions       (100,137)  (279,858)  128,970          -    -  (273,701)      (2,611)  (4,335)   6,736
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in
 net assets                      (11,273)  (192,984)  471,749          -    -  (255,331)       4,328    1,301   63,182
Net assets at beginning
 of period                     1,352,938  1,545,922 1,074,173          -    -   255,331      350,723  349,422  286,240
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of period   $1,341,665  1,352,938 1,545,922          -    -         -      355,051  350,723  349,422
===========================================================================================================================

See accompanying notes to unaudited financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the period ended June 30, 1997 (unaudited) and the years ended December 31, 1996 and 1995

                            Zero Coupon Fund - 2005        Zero Coupon Fund - 2010               Total All Funds
---------------------------------------------------------------------------------------------------------------------------
                            1997     1996     1995         1997     1996    1995           1997       1996       1995
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
Investment income
 (loss), net             $ 23,569   16,830   10,144       20,712   6,403    1,964         542,503    418,292   265,740
Realized gains (losses) on
 investments, net          10,365    4,146    1,495          437   9,078      258         431,186    417,123   158,860
Net change in unrealized
 appreciation (depreciation)
 on investments           (26,802) (21,955)  68,320      (15,945)  4,806   32,162          78,833    354,212   871,051
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
 in net assets
 from operations            7,132     (979)  79,959        5,204  20,287   34,384       1,052,522  1,189,627 1,295,651
---------------------------------------------------------------------------------------------------------------------------
Policy transactions (note 4):
Purchase payments               -        -        -            -       -        -       2,206,989  4,448,538 2,830,073
Transfers between funds   (61,210)  57,145        -        3,651 223,644        -        (135,903)   (34,403)  (21,713)
Surrenders and
 terminations                   -   (3,894)       -            -       -        -        (325,160)  (265,942) (367,067)
Policy loan transactions        -        -     (687)        (183)   (176)    (169)       (247,166)  (120,512)  (68,456)
Other transactions
 (note 2)                  (3,109)  (4,109)  (3,625)      (3,385) (3,437)  (1,657)       (503,125)  (874,996) (836,875)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
 in net assets resulting
 from policy
 transactions             (64,319)  49,142   (4,312)          83 220,031   (1,826)        995,635  3,152,685 1,535,962
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in
 net assets               (57,187)  48,163   75,647        5,287 240,318   32,558       2,048,157  4,342,312 2,831,613
Net assets at beginning
 of period                385,323  337,160  261,513      356,054 115,736   83,178      12,928,936  8,586,624 5,755,011
---------------------------------------------------------------------------------------------------------------------------
Net assets at end
 of period               $328,136  385,323  337,160      361,341 356,054  115,736      14,977,093 12,928,936 8,586,624
===========================================================================================================================

See accompanying notes to unaudited financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements
June 30, 1997 (unaudited)

1.  ORGANIZATION

Allianz Life Variable Account A (Variable Account) is a segregated investment account of Allianz Life Insurance Company of North America (Allianz Life) registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940 (as amended). The Variable Account was established on May 31, 1985 and commenced operations September 8, 1987. Accordingly, it is an accounting entity wherein all segregated account transactions are reflected.

The Variable Account's assets are the property of Allianz Life and are held for the benefit of the owners and other persons entitled to payments under variable life policies issued through the Variable Account and underwritten by Allianz Life. The assets of the Variable Account, equal to the reserves and other liabilities of the Variable Account, are not chargeable with liabilities that arise from any other business which Allianz Life may conduct.

The Variable Account's sub-accounts may invest, at net asset values, in one or more of the funds of the Franklin Valuemark Funds (FVF), managed by Franklin Advisers, Inc. and its Templeton and Franklin affiliates, in accordance with the selection made by the policy owner. Not all funds are available as investment options for the products which comprise the Variable Account.

Certain officers and trustees of the FVF are also officers and/or directors of Franklin Advisers, Inc. and/or Allianz Life.

2. SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments

Investments of the Variable Account are valued daily at market value using net asset values provided by Franklin Advisers, Inc.

Realized investment gains include realized gain distributions received from the respective funds and gains on the sale of fund shares as determined by the average cost method.

Realized gain distributions are reinvested in the respective funds. Dividend distributions received from the FVF are reinvested in additional shares of the FVF and are recorded as income to the Variable Account on the ex-dividend date.

A Fixed Account investment option is available to variable universal life policy owners. This account is comprised of equity and fixed income investments which are part of the general assets of Allianz Life. The liabilities of the Fixed Account are part of the general obligations of Allianz Life and are not included in the Variable Account. The guaranteed minimum rate of return on the Fixed Account is 3.5%.

The Templeton Global Asset Allocation Fund and Small Cap Fund were added as available investment options on May 1, 1995 and November 1, 1995, respectively. The Small Cap Fund had no investment activity during 1995. The Zero Coupon - 1995 Fund matured and was closed on December 15, 1995. The Capital Growth Fund and Templeton International Smaller Companies Fund were added as available investment options on May 1, 1996. The Mutual Discovery Securities Fund and Mutual Shares Securities Fund were added as available investment options on November 8, 1996.

The Investment Grade Intermediate Bond Fund and Adjustable U.S. Government Fund were closed on October 25, 1996 when shares of the U.S. Government Securities Fund were substituted for all shares of both funds.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)
June 30, 1997 (unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (cont.)

Investments (cont.)

On May 1, 1995, the Equity Growth Fund name was changed to Growth and Income Fund. The Global Income Fund name was changed to Templeton Global Income Securities Fund on May 1, 1996. The Precious Metals Fund name was changed to Natural Resources Securities Fund on May 1, 1997.

Expenses

Asset Based Expenses

A mortality and expense risk charge is deducted from the Variable Account on a daily basis equal, on an annual basis, to .60% of the daily net assets of the Variable Account.

An administrative charge is deducted from the Variable Account on a daily basis equal, on an annual basis, to .15% of the daily net assets of the Variable Account.

Contract Based Expenses

A cost of insurance charge is deducted against each policy by liquidating units. The amount of the charge is based upon age, sex, rate class and net amount at risk (death benefit less total cash surrender value). Total cost of insurance charges paid by the policy owners for the period ended June 30, 1997 (unaudited) and the years ended December 31, 1996 and 1995 were $404,517, $715,700, and $581,193, respectively.

A deferred issue charge is deducted annually, at the end of the policy year, from each single premium variable life policy for the first ten policy years by liquidating units. The amount of the charge is 7% of the single premium consisting of 2.5% for premium taxes, 4% for sales charge and .5% for policy issue charge (in the State of California, 2.35%, 4.15% and .5%, respectively). If the policy is surrendered before the full amount is collected, the uncollected portion of this charge is deducted from the account value. Total deferred issue charges paid by the policy owners for the period ended June 30, 1997 (unaudited) and the years ended December 31, 1996 and 1995 were $33,349, $28,152, and $28,613, respectively.

A policy charge is deducted on each monthly anniversary date from each variable universal life policy by liquidating units. The amount of the charge is equal to 2.5% of each premium payment for premium taxes plus $20 per month for the first policy year and $9 per month guaranteed thereafter. Currently, Allianz Life has agreed to voluntarily limit the charge to $5 per month after the first policy year. Total policy charges paid by the policy owner for the period ended June 30, 1997 (unaudited) and the years ended December 31, 1996 and 1995 were $106,832, $204,321, and $292,695, respectively.

Twelve free transfers are permitted each contract year. Thereafter, the fee is the lesser of $25 or 2% of the amount transferred. No transfer charges were paid by the policy owners during the period ended June 30, 1997 (unaudited) and the years ended December 31, 1996 and 1995, respectively. Net transfers to the Fixed Account during the period ended June 30, 1997 (unaudited) and the years ended December 31, 1996 and 1995 were $135,903, $34,403, and $21,713, respectively.

The cost of insurance, deferred issue, policy and transfer charges paid are reflected in the Statements of Changes in Net Assets as other transactions.

3. FEDERAL INCOME TAXES

Operations of the Variable Account form a part of, and are taxed with, operations of Allianz Life, which is taxed as a life insurance company under the Internal Revenue Code.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)
June 30, 1997 (unaudited)

3. FEDERAL INCOME TAXES (cont.)

Allianz Life does not expect to incur any federal income taxes in the operation of the Variable Account. If, in the future, Allianz Life determines that the Variable Account may incur federal income taxes, it may then assess a charge against the Variable Account for such taxes.

4. POLICY TRANSACTIONS - UNIT ACTIVITY

Transactions in units for each fund for the period ended June 30, 1997 (unaudited) and for the years ended December 31, 1996 and 1995, were as follows:

                                    Adjustable          Growth                    Investment            Mutual     Mutual
                                        U.S    Capital    and    High    Income      Grade      Money  Discovery   Shares
                                    Government Growth   Income  Income Securities Intermediate Market Securities Securities
                                       Fund     Fund     Fund    Fund     Fund     Bond Fund    Fund     Fund       Fund
---------------------------------------------------------------------------------------------------------------------------
Units outstanding at
 December 31, 1994                        654       -  29,795  63,380    10,514      6,002    37,381        -         -
Policy transactions:
 Purchase payments                      1,060       -   9,561   2,463    12,397        963    77,441        -         -
 Transfers between funds                  966       -   4,664   1,925    10,593        562   (57,166)       -         -
 Surrenders and terminations                -       -  (2,237)   (772)     (783)    (2,761)   (3,275)       -         -
 Policy loan transactions                (151)      -      38      75    (1,137)         -       (17)       -         -
 Other transactions                      (516)      -  (3,800) (1,738)   (4,970)      (507)   (8,596)       -         -
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in units
 resulting from policy transactions     1,359       -   8,226   1,953    16,100     (1,743)    8,387        -         -
---------------------------------------------------------------------------------------------------------------------------
Units outstanding at
 December 31, 1995                      2,013       -  38,021  65,333    26,614      4,259    45,768        -         -
===========================================================================================================================
Policy transactions:
 Purchase payments                        553       -  12,119   2,801    13,495        778   147,764        -         -
 Transfers between funds               (2,257)    391   9,962  17,863     5,904     (4,635) (143,612)   4,953     8,284
 Surrenders and terminations              (94)      -  (1,005)   (177)   (1,004)       (49)   (1,836)       -         -
 Policy loan transactions                   6       -     311     405      (212)         -      (376)       -         -
 Other transactions                      (221)      -  (5,057) (1,722)   (4,812)      (353)     (778)       -        (4)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in units
 resulting from policy transactions    (2,013)    391  16,330  19,170    13,371     (4,259)    1,162    4,953     8,280
---------------------------------------------------------------------------------------------------------------------------
Units outstanding at December 31, 1996      -     391  54,351  84,503    39,985          -    46,930    4,953     8,280
===========================================================================================================================
Policy transactions (unaudited):
 Purchase payments                          -       -   5,901   1,024     6,106          -    62,452        -       618
 Transfers between funds                    -       -   2,589     193       (42)         -   (49,447)   7,683    10,412
 Surrenders and terminations                -       -  (5,491) (2,976)     (230)         -    (1,178)       -         -
 Policy loan transactions                   -       -  (1,342) (1,405)     (796)         -      (838)       -      (176)
 Other transactions                         -      (2) (2,418) (1,053)   (2,200)         -    (1,572)     (44)     (230)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in units
 resulting from policy transactions         -      (2)   (761) (4,217)    2,838          -     9,417    7,639    10,624
---------------------------------------------------------------------------------------------------------------------------
Units outstanding at June 30, 1997
 (unaudited)                                -     389  53,590  80,286    42,823          -    56,347   12,592    18,904
===========================================================================================================================

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)
June 30, 1997 (unaudited)

4. POLICY TRANSACTIONS - UNIT ACTIVITY (cont.)

                               Natural                             Templeton   Templeton  Templeton  Templeton     Templeton
                              Resources Real Estate Rising   Small Developing Global Asset Global  Global Income International
                             Securities Securities Dividends  Cap    Markets   Allocation  Growth   Securities     Equity
                                Fund       Fund      Fund    Fund  Equity Fund   Fund      Fund       Fund          Fund
---------------------------------------------------------------------------------------------------------------------------
Units outstanding at
 December 31, 1994              13,441     4,368    4,474      -      6,099          -    6,748       3,175      11,403
Policy transactions:
 Purchase payments               1,662     2,884    4,625      -     18,183          -   22,517       2,992      22,647
 Transfers between funds         1,698     2,056    3,323      -      6,624         27   11,063       1,333      15,984
 Surrenders and terminations    (5,150)     (427)     (23)     -     (2,067)         -     (627)       (416)       (691)
 Policy loan transactions           20        (7)       -      -       (211)         -     (307)        (44)       (130)
 Other transactions               (840)   (1,246)  (1,699)     -     (6,418)        (6)  (7,923)     (1,239)     (8,383)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
 in units resulting from
 policy transactions            (2,610)    3,260    6,226      -     16,111         21   24,723       2,626      29,427
---------------------------------------------------------------------------------------------------------------------------
Units outstanding at
 December 31, 1995              10,831     7,628   10,700      -     22,210         21   31,471       5,801      40,830
===========================================================================================================================
Policy transactions:
 Purchase payments               1,115     2,975    5,400     54     20,769         39   28,048       2,551      24,859
 Transfers between funds        (2,791)    3,397    6,298  4,297     24,526     30,441    9,880         609       6,586
 Surrenders and terminations      (438)      (51)    (581)     6       (952)         -   (1,089)       (138)     (2,070)
 Policy loan transactions          (29)      (62)    (134)     -       (251)         -     (718)        (26)       (665)
 Other transactions               (536)   (1,209)  (2,379)   (19)    (7,042)      (169)  (9,435)     (1,041)     (8,691)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
 in units resulting from
 policy transactions            (2,679)    5,050    8,604  4,338     37,050     30,311   26,686       1,955      20,019
---------------------------------------------------------------------------------------------------------------------------
Units outstanding at
 December 31, 1996               8,152    12,678   19,304  4,338     59,260     30,332   58,157       7,756      60,849
===========================================================================================================================
Policy transactions (unaudited):
 Purchase payments                 560     1,379    2,705  1,168      8,017          3   11,336       1,279      10,692
 Transfers between funds            49     3,115    3,066  8,397     10,622      1,128    8,768         148       5,075
 Surrenders and terminations        20       (18)     (36)   (74)      (428)        (9)    (602)        (41)       (834)
 Policy loan transactions          (23)     (471)    (213)     -     (1,060)         -     (596)       (109)     (1,421)
 Other transactions               (254)     (713)  (1,346)  (401)    (3,197)      (289)  (4,575)       (532)     (3,894)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
 in units resulting from
 policy transactions               352     3,292    4,176  9,090     13,954        833   14,331         745       9,618
---------------------------------------------------------------------------------------------------------------------------
Units outstanding at
 June 30, 1997 (unaudited)       8,504    15,970   23,480 13,428     73,214     31,165   72,488       8,501      70,467
===========================================================================================================================

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)
June 30, 1997 (unaudited)

4. POLICY TRANSACTIONS - UNIT ACTIVITY (cont.)

                                      Templeton
                                    International Templeton    U.S.              Zero    Zero    Zero    Zero
                                       Smaller     Pacific  Government Utility  Coupon  Coupon  Coupon  Coupon   Total
                                      Companies    Growth   Securities Equity   Fund -  Fund -  Fund -  Fund -    All
                                        Fund        Fund       Fund     Fund     1995    2000    2005    2010    Funds
---------------------------------------------------------------------------------------------------------------------------
Units outstanding at
 December 31, 1994                             -   12,635     31,714   59,969  14,325  14,594  12,559    3,804  347,034
Policy transactions:
 Purchase payments                             -   10,718      1,355    5,744       -       -       -        -  197,212
 Transfers between funds                       -    5,757      1,281    6,185 (14,174)    458       -        -    3,159
 Surrenders and terminations                   -     (779)      (965)  (1,893)      -       -       -        -  (22,866)
 Policy loan transactions                      -   (2,141)      (111)    (695)      -      (3)    (30)      (6)  (4,857)
 Other transactions                            -   (4,868)      (872)  (3,112)   (151)   (175)   (147)     (63) (57,269)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in units
 resulting from policy transactions            -    8,687        688    6,229 (14,325)    280    (177)     (69) 115,379
---------------------------------------------------------------------------------------------------------------------------
Units outstanding at December 31, 1995         -   21,322     32,402   66,198       -  14,874  12,382    3,735  462,413
===========================================================================================================================
Policy transactions:
 Purchase payments                             -   12,100      1,329    5,397       -       -       -        -  282,146
 Transfers between funds                       -      802     12,856   (6,933)      -       1   2,260    8,290   (2,628)
 Surrenders and terminations                   -   (1,318)      (400)  (3,354)      -       -    (149)       -  (14,699)
 Policy loan transactions                      -     (189)       (22)  (4,007)      -      (3)      -       (7)  (5,979)
 Other transactions                            -   (4,907)      (961)  (2,782)      -    (185)   (162)    (122) (52,587)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in units
 resulting from policy transactions            -    6,488     12,802  (11,679)      -    (187)  1,949    8,161  206,253
---------------------------------------------------------------------------------------------------------------------------
Units outstanding at December 31, 1996         -   27,810     45,204   54,519       -  14,687  14,331   11,896  668,666
===========================================================================================================================
Policy transactions (unaudited):
 Purchase payments                             -    4,826      1,008    2,367       -       -       -        -  121,441
 Transfers between funds                     266     (525)        47   (2,720)      -       -  (2,226)     119    6,717
 Surrenders and terminations                   -     (207)      (864)     (90)      -       -       -        -  (13,058)
 Policy loan transactions                      -     (575)      (415)  (2,262)      -      (3)      -       (6) (11,711)
 Other transactions                            -   (2,034)      (724)  (1,274)      -    (105)   (115)    (113) (27,085)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in units
 resulting from policy transactions          266    1,485       (948)  (3,979)      -    (108) (2,341)       -   76,304
---------------------------------------------------------------------------------------------------------------------------
Units outstanding at
 June 30, 1997 (unaudited)                   266   29,295     44,256   50,540       -  14,579  11,990   11,896  744,970
===========================================================================================================================

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)
June 30, 1997 (unaudited)

5. UNIT VALUES
A summary of unit values and units outstanding for variable life contracts and the expense ratios, including expenses of the underlying funds, for the six-month period ended June 30, 1997 (unaudited) and each of the five years in the period ended December 31, 1996 follows.

                                                                                                               Ratio of
                                                                                                               Expenses
                                                                Units                                         to Average
                                                             Outstanding     Unit Value      Net Assets       Net Assets*
---------------------------------------------------------------------------------------------------------------------------
ADJUSTABLE U.S. GOVERNMENT FUND
December 31,
 19961                                                          18,047        $12.873        $ 232,322              1.34+%
 1995                                                            2,013         12.352           24,865              1.34
 1994                                                              654         11.374            7,427              1.32
 1993                                                              403         11.481            4,622              1.33
 1992                                                              410         11.170            4,577              1.35

CAPITAL GROWTH FUND
June 30, 1997 (unaudited)                                          389         12.370            4,808              1.51
December 31,
 19962                                                             391         11.303            4,418              1.52+

GROWTH AND INCOME FUND
June 30, 1997 (unaudited)                                       53,590         35.352        1,894,497              1.23
December 31,
 1996                                                           54,351         31.393        1,706,254              1.25
 1995                                                           38,021         27.700        1,053,166              1.27
 1994                                                           29,795         21.010          625,982              1.29
 1993                                                           29,140         21.604          629,549              1.33
 1992                                                           36,756         19.733          725,302              1.37

HIGH INCOME FUND
June 30, 1997 (unaudited)                                       80,286         23.175        1,860,586              1.27
December 31,
 1996                                                           84,503         22.188        1,874,953              1.29
 1995                                                           65,333         19.628        1,282,342              1.31
 1994                                                           63,380         16.512        1,046,519              1.35
 1993                                                           65,065         17.020        1,107,418              1.39
 1992                                                           65,825         14.815          975,210              1.43

INCOME SECURITIES FUND
June 30, 1997 (unaudited)                                       42,823         23.104          989,374              1.25
December 31,
 1996                                                           39,985         21.747          869,551              1.25
 1995                                                           26,614         19.691          524,066              1.26
 1994                                                           10,514         16.208          170,404              1.29
 1993                                                            2,104         17.423           36,655              1.31
 1992                                                            1,598         14.799           23,648              1.42

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)
June 30, 1997 (unaudited)

5. UNIT VALUES (cont.)

                                                                                                               Ratio of
                                                                                                               Expenses
                                                                Units                                         to Average
                                                             Outstanding     Unit Value      Net Assets       Net Assets*
---------------------------------------------------------------------------------------------------------------------------

INVESTMENT GRADE INTERMEDIATE BOND FUND
December 31,
 19961                                                           4,699        $15.617         $ 73,376              1.35+%
 1995                                                            4,259         15.260           64,990              1.36
 1994                                                            6,002         13.978           83,891              1.38
 1993                                                              582         14.017            8,158              1.41
 1992                                                              588         13.009            7,652              1.43

MONEY MARKET FUND
June 30, 1997 (unaudited)                                       56,347         15.885          895,051              1.19
December 31,
 1996                                                           46,930         15.550          729,749              1.18
 1995                                                           45,768         14.898          681,852              1.15
 1994                                                           37,381         14.194          530,565              1.21
 1993                                                           22,430         13.773          308,920              1.41
 1992                                                           26,464         13.532          358,105              1.44

MUTUAL DISCOVERY SECURITIES FUND
June 30, 1997 (unaudited)                                       12,592         11.271          141,928              1.87
December 31,
 19963                                                           4,953         10.190           50,468              2.12+

MUTUAL SHARES SECURITIES FUND
June 30, 1997 (unaudited)                                       18,904         11.092          209,700              1.58
December 31,
 19963                                                           8,280         10.339           85,606              1.75+

NATURAL RESOURCES SECURITIES FUND
June 30, 1997 (unaudited)                                        8,504         14.310          121,683              1.41
December 31,
 1996                                                            8,152         15.704          128,017              1.40
 1995                                                           10,831         15.214          164,784              1.41
 1994                                                           13,441         14.977          201,295              1.43
 1993                                                            7,933         15.396          122,135              1.43
 1992                                                           16,401          9.967          163,472              1.44

REAL ESTATE SECURITIES FUND
June 30, 1997 (unaudited)                                       15,970         29.550          471,934              1.28
December 31,
 1996                                                           12,678         27.568          349,516              1.32
 1995                                                            7,628         20.913          159,525              1.34
 1994                                                            4,368         17.928           78,309              1.37
 1993                                                            3,265         17.556           57,318              1.42
 1992                                                            3,450         14.862           51,275              1.44

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)
June 30, 1997 (unaudited)

5. UNIT VALUES (cont.)

                                                                                                               Ratio of
                                                                                                               Expenses
                                                                Units                                         to Average
                                                             Outstanding     Unit Value      Net Assets       Net Assets*
---------------------------------------------------------------------------------------------------------------------------

RISING DIVIDENDS FUND
June 30, 1997 (unaudited)                                       23,480        $18.307        $ 429,830           1.49%
December 31,
 1996                                                           19,304         15.795          304,911           1.51
 1995                                                           10,700         12.816          137,129           1.53
 1994                                                            4,474          9.952           44,527           1.55
 1993                                                            3,576         10.453           37,377           1.54
 19924                                                           1,899         10.909           20,717           1.42+

SMALL CAP FUND
June 30, 1997 (unaudited)                                       13,428         14.008          188,096           1.52
December 31,
 1996                                                            4,338         13.011           56,436           1.52
 19955                                                               -         10.157                -           1.65+

TEMPLETON DEVELOPING MARKETS EQUITY FUND
June 30, 1997 (unaudited)                                       73,214         13.443          984,197           2.17
December 31,
 1996                                                           59,260         11.292          669,146           2.24
 1995                                                           22,210          9.357          207,819           2.16
 19946                                                           6,099          9.173           55,951           2.28+

TEMPLETON GLOBAL ASSET ALLOCATION FUND
June 30, 1997 (unaudited)                                       31,165         13.783          429,535           1.62
December 31,
 1996                                                           30,332         12.651          383,721           1.61
 19957                                                              21         10.637              220           1.65+

TEMPLETON GLOBAL GROWTH FUND
June 30, 1997 (unaudited)                                       72,488         15.116        1,095,745           1.64
December 31,
 1996                                                           58,157         13.324          774,892           1.68
 1995                                                           31,471         11.069          348,359           1.72
 19946                                                           6,748          9.894           66,760           1.89+

TEMPLETON GLOBAL INCOME SECURITIES FUND
June 30, 1997 (unaudited)                                        8,501         16.695          141,907           1.36
December 31,
 1996                                                            7,756         16.700          129,516           1.36
 1995                                                            5,801         15.347           89,028           1.39
 1994                                                            3,175         13.483           42,818           1.46
 1993                                                            1,537         14.297           21,976           1.48
 1992                                                            1,562         12.346           19,280           1.42

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)
June 30, 1997 (unaudited)

5. UNIT VALUES (cont.)

                                                                                                               Ratio of
                                                                                                               Expenses
                                                                Units                                         to Average
                                                             Outstanding     Unit Value      Net Assets       Net Assets*
---------------------------------------------------------------------------------------------------------------------------

TEMPLETON INTERNATIONAL EQUITY FUND
June 30, 1997 (unaudited)                                       70,467        $18.825       $1,326,549           1.64%
December 31,
 1996                                                           60,849         16.598        1,010,009           1.64
 1995                                                           40,830         13.600          555,276           1.67
 1994                                                           11,403         12.390          141,293           1.74
 1993                                                            1,368         12.375           16,931           1.87
 19924                                                               -          9.697                -           2.52+

TEMPLETON INTERNATIONAL SMALLER COMPANIES FUND
June 30, 1997 (unaudited)                                          266         11.832            3,153           1.83
December 31,
 19962                                                               -         11.194                -           1.53+

TEMPLETON PACIFIC GROWTH FUND
June 30, 1997 (unaudited)                                       29,295         15.812          463,217           1.75
December 31,
 1996                                                           27,810         15.412          428,593           1.74
 1995                                                           21,322         13.977          298,014           1.76
 1994                                                           12,635         13.042          164,784           1.82
 1993                                                            9,924         14.407          142,972           1.89
 19924                                                             586          9.816            5,750           2.06+

U.S. GOVERNMENT SECURITIES FUND
June 30, 1997 (unaudited)                                       44,256         21.220          939,110           1.25
December 31,
 1996                                                           45,204         20.532          928,142           1.26
 1995                                                           32,402         19.966          646,949           1.27
 1994                                                           31,714         16.840          534,051           1.28
 1993                                                           38,612         17.775          686,329           1.29
 1992                                                           39,596         16.324          646,356           1.34

UTILITY EQUITY FUND
June 30, 1997 (unaudited)                                       50,540         26.547        1,341,665           1.25
December 31,
 1996                                                           54,519         24.816        1,352,938           1.25
 1995                                                           66,198         23.353        1,545,922           1.25
 1994                                                           59,969         17.912        1,074,173           1.27
 1993                                                           66,241         20.406        1,351,721           1.26
 1992                                                           72,790         18.600        1,353,865           1.30

ZERO COUPON FUND - 1995
December 31,
 19958                                                          10,963         18.957          207,834           1.15+
 1994                                                           14,325         17.823          255,331           1.15
 1993                                                           14,511         17.832          258,760           1.11
 1992                                                           14,686         16.719          245,536           1.00

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)
June 30, 1997 (unaudited)

5. UNIT VALUES (cont.)

                                                                                                               Ratio of
                                                                                                               Expenses
                                                                Units                                         to Average
                                                             Outstanding     Unit Value      Net Assets       Net Assets*
---------------------------------------------------------------------------------------------------------------------------
ZERO COUPON FUND - 2000
June 30, 1997 (unaudited)                                       14,579        $24.354        $ 355,051           1.15%
December 31,
 1996                                                           14,687         23.880          350,723           1.15
 1995                                                           14,874         23.491          349,422           1.15
 1994                                                           14,594         19.614          286,240           1.15
 1993                                                           15,249         21.191          323,131           1.12
 1992                                                           15,439         18.380          283,774           1.00

ZERO COUPON FUND - 2005
June 30, 1997 (unaudited)                                       11,990         27.367          328,136           1.15
December 31,
 1996                                                           14,331         26.888          385,323           1.15
 1995                                                           12,382         27.229          337,160           1.15
 1994                                                           12,559         20.821          261,513           1.15
 1993                                                           16,042         23.198          372,147           1.12
 1992                                                           17,524         19.121          335,065           1.00

ZERO COUPON FUND - 2010
June 30, 1997 (unaudited)                                       11,896         30.374          361,341           1.15
December 31,
 1996                                                           11,896         29.931          356,054           1.15
 1995                                                            3,735         30.991          115,736           1.15
 1994                                                            3,804         21.866           83,178           1.15
 1993                                                            7,408         24.745          183,310           1.00
 1992                                                            3,968         19.877           78,869           1.00

* For the period ended June 30, 1997 (unaudited) and the year ended December 31, including the effect of the expenses of the underlying funds.
+ Annualized.
1 Period from January 1, 1996 to October 25, 1996 (fund closure).
2 Period from May 1, 1996 (fund commencement) to December 31, 1996.
3 Period from November 8, 1996 (fund commencement) to December 31, 1996.
4 Period from January 27, 1992 (fund commencement) to December 31, 1992.
5 Period from November 1, 1995 (fund commencement) to December 31, 1995.
6 Period from July  1, 1994 (fund commencement) to December 31, 1994.
7 Period from May 1, 1995 (fund commencement) to December 31, 1995.
8 Period from January 1, 1995 to December 15, 1995 (fund closure).






ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
================================================================================
Independent Auditors' Report

The Board of Directors of Allianz Life Insurance Company of North America and Policy Owners of Allianz Life Variable Account A:

We have audited the accompanying statements of assets and liabilities of the sub-accounts of Allianz Life Variable Account A as of December 31, 1996, and the related statements of operations and changes in net assets for each of the years in the three-year period then ended. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody for the benefit of the Variable Account were confirmed to us by the Franklin Valuemark Funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the assets and liabilities of the sub-accounts of Allianz Life Variable Account A at December 31, 1996, and the results of their operations and the changes in their net assets for each of the years in the three-year period then ended, in conformity with generally accepted accounting principles.


                                       KPMG Peat Marwick LLP

Minneapolis, Minnesota
January 24, 1997

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
===========================================================================================================================
Financial Statements

Statements of Assets and Liabilities
December 31, 1996

                                                                                                                         U.S.
                                                            Money     Growth and  Precious      High     Real Estate  Government
                                                            Market      Income     Metals      Income    Securities   Securities
                                                             Fund        Fund       Fund        Fund        Fund         Fund
                                                            -------     -------    ------      -------     -------     --------
Investments at net asset value:
 Franklin Valuemark Funds:
  Money Market Fund, 734,244 shares, cost $734,244......   $734,244           -          -           -            -           -
  Growth and Income Fund, 97,636 shares,
   cost $1,399,209......................................          -   1,713,508          -           -            -           -
  Precious Metals Fund, 9,025 shares, cost $124,945.....          -           -    128,968           -            -           -
  High Income Fund, 132,515 shares, cost $1,640,698.....          -           -          -   1,876,418            -           -
  Real Estate Securities Fund, 15,894 shares,
   cost $262,265........................................          -           -          -           -      352,056           -
  U.S. Government Securities Fund, 69,086 shares,
   cost $808,378........................................          -           -          -           -            -     930,584
                                                            -------     -------    -------   ---------      -------     -------
      Total assets......................................    734,244   1,713,508    128,968   1,876,418      352,056     930,584
                                                            -------     -------    -------   ---------      -------     -------
Liabilities:
 Accrued mortality and expense risk charges.............      3,596       5,803        761       1,172        2,032       1,954
 Accrued administrative charges.........................        899       1,451        190         293          508         488
                                                            -------     -------    -------      ------      -------     -------
      Total liabilities.................................      4,495       7,254        951       1,465        2,540       2,442
                                                            -------   ---------    -------   ---------      -------     -------
      Net assets........................................   $729,749   1,706,254    128,017   1,874,953      349,516     928,142
                                                            =======   =========    =======   =========      =======     =======
Policy owners' equity (note 5)..........................   $729,749   1,706,254    128,017   1,874,953      349,516     928,142
                                                            =======   =========    =======   =========      =======     =======
 Units outstanding......................................     46,930      54,351      8,152      84,503       12,678      45,204
                                                            =======     =======     ======      ======       ======      ======
 Unit value per unit....................................    $15.550      31.393     15.704      22.188       27.568      20.532
                                                            =======     =======     ======      ======       ======      ======

See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
===========================================================================================================================
Financial Statements (cont.)

Statements of Assets and Liabilities (cont.)
December 31, 1996

                                                                                                           Templeton
                                                         Utility       Zero        Zero        Zero      Global Income   Income
                                                         Equity       Coupon      Coupon      Coupon      Securities    Securities
                                                          Fund      Fund - 2000 Fund - 2005 Fund - 2010      Fund         Fund
                                                        --------    ----------- ----------- -----------  -------------  ----------
Investments at net asset value:
 Franklin Valuemark Funds:
  Utility Equity Fund, 74,633 shares, cost $981,928.   $1,356,822           -            -           -              -        -
  Zero Coupon Fund - 2000, 23,127 shares,
   cost $254,387....................................            -     351,294            -           -              -        -
  Zero Coupon Fund - 2005, 23,601 shares,
   cost $273,931....................................            -           -      385,881           -              -        -
  Zero Coupon Fund - 2010, 21,890 shares,
   cost $321,612....................................            -           -            -     356,588              -        -
  Templeton Global Income Securities Fund,
   9,633 shares, cost $122,258......................            -           -            -           -        131,201        -
  Income Securities Fund, 50,933 shares,
   cost $797,107....................................            -           -            -           -              -   876,558
                                                        ---------     -------      -------     -------        -------   -------
      Total assets..................................    1,356,822     351,294      385,881     356,588        131,201   876,558
                                                        ---------     -------      -------     -------        -------   -------
Liabilities:
 Accrued mortality and expense risk charges.........        3,107         457          446         427          1,348     5,606
 Accrued administrative charges.....................          777         114          112         107            337     1,401
                                                         --------     -------      -------     -------        -------   -------
      Total liabilities.............................        3,884         571          558         534          1,685     7,007
                                                        ---------     -------      -------     -------        -------   -------
      Net assets....................................   $1,352,938     350,723      385,323     356,054        129,516   869,551
                                                        =========     =======      =======     =======        =======   =======
Policy owners' equity (note 5)......................   $1,352,938     350,723      385,323     356,054        129,516   869,551
                                                        =========     =======      =======     =======        =======   =======
 Units outstanding..................................       54,519      14,687       14,331      11,896          7,756    39,985
                                                        =========     =======      =======     =======         ======    ======
 Unit value per unit................................      $24.816      23.880       26.888      29.931         16.700    21.747
                                                        =========     =======      =======     =======         ======    ======

See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
===========================================================================================================================
Financial Statements (cont.)

Statements of Assets and Liabilities (cont.)
December 31, 1996

                                                       Templeton              Templeton      Templeton    Templeton    Templeton
                                                        Pacific    Rising   International   Developing      Global    Global Asset
                                                        Growth    Dividends    Equity     Markets Equity    Growth     Allocation
                                                         Fund       Fund        Fund           Fund          Fund         Fund
                                                        -------    -------    --------       ---------     -------     --------
Investments at net asset value:
 Franklin Valuemark Funds:
  Templeton Pacific Growth Fund, 29,366 shares,
   cost $404,622...................................    $433,448          -             -             -           -           -
  Rising Dividends Fund, 19,938 shares,
   cost $245,909...................................           -    307,051             -             -           -           -
  Templeton International Equity Fund,
   65,914 shares, cost $887,168....................           -          -     1,018,366             -           -           -
  Templeton Developing Markets Equity Fund,
   58,105 shares, cost $615,467....................           -          -             -       673,441           -           -
  Templeton Global Growth Fund, 56,624 shares,
   cost $666,926...................................           -          -             -             -     781,408           -
  Templeton Global Asset Allocation Fund,
   30,522 shares, cost $342,910....................           -          -             -             -           -      384,273
                                                        -------    -------      --------      --------     -------     --------
      Total assets.................................     433,448    307,051     1,018,366       673,441     781,408      384,273
                                                        -------    -------      --------      --------     -------     --------
Liabilities:
 Accrued mortality and expense risk charges........       3,884      1,712         6,685         3,436       5,213          442
 Accrued administrative charges....................         971        428         1,672           859       1,303          110
                                                        -------    -------      --------       -------     -------     --------
      Total liabilities............................       4,855      2,140         8,357         4,295       6,516          552
                                                        -------    -------      --------       -------     -------     --------
      Net assets...................................    $428,593    304,911     1,010,009       669,146     774,892      383,721
                                                        =======    =======     =========       =======     =======     ========
Policy owners' equity (note 5).....................    $428,593    304,911     1,010,009       669,146     774,892      383,721
                                                        =======    =======     =========       =======     =======     ========
 Units outstanding.................................      27,810     19,304        60,849        59,260      58,157       30,332
                                                        =======    =======      ========       =======     =======     ========
 Unit value per unit...............................     $15.412     15.795        16.598        11.292      13.324       12.651
                                                        =======    =======      ========       =======     =======     ========

See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
===========================================================================================================================
Financial Statements (cont.)

Statements of Assets and Liabilities (cont.)
December 31, 1996


                                                                                   Templeton
                                                                                 International  Mutual     Mutual
                                                                Small   Capital     Smaller    Discovery   Shares        Total
                                                                 Cap    Growth     Companies  Securities Securities       All
                                                                Fund     Fund        Fund        Fund       Fund         Funds
                                                               ------    -----     --------     ------     ------      --------
Investments at net asset value:
 Franklin Valuemark Funds:
  Small Cap Fund, 4,285 shares, cost $52,944...............   $56,568         -           -          -          -
  Capital Growth Fund, 389 shares, cost $4,560.............         -     4,420           -          -          -
  Templeton International Smaller Companies Fund,
   0 shares, cost $4.......................................         -         -           4          -          -
  Mutual Discovery Securities Fund, 4,950 shares,
   cost $50,000............................................         -         -           -     50,495          -
  Mutual Shares Securities Fund, 8,275 shares,
   cost $84,010............................................         -         -           -          -     85,644
                                                               ------     -----      ------     ------     ------
      Total assets.........................................    56,568     4,420           4     50,495     85,644   12,989,240
                                                               ------     -----      ------     ------     ------   ----------
Liabilities:
 Accrued mortality and expense risk charges................       106         2           3         22         30       48,244
 Accrued administrative charges............................        26         -           1          5          8       12,060
                                                               ------     -----      ------     ------     ------   ----------
      Total liabilities....................................       132         2           4         27         38       60,304
                                                              -------     -----      ------     ------     ------   ----------
      Net assets...........................................   $56,436     4,418           -     50,468     85,606   12,928,936
                                                              =======     =====      ======     ======     ======   ==========
Policy owners' equity (note 5).............................   $56,436     4,418           -     50,468     85,606   12,928,936
                                                              =======     =====      ======     ======     ======   ==========
 Units outstanding.........................................     4,338       391           -      4,953      8,280      668,666
                                                              =======    ======      ======     ======     ======   ==========
 Unit value per unit.......................................   $13.011    11.303      11.194     10.190     10.339
                                                              =======    ======      ======     ======     ======

See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
===========================================================================================================================
Financial Statements (cont.)

Statements of Operations
For the years ended December 31, 1996, 1995 and 1994

                                              Money Market Fund           Growth and Income Fund        Precious Metals Fund
                                         --------------------------        --------------------         ---------------------
                                          1996        1995      1994     1996      1995     1994        1996     1995     1994
                                        --------    -------   -------   -------   ------   ------      ------   ------   ------
Investment income:
 Dividends reinvested in fund shares   $  32,922     33,164    14,466    28,758   10,179    4,301       2,102    3,600      626
                                        --------    -------   -------   -------   ------   ------     -------    -----    -----
Expenses:
 Mortality and expense risk charges.       4,291      4,898     2,689     9,969    5,842    3,726       1,012    2,489      700
 Administrative charges.............       1,073      1,225       672     2,492    1,460      932         253      622      175
                                        --------    -------   -------   -------   ------   ------     -------    -----    -----
      Total expenses................       5,364      6,123     3,361    12,461    7,302    4,658       1,265    3,111      875
                                        --------    -------   -------   -------   ------   ------     -------    -----    -----
      Investment income (loss), net.      27,558     27,041    11,105    16,297    2,877     (357)        837      489     (249)
Realized gains (losses) and
 unrealized appreciation
 (depreciation) on investments:
  Realized capital gain distributions
   on mutual funds..................           -          -         -   101,857   22,157    8,957       1,927    2,665       -
                                        --------    -------   -------    ------   ------   ------     -------   ------    -----
  Realized gains (losses) on sales
   of investments:
    Proceeds from sales.............   2,224,132    965,636   513,009   111,065   97,576  114,661     125,238  161,878   11,123
    Cost of investments sold........  (2,224,132)  (965,636) (513,009)  (85,315) (77,218) (94,631)   (110,740)(146,847)  (9,528)
                                       ---------    -------   -------   -------   ------   ------     -------  -------    -----
      Total realized gains (losses)
       on sales of investments, net.           -          -         -    25,750   20,358   20,030      14,498   15,031    1,595
                                       ---------    -------   -------   -------   ------   ------      ------   ------    -----
      Realized gains (losses) on
       investments, net.............           -          -         -   127,607   42,515   28,987      16,425   17,696    1,595
  Net change in unrealized
   appreciation (depreciation)
   on investments...................           -          -         -    37,916  184,273  (45,642)     (8,994) (10,144)  (2,094)
                                       ---------    -------   -------   -------  -------   ------       -----   ------    -----
      Total realized gains (losses)
       and unrealized apprecia-
       tion (depreciation) on
       investments, net.............           -          -         -   165,523  226,788  (16,655)      7,431    7,552     (499)
                                       ---------    -------   -------   -------  -------   ------       -----    -----     ----
Net increase (decrease) in net assets
 from operations....................   $  27,558     27,041    11,105   181,820  229,665  (17,012)      8,268    8,041     (748)
                                       =========    =======   =======   =======  =======   ======       =====    =====     ====

See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
===========================================================================================================================
Financial Statements (cont.)

Statements of Operations (cont.)
For the years ended December 31, 1996, 1995 and 1994

                                                                                 Real Estate               U.S. Government
                                                  High Income Fund             Securities Fund             Securities Fund
                                               ----------------------        -------------------        ---------------------
                                              1996       1995     1994     1996     1995     1994     1996      1995      1994
                                            --------    ------   ------   ------   ------    -----   -------   ------    ------
Investment income:
 Dividends reinvested in fund shares......  $167,136    78,044   44,601    7,943    3,875     613     45,170   41,763    29,171
                                            --------    ------   ------   ------   ------    -----   -------   ------    ------
Expenses:
 Mortality and expense risk charges.......    12,310     7,709    6,671    1,883      833     672      4,926    3,974     3,380
 Administrative charges...................     3,077     1,927    1,668      471      208     168      1,231      994       845
                                            --------    ------   ------   ------   ------    -----   -------   ------    ------
      Total expenses......................    15,387     9,636    8,339    2,354    1,041     840      6,157    4,968     4,225
                                            --------    ------   ------   ------   ------    -----   -------   ------    ------
      Investment income (loss), net.......   151,749    68,408   36,262    5,589    2,834    (227)    39,013   36,795    24,946
Realized gains (losses) and unrealized
 appreciation (depreciation) on
 investments:
  Realized capital gain distributions
   on mutual funds.................            8,872         -    6,061        -        -        -         -        -     2,285
                                            --------    ------   ------   ------   ------    -----   -------   ------    ------
  Realized gains (losses) on sales
   of investments:
    Proceeds from sales...................   347,465    47,176   51,287    9,243   22,803   5,838    126,946   33,799   131,317
    Cost of investments sold..............  (313,573)  (39,566) (45,931)  (7,263) (19,244) (4,033)  (108,478) (26,326)  (99,718)
                                            --------    ------   ------   ------   ------    -----   -------   ------    ------
      Total realized gains (losses) on
       sales of investments, net..........    33,892     7,610    5,356    1,980    3,559   1,805     18,468    7,473    31,599
                                            --------    ------   ------   ------   ------    -----   -------   ------    ------
      Realized gains (losses) on
       investments, net...................    42,764     7,610   11,417    1,980    3,559   1,805     18,468    7,473    33,884
  Net change in unrealized appreciation
   (depreciation) on investments..........    26,432   122,964  (81,774)  58,343   14,488     759    (37,068)  56,173   (91,983)
                                            --------    ------   ------   ------   ------    -----   -------   ------    ------
      Total realized gains (losses) and
       unrealized appreciation (depre-
       ciation) on investments, net.......    69,196   130,574  (70,357)  60,323   18,047   2,564    (18,600)  63,646   (58,099)
                                            --------    ------   ------   ------   ------    -----   -------   ------    ------
Net increase (decrease) in net assets
 from operations..........................  $220,945   198,982  (34,095)  65,912   20,881   2,337     20,413  100,441   (33,153)
                                            ========    ======   ======   ======   ======    =====   =======   ======    ======

See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
===========================================================================================================================
Financial Statements (cont.)

Statements of Operations (cont.)
For the years ended December 31, 1996, 1995 and 1994

                                                   Utility Equity Fund        Zero Coupon Fund - 1995   Zero Coupon Fund - 2000
                                                 -----------------------        ------------------       --------------------
                                                1996       1995      1994    1996    1995      1994     1996     1995     1994
                                              --------    ------    -------  ----   -------   ------   ------   ------   ------
Investment income:
 Dividends reinvested in fund shares........  $ 75,714    70,912     44,904     -    17,379   15,282   19,213   13,993   14,292
                                              --------    ------    -------  ----   -------   ------   ------   ------   ------
Expenses:
 Mortality and expense risk charges.........    11,220     8,983      6,698     -      (594)   1,529    2,212    2,179    1,769
 Administrative charges.....................     2,805     2,246      1,674     -      (149)     383      553      545      442
                                              --------    ------    -------  ----   -------   ------   ------   ------   ------
      Total expenses........................    14,025    11,229      8,372     -      (743)   1,912    2,765    2,724    2,211
                                              --------    ------    -------  ----   -------   ------   ------   ------   ------
      Investment income (loss), net.........    61,689    59,683     36,532     -    18,122   13,370   16,448   11,269   12,081
Realized gains (losses) and unrealized appre-
 ciation (depreciation) on investments:
  Realized capital gain distributions on
   mutual funds.............................         -         -      7,958     -        86      625      190        -    2,038
                                              --------    ------    -------  ----   -------   ------   ------   ------   ------
  Realized gains (losses) on sales
   of investments:
    Proceeds from sales.....................   427,719   112,297    183,473     -   273,701    4,692    9,943    3,895   14,723
    Cost of investments sold................  (309,164)  (88,887)  (138,153)    -  (236,082)  (3,908)  (7,209)  (2,731) (10,946)
                                              --------    ------    -------  ----   -------   ------   ------   ------   ------
      Total realized gains (losses) on sales
       of investments, net..................   118,555    23,410     45,320     -    37,619      784    2,734    1,164    3,777
                                              --------    ------    -------  ----   -------   ------   ------   ------   ------
      Realized gains (losses) on investments,
       net..................................   118,555    23,410     53,278     -    37,705    1,409    2,924    1,164    5,815
  Net change in unrealized appreciation
   (depreciation) on investments............   (93,370)  259,686   (253,440)    -   (37,457) (14,916) (13,736)  44,013  (41,764)
                                              --------    ------    -------  ----   -------   ------   ------   ------   ------
      Total realized gains (losses) and
       unrealized appreciation (depreciation)
       on investments, net..................    25,185   283,096   (200,162)    -       248  (13,507) (10,812)  45,177  (35,949)
                                              --------    ------    -------  ----   -------   ------   ------   ------   ------
Net increase (decrease) in net assets from
 operations.................................  $ 86,874   342,779   (163,630)    -    18,370     (137)   5,636   56,446  (23,868)
                                              ========   =======    =======  ====   =======   ======   ======   ======   ======

See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
===========================================================================================================================
Financial Statements (cont.)

Statements of Operations (cont.)
For the years ended December 31, 1996, 1995 and 1994

                                                                                                            Templeton Global
                                                   Zero Coupon Fund - 2005     Zero Coupon Fund - 2010   Income Securities Fund
                                                    --------------------         -------------------       -------------------
                                                   1996     1995    1994      1996     1995     1994    1996     1995     1994
                                                  ------   ------  ------    ------   ------   ------   -----   ------    -----
Investment income:
 Dividends reinvested in fund shares...........   $19,668  12,928    11,417    8,167   3,109     7,316   7,568    2,871     494
                                                  -------  ------    ------   ------   -----    ------   -----   ------   -----
Expenses:
 Mortality and expense risk charges............     2,270   2,227     1,741    1,411     916       926     745      470     129
 Administrative charges........................       568     557       435      353     229       231     186      118      32
                                                  -------  ------    ------   ------   -----    ------   -----   ------   -----
      Total expenses...........................     2,838   2,784     2,176    1,764   1,145     1,157     931      588     161
                                                  -------  ------    ------   ------   -----    ------   -----   ------   -----
      Investment income (loss), net............    16,830  10,144     9,241    6,403   1,964     6,159   6,637    2,283     333
Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
  Realized capital gain distributions on
   mutual funds................................         -       -     3,569    2,213       -     3,560       -        -     204
                                                  -------  ------    ------   ------   -----    ------   -----   ------   -----
  Realized gains (losses) on sales of investments:
   Proceeds from sales.........................    13,626   4,311    75,603   57,843   1,827    79,261   8,726   15,642   2,577
   Cost of investments sold....................    (9,480) (2,816)  (52,536) (50,978) (1,569)  (81,331) (8,294) (15,250) (2,445)
                                                  -------  ------    ------   ------   -----    ------   -----   ------   -----
      Total realized gains (losses) on sales of
       investments, net........................     4,146   1,495    23,067    6,865     258    (2,070)    432      392     132
                                                  -------  ------    ------   ------   -----    ------   -----   ------   -----
      Realized gains (losses) on
       investments, net........................     4,146   1,495    26,636    9,078     258     1,490     432      392     336
  Net change in unrealized appreciation
   (depreciation) on investments...............   (21,955) 68,320   (72,608)   4,806  32,162   (29,320)  2,837    6,634  (2,030)
                                                  -------  ------    ------   ------   -----    ------   -----   ------   -----
      Total realized gains (losses) and
       unrealized appreciation (depreciation)
       on investments, net.....................   (17,809) 69,815   (45,972)  13,884  32,420   (27,830)  3,269    7,026  (1,694)
                                                  -------  ------    ------   ------   -----    ------   -----   ------   -----
Net increase (decrease) in net assets from
 operations...................................     $ (979) 79,959   (36,731)  20,287  34,384   (21,671)  9,906    9,309  (1,361)
                                                  =======  ======    ======   ======   =====    ======   =====   ======   =====

See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
===========================================================================================================================
Financial Statements (cont.)

Statements of Operations (cont.)
For the years ended December 31, 1996, 1995 and 1994

                                                    Investment Grade                                        Adjustable U.S.
                                                 Intermediate Bond Fund     Income Securities Fund          Government Fund
                                                   -------------------       --------------------        --------------------
                                                  1996      1995    1994    1996     1995     1994      1996      1995     1994
                                                 -------   ------  ------  ------   ------   ------    ------    ------   ------
Investment income:
 Dividends reinvested in fund shares..........   $ 3,706    3,949    253   33,370   19,772    2,467     18,030    1,373      184
                                                 -------   ------    ---   ------   ------   ------    -------   ------    -----
Expenses:
 Mortality and expense risk charges...........       366      529    169    4,656    2,265      963        740      139       27
 Administrative charges.......................        91      132     42    1,164      566      241        185       35        7
                                                 -------   ------    ---   ------   ------   ------    -------   ------    -----
      Total expenses..........................       457      661     21    5,820    2,831    1,204        925      174       34
                                                 -------   ------    ---   ------   ------   ------    -------   ------    -----
      Investment income (loss), net...........     3,249    3,288     42   27,550   16,941    1,263     17,105    1,199      150
Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
  Realized capital gain distributions on
   mutual funds...............................         -        -     36    5,550    1,592      367          -        -        -
                                                 -------   ------    ---   ------   ------   ------    -------   ------    -----
  Realized gains (losses) on sales
   of investments:
    Proceeds from sales.......................    78,943   44,251    577       33   55,949   29,910    248,895   11,606    8,733
    Cost of investments sold..................   (76,962) (43,145)  (565) (30,950) (55,228) (30,339)  (258,922) (11,571)  (8,814)
                                                 -------   ------    ---   ------   ------   ------    -------   ------    -----
      Total realized gains (losses) on sales of
       investments, net.......................     1,981    1,106     12    2,373      721     (429)   (10,027)      35      (81)
                                                 -------   ------    ---   ------   ------   ------    -------   ------    -----
      Realized gains (losses) on investments,
       net....................................     1,981    1,106     48    7,923    2,313      (62)   (10,027)      35      (81)
  Net change in unrealized appreciation
   (depreciation) on investments..............    (3,575)   2,630    150   37,183   47,314   (9,527)      (200)     240      (98)
                                                 -------   ------    ---   ------   ------   ------    -------   ------    -----
      Total realized gains (losses) and
       unrealized appreciation (depreciation)
       on investments, net....................    (1,594)   3,736    198   45,106   49,627   (9,589)   (10,227)     275     (179)
                                                 -------   ------    ---   ------   ------   ------    -------   ------    -----
Net increase (decrease) in net assets from
 operations...................................   $ 1,655    7,024    240   72,656   66,568   (8,326)     6,878    1,474      (29)
                                                 =======   ======    ===   ======   ======   ======    =======   ======    =====

See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
===========================================================================================================================
Financial Statements (cont.)

Statements of Operations (cont.)
For the years ended December 31, 1996, 1995 and 1994

                                                         Templeton                                             Templeton
                                                    Pacific Growth Fund        Rising Dividends Fund   International Equity Fund
                                                  -----------------------       -------------------      --------------------
                                                 1996      1995     1994      1996     1995     1994     1996      1995     1994
                                                -------   ------   ------    ------   ------    -----   ------    ------    -----
Investment income:
 Dividends reinvested in fund shares.........   $10,710    4,502      347     3,981    1,695      601   19,177     6,289       71
                                                -------   ------   ------    ------    -----    -----   ------    ------    -----
Expenses:
 Mortality and expense risk charges..........     2,726    1,485      689     1,632      587      227    6,014     2,178      323
 Administrative charges......................       682      371      172       408      147       57    1,504       545       81
                                                -------   ------   ------    ------    -----    -----   ------    ------    -----
      Total expenses.........................     3,408    1,856      861     2,040      734      284    7,518     2,723      404
                                                -------   ------   ------    ------    -----    -----   ------    ------    -----
      Investment income (loss), net..........     7,302    2,646     (514)    1,941      961      317   11,659     3,566     (333)
Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
  Realized capital gain distributions on
   mutual funds..............................     6,208    1,872      672         -        -        -   23,468     7,792       95
                                                -------   ------   ------    ------    -----    -----   ------    ------    -----
  Realized gains (losses) on sales
   of investments:
    Proceeds from sales......................    58,829   60,917  116,746    21,816    6,910      752   45,661    37,517      895
    Cost of investments sold.................   (52,737) (59,672)(108,205)  (19,113)  (6,447)    (796) (41,618)  (36,911)    (878)
                                                -------   ------  -------    ------    -----    -----   ------    ------    -----
      Total realized gains (losses) on sales of
       investments, net......................     6,092    1,245    8,541     2,703      463      (44)   4,043       606       17
                                                -------   ------  -------    ------    -----    -----   ------    ------    -----
      Realized gains (losses) on investments,
       net..................................     12,300    3,117    9,213     2,703      463      (44)  27,511     8,398      112
  Net change in unrealized appreciation
   (depreciation) on investments.............    12,362   13,125  (24,505)   44,265   19,701   (2,053) 114,314    19,054   (3,562)
                                                -------   ------   -------   ------   ------    -----  -------    ------    -----
      Total realized gains (losses) and
        unrealized appreciation (depreciation)
        on investments, net..................    24,662   16,242  (15,292)   46,968   20,164   (2,097) 141,825    27,452   (3,450)
                                                -------   ------   -------   ------   ------    -----  -------    ------    -----
Net increase (decrease) in net assets from
 operations.................................    $31,964   18,888  (15,806)   48,909   21,125   (1,780) 153,484    31,018   (3,783)
                                                =======   ======  =======    ======   ======    =====  =======    ======    =====

See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
===========================================================================================================================
Financial Statements (cont.)

Statements of Operations (cont.)
For the years ended December 31, 1996, 1995 and 1994

                                                        Templeton Developing             Templeton           Templeton Global
                                                         Markets Equity Fund        Global Growth Fund     Asset Allocation Fund
                                                        ---------------------       -------------------      ----------------
                                                       1996      1995    1994     1996      1995    1994      1996    1995  1994
                                                      ------    ------  ------   ------    -----   ------     ----    ----  ----
Investment income:
 Dividends reinvested in fund shares...............  $ 2,914       562       -    8,202    1,137        -       228      4     -
                                                       -----     -----    ----    -----    -----     ----    -------  ----   ---
Expenses:
 Mortality and expense risk charges................    2,551     3,898   3,197    3,948    1,255       65     2,065     25     -
 Administrative charges............................      638       975     799      987      314       16       516      6     -
                                                       -----     -----    ----    -----    -----    -----     -----   ----   ---
      Total expenses...............................    3,189     4,873   3,996    4,935    1,569       81     2,581     31     -
                                                       -----     -----    ----    -----    -----    -----     -----   ----   ---
      Investment income (loss), net................     (275)   (4,311) (3,996)   3,267     (432)     (81)   (2,353)   (27)    -
Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
  Realized capital gain distributions on
   mutual funds....................................    5,391       132       -    8,202        -        -       456      -     -
                                                      ------     -----    ----    -----    -----    -----    ------   ----   ---
  Realized gains (losses) on sales of investments:
   Proceeds from sales.............................   31,363    37,410   2,518   30,853   28,814    3,901   185,620    168     -
   Cost of investments sold........................  (28,760)  (37,995) (2,585) (27,939) (28,227)  (3,952) (173,426)  (151)    -
                                                      ------    ------   -----   ------    -----    -----   -------   ----   ---
      Total realized gains (losses) on sales of
       investments, net............................    2,603      (585)    (67)   2,914      587      (51)   12,194     17     -
                                                       -----     -----    -----   -----    -----    -----    ------   ----   ---
      Realized gains (losses) on investments, net      7,994      (453)    (67)  11,116      587      (51)   12,650     17     -
  Net change in unrealized appreciation
   (depreciation) on investments...................   56,503     4,422  (2,951)  91,158   23,468     (144)   41,378    (15)    -
                                                      ------     -----    ----   ------   ------    -----    ------   ----   ---
      Total realized gains (losses) and
       unrealized appreciation (depreciation)
       on investments, net.........................   64,497     3,969  (3,018) 102,274   24,055     (195)   54,028      2     -
                                                      ------     -----   -----  -------   ------    -----    ------   ----   ---
Net increase (decrease) in net assets from
 operations........................................  $64,222      (342) (7,014) 105,541   23,623     (276)   51,675    (25)    -
                                                     =======     =====   =====  =======   ======     ====    ======   ====   ===

See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
===========================================================================================================================
Financial Statements (cont.)

Statements of Operations (cont.)
For the years ended December 31, 1996, 1995 and 1994

                                                                                                                   Templeton
                                                                                                                 International
                                                                                                  Capital           Smaller
                                                                           Small Cap Fund       Growth Fund     Companies Fund
                                                                          ----------------     ------------     --------------
                                                                          1996   1995  1994  1996  1995  1994   1996  1995  1994
                                                                         ------  ----  ----  ----  ----  ----  ------  ---   ---
Investment income:
 Dividends reinvested in fund shares..................................   $    -     -     -     -     -     -       -     -     -
                                                                          -----   ---   ---   ---   ---   ---     ---   ---   ---
Expenses:
 Mortality and expense risk charges...................................      105     -     -     2     -     -       3     -     -
 Administrative charges...............................................       26     -     -     -     -     -       1     -     -
                                                                          -----   ---   ---   ---   ---   ---     ---   ---   ---
      Total expenses..................................................      131     -     -     2     -     -       4     -     -
                                                                          -----   ---   ---   ---   ---   ---     ---   ---   ---
      Investment income (loss), net...................................     (131)    -     -    (2)    -     -      (4)    -     -
Realized gains (losses) and unrealized appreciation (depreciation) on investments:
  Realized capital gain distributions on mutual funds.................        -     -     -     -     -     -       -     -     -
                                                                          -----   ---   ---   ---   ---   ---     ---   ---   ---
  Realized gains (losses) on sales of investments:
   Proceeds from sales................................................   11,065     -     -     -     -     -  10,115     -     -
   Cost of investments sold...........................................  (10,593)    -     -     -     -     -  (9,996)    -     -
                                                                         ------   ---   ---   ---   ---   ---   -----   ---   ---
      Total realized gains (losses) on sales of investments,..........      472     -     -     -     -     -     119     -     -
                                                                          -----   ---   ---   ---   ---   ---   -----   ---   ---
      Realized gains (losses) on investments, net.....................      472     -     -     -     -     -     119     -     -
  Net change in unrealized appreciation (depreciation) on investments.    3,624     -     -  (140)    -     -       -     -     -
                                                                          -----   ---   ---   ---   ---   ---   -----   ---   ---
      Total realized gains (losses) and unrealized appreciation
       (depreciation) on investments, net.............................    4,096     -     -  (140)    -     -     119     -     -
                                                                          -----   ---   ---   ---   ---   ---   -----   ---   ---
Net increase (decrease) in net assets from operations.................  $ 3,965     -     -  (142)    -     -     115     -     -
                                                                          =====   ===   ===   ===   ===   ===   =====   ===   ===

See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
===========================================================================================================================
Financial Statements (cont.)

Statements of Operations (cont.)
For the years ended December 31, 1996, 1995 and 1994

                                                         Mutual Discovery    Mutual Shares
                                                          Securities Fund   Securities Fund            Total All Funds
                                                           -------------     -------------      ----------------------------
                                                          1996  1995 1994   1996  1995  1994    1996        1995        1994
                                                          ----   ---  ---   ----  ----  ----   ------      ------      ------
Investment income:
 Dividends reinvested in fund shares....................  $  -     -    -      -     -    -    514,679     331,100     191,406
                                                          ----   ---  ---   ----   ---  ---    -------     -------     -------
Expenses:
 Mortality and expense risk charges.....................    22     -    -     31     -    -     77,110      52,287      36,290
 Administrative charges.................................     5     -    -      8     -    -     19,277      13,073       9,072
                                                          ----   ---  ---   ----   ---  ---   --------    --------    --------
      Total expenses....................................    27     -    -     39     -    -     96,387      65,360      45,362
                                                          ----   ---  ---   ----   ---  ---   --------    --------    --------
      Investment income (loss), net.....................   (27)    -    -    (39)    -    -    418,292     265,740     146,044
Realized gains (losses) and unrealized appreciation
 (depreciation) on investments:
  Realized capital gain distributions on mutual funds...     -     -    -      -     -    -    164,334      36,296      36,427
                                                          ----   ---  ---   ----   ---  ---   --------    --------    --------
  Realized gains (losses) on sales of investments:
   Proceeds from sales..................................     -     -    -    717     -    -  4,219,146   2,024,083   1,351,596
   Cost of investments sold.............................     -     -    -   (715)    -    - (3,966,357) (1,901,519) (1,212,303)
                                                          ----   ---  ---   ----   ---  ---  ---------   ---------   ---------
      Total realized gains (losses) on sales of
       investments, net.................................     -     -    -      2     -    -    252,789     122,564     139,293
                                                          ----   ---  ---   ----   ---  ---   --------    --------     -------
      Realized gains (losses) on investments, net......      -     -    -      2     -    -    417,123     158,860     175,720
  Net change in unrealized appreciation (depreciation) on
   investments..........................................   495     -    -  1,634     -    -    354,212     871,051    (677,502)
                                                          ----   ---  ---  -----   ---  ---   --------    --------     -------
      Total realized gains (losses) and unrealized
       appreciation (depreciation) on investments, net..   495     -    -  1,636     -    -    771,335   1,029,911    (501,782)
                                                          ----   ---  ---  -----   ---  ---  ---------   ---------     -------
Net increase (decrease) in net assets from operations...  $468     -    -  1,597     -    -  1,189,627   1,295,651    (355,738)
                                                          ====   ===  ===  =====   ===  ===  =========   =========     =======

See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
===========================================================================================================================
Financial Statements (cont.)

Statements of Changes in Net Assets
For the years ended December 31, 1996, 1995 and 1994

                                         Money Market Fund              Growth and Income Fund          Precious Metals Fund
                                     -------------------------          -----------------------         ---------------------
                                     1996        1995      1994       1996      1995      1994        1996      1995      1994
                                    ------      ------    ------     ------    ------    ------      ------    ------    ------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss),
   net.........................    $ 27,558     27,041    11,105     16,297      2,877      (357)      837       489      (249)
  Realized gains (losses) on
   investments, net............           -          -         -    127,607     42,515    28,987    16,425    17,696     1,595
  Net change in unrealized
   appreciation (depreciation)
   on investments..............           -          -         -     37,916    184,273   (45,642)   (8,994)  (10,144)   (2,094)
                                  ---------   --------   -------   --------   --------   -------   -------   -------    ------
      Net increase (decrease)
       in net assets from
       operations..............      27,558     27,041    11,105    181,820    229,665   (17,012)    8,268     8,041      (748)
                                  ---------   --------   -------   --------   --------   -------   -------   -------   -------
 Policy transactions (note 5):
  Purchase payments............   2,288,562  1,140,571   835,456    347,781    233,408    15,811    18,730    24,963       988
  Transfers between funds......  (2,221,762)  (843,539) (442,767)   289,040    111,030    97,056   (46,431)   23,956    89,216
  Surrenders and terminations..     (27,431)   (48,126) (101,035)   (28,415)   (54,886)  (49,775)   (7,791)  (81,139)   (8,168)
  Policy loan transactions.....      (5,692)      (251)     (354)     8,174        842   (35,837)     (524)      282        13
  Other transactions (note 2)..     (13,338)  (124,409)  (80,760)  (145,312)   (92,875)  (13,810)   (9,019)  (12,614)   (2,141)
                                  ---------   --------   -------   --------   --------   -------   -------   -------   -------
      Net increase (decrease)
       in net assets resulting
       from policy transactions      20,339    124,246   210,540    471,268    197,519    13,445   (45,035)  (44,552)   79,908
                                  ---------   --------   -------   --------   --------   -------   -------   -------   -------
Increase (decrease) in net
 assets........................      47,897    151,287   221,645    653,088    427,184    (3,567)  (36,767)  (36,511)   79,160
Net assets at beginning of year     681,852    530,565   308,920  1,053,166    625,982   629,549   164,784   201,295   122,135
                                  ---------    -------   -------  ---------  ---------   -------   -------   -------   -------
Net assets at end of year......   $ 729,749    681,852   530,565  1,706,254  1,053,166   625,982   128,017   164,784   201,295
                                  =========    =======   =======  =========  =========   =======   =======   =======   =======

See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
===========================================================================================================================
Financial Statements (cont.)

Statements of Changes in Net Assets (cont.)
For the years ended  December  31,  1996, 1995 and 1994

                                                                               Real Estate                U.S. Government
                                             High Income Fund                Securities Fund              Securities Fund
                                        -------------------------         --------------------        ----------------------
                                        1996        1995       1994       1996     1995     1994      1996      1995      1994
                                       ------      ------     ------     ------   ------   ------    ------    ------    ------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net....  $ 151,749      68,408     36,262     5,589    2,834     (227)   39,013    36,795    24,946
  Realized gains (losses) on
   investments, net................     42,764       7,610     11,417     1,980    3,559    1,805    18,468     7,473    33,884
  Net change in unrealized
   appreciation (depreciation) on
   investments.....................     26,432     122,964    (81,774)   58,343   14,488      759   (37,068)   56,173   (91,983)
                                      --------    --------  ---------   -------  -------   ------   -------   -------    ------
      Net increase (decrease) in
       net assets from operations..    220,945     198,982    (34,095)   65,912   20,881    2,337    20,413   100,441   (33,153)
                                      --------    --------  ---------   -------  -------   ------   -------   -------    ------
 Policy transactions (note 5):
  Purchase payments................     57,851      44,935      4,791    67,454   53,203    7,592    26,467    25,128     1,041
  Transfers between funds..........    344,787      37,055    (10,182)   86,682   38,779   14,088   261,674    24,109  (111,346)
  Surrenders and terminations......     (3,551)    (14,331)   (14,141)   (1,098)  (8,139)       -    (7,837)  (18,462)        -
  Policy loan transactions.........      8,073       1,359      9,224    (1,340)    (145)     222      (424)   (2,060)      (18)
  Other transactions (note 2)......    (35,494)    (32,177)   (16,496)  (27,619) (23,363)  (3,248)  (19,100)  (16,258)   (8,802)
                                      --------    --------  ---------   -------  -------   ------   -------   -------   -------
      Net increase (decrease) in
       net assets resulting from
       policy transactions.........    371,666      36,841    (26,804)  124,079   60,335   18,654   260,780    12,457  (119,125)
                                      --------   ---------  ---------   -------  -------   ------   -------   -------   -------
Increase (decrease) in net assets..    592,611     235,823    (60,899)  189,991   81,216   20,991   281,193   112,898  (152,278)
Net assets at beginning of year....  1,282,342   1,046,519  1,107,418   159,525   78,309   57,318   646,949   534,051   686,329
                                     ---------   ---------  ---------   -------  -------   ------   -------   -------   -------
Net assets at end of year.......... $1,874,953   1,282,342  1,046,519   349,516  159,525   78,309   928,142   646,949   534,051
                                     =========   =========  =========   =======  =======   ======   =======   =======   =======

See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
===========================================================================================================================
Financial Statements (cont.)

Statements of Changes in Net Assets (cont.)
For the years ended  December  31,  1996, 1995 and 1994

                                               Utility Equity Fund          Zero Coupon Fund - 1995    Zero Coupon Fund - 2000
                                           --------------------------         -------------------      ----------------------
                                           1996        1995       1994     1996    1995      1994     1996      1995      1994
                                          ------      ------     ------   ------  ------    ------   ------    ------    ------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net.......    $ 61,689     59,683     36,532     -   18,122    13,370    16,448   11,269    12,081
  Realized gains (losses) on
   investments, net...................     118,555     23,410     53,278     -   37,705     1,409     2,924    1,164     5,815
  Net change in unrealized
   appreciation (depreciation)
   on investments.....................     (93,370)   259,686   (253,440)    -  (37,457)  (14,916)  (13,736)  44,013   (41,764)
                                         ---------    -------    -------   ---   ------   -------    ------   ------   -------
      Net increase (decrease) in net
       assets from operations........       86,874    342,779   (163,630)    -   18,370      (137)    5,636   56,446   (23,868)
                                         ---------    -------    -------   ---   ------   -------    ------   ------   -------
 Policy transactions (note 5):
  Purchase payments...................     127,511    116,016     11,599     -        -         -         -        -         -
  Transfers between funds.............    (163,650)   124,589    (62,456)    - (270,886)        -         -   10,631         -
  Surrenders and terminations.........     (80,389)   (35,449)   (23,338)    -        -         -         -        -    (7,535)
  Policy loan transactions............     (97,734)   (13,309)   (18,349)    -        -         -       (64)     (64)   (1,409)
  Other transactions (note 2).........     (65,596)   (62,877)   (21,374)    -   (2,815)   (3,292)   (4,271)  (3,831)   (4,079)
                                         ---------    -------     ------   ---   ------   -------    ------   ------   -------
      Net increase (decrease) in net
       assets resulting from policy
       transactions...................    (279,858)   128,970   (113,918)    - (273,701)   (3,292)   (4,335)   6,736   (13,023)
                                         ---------    -------    -------   ---   ------   -------    ------   ------   -------
Increase (decrease) in net assets.....    (192,984)   471,749   (277,548)    - (255,331)   (3,429)    1,301   63,182   (36,891)
Net assets at beginning of year.......   1,545,922  1,074,173  1,351,721     -  255,331   258,760   349,422  286,240   323,131
                                         ---------  ---------  ---------   ---  -------   -------   -------  -------   -------
Net assets at end of year.............  $1,352,938  1,545,922  1,074,173     -        -   255,331   350,723  349,422   286,240
                                         =========  =========  =========   ===  =======   =======   =======  =======   =======

See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
===========================================================================================================================
Financial Statements (cont.)

Statements of Changes in Net Assets (cont.)
For the years ended  December  31,  1996, 1995 and 1994

                                                                                                           Templeton Global
                                              Zero Coupon Fund - 2005       Zero Coupon Fund - 2010     Income Securities Fund
                                              -----------------------       ----------------------       --------------------
                                             1996      1995      1994      1996      1995      1994      1996     1995    1994
                                            ------    ------    ------    ------    ------    ------   ------   ------  ------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net..........  $ 16,830   10,144      9,241    6,403     1,964     6,159     6,637    2,283     333
  Realized gains (losses) on investments,
   net...................................     4,146    1,495     26,636    9,078       258     1,490       432      392     336
  Net change in unrealized appreciation
   (depreciation) on investments.........   (21,955)  68,320    (72,608)   4,806    32,162   (29,320)    2,837    6,634  (2,030)
                                            -------  -------    -------   ------    ------    ------   -------   ------  ------
      Net increase (decrease) in net
       assets from operations............      (979)  79,959    (36,731)  20,287    34,384   (21,671)    9,906    9,309  (1,361)
                                            -------  -------    -------   ------    ------    ------   -------   ------  ------
 Policy transactions (note 5):
  Purchase payments......................         -        -          -        -         -         -    39,862   42,908   1,813
  Transfers between funds................    57,145        -    (41,224) 223,644         -   (74,884)    9,506   18,457  21,778
  Surrenders and terminations............    (3,894)       -    (28,826)       -         -         -    (2,101)  (6,040)      -
  Policy loan transactions...............         -     (687)       (10)    (176)     (169)     (158)     (425)    (638)      -
  Other transactions (note 2)............    (4,109)  (3,625)    (3,843)  (3,437)   (1,657)   (3,419)  (16,260) (17,786) (1,388)
                                            -------  -------    -------   ------    ------     -----   -------   ------  ------
      Net increase (decrease) in net
       assets resulting from policy
       transactions......................    49,142   (4,312)   (73,903) 220,031    (1,826)  (78,461)   30,582   36,901  22,203
                                           --------  -------    -------   ------    ------    ------   -------   ------  ------
Increase (decrease) in net assets........    48,163   75,647   (110,634) 240,318    32,558  (100,132)   40,488   46,210  20,842
Net assets at beginning of year..........   337,160  261,513    372,147  115,736    83,178   183,310    89,028   42,818  21,976
                                           --------  -------    -------  -------    ------   -------   -------   ------  ------
Net assets at end of year................  $385,323  337,160    261,513  356,054   115,736    83,178   129,516   89,028  42,818
                                           ========  =======    =======  =======   =======   =======   =======   ======  ======

See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
===========================================================================================================================
Financial Statements (cont.)

Statements of Changes in Net Assets (cont.)
For the years ended  December  31,  1996, 1995 and 1994

                                                     Investment Grade                                        Adjustable U.S.
                                                  Intermediate Bond Fund       Income Securities Fund        Government Fund
                                                   --------------------        ----------------------       -----------------
                                                   1996     1995     1994     1996      1995     1994     1996     1995    1994
                                                  ------   ------   ------   ------    ------   ------   ------   ------  ------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net................  $ 3,249    3,288       42   27,550    16,941    1,263   17,105    1,199     150
  Realized gains (losses) on investments, net..    1,981    1,106       48    7,923     2,313      (62) (10,027)      35     (81)
  Net change in unrealized appreciation
   (depreciation) on investments...............   (3,575)   2,630      150   37,183    47,314   (9,527)    (200)     240     (98)
                                                  ------   ------   ------   ------    ------  -------   ------   ------   -----
      Net increase (decrease) in net assets
       from operations.........................    1,655    7,024      240   72,656    66,568   (8,326)   6,878    1,474     (29)
                                                  ------   ------   ------   ------    ------  -------   ------   ------   -----
 Policy transactions (note 5):
  Purchase payments............................   11,940   14,163    1,391  275,281   223,737   22,483    6,969   12,633   5,636
  Transfers between funds......................  (72,421)   8,123   75,010  120,002   186,849  153,200  (34,766)  11,222  (2,444)
  Surrenders and terminations..................     (751) (40,771)       -  (20,210)  (14,487        -   (1,178)       -       -
  Policy loan transactions.....................        -        -        -   (4,239)  (19,420  (26,076)      74   (1,764)      -
  Other transactions (note 2)..................   (5,413)  (7,440)    (908) (98,005)  (89,585   (7,532)  (2,842)  (6,127)   (358)
                                                  ------   ------   ------   ------    ------  -------   ------   ------   -----
      Net increase (decrease) in net assets
       resulting from policy transactions......  (66,645) (25,925)  75,493  272,829   287,094  142,075  (31,743)  15,964   2,834
                                                  ------   ------   ------  -------   -------  -------   ------   ------   -----
Increase (decrease) in net assets..............  (64,990) (18,901)  75,733  345,485   353,662  133,749  (24,865)  17,438   2,805
Net assets at beginning of year................   64,990   83,891    8,158  524,066   170,404   36,655   24,865    7,427   4,622
                                                  ------   ------   ------  -------   -------  -------   ------   ------   -----
Net assets at end of year......................  $     -   64,990   83,891  869,551   524,066  170,404        -   24,865   7,427
                                                  ======   ======   ======  =======   =======  =======   ======   ======   =====

See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
===========================================================================================================================
Financial Statements (cont.)

Statements of Changes in Net Assets (cont.)
For the years ended  December  31,  1996, 1995 and 1994

                                                  Templeton                                                  Templeton
                                             Pacific Growth Fund         Rising Dividends Fund       International Equity Fund
                                           ----------------------       ----------------------        -----------------------
                                           1996       1995     1994      1996      1995     1994      1996       1995      1994
                                          ------     ------   ------    ------    ------   ------    ------     ------    ------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net.......   $ 7,302      2,646     (514)    1,941       961     317     11,659      3,566      (333)
  Realized gains (losses) on
   investments, net...................    12,300      3,117    9,213     2,703       463     (44)    27,511      8,398       112
  Net change in unrealized appreciation
   (depreciation) on investments......    12,362     13,125  (24,505)   44,265    19,701  (2,053)   114,314     19,054    (3,562)
                                         -------     ------   ------    ------    ------   -----    -------     ------     -----
      Net increase (decrease) in net
       assets from operations.........    31,964     18,888  (15,806)   48,909    21,125  (1,780)   153,484     31,018    (3,783)
                                          ------     ------   ------    ------    ------   -----    -------     ------     -----
 Policy transactions (note 5):
  Purchase payments...................   181,194    141,914   13,634    74,745    52,764   4,169    371,300    297,409    32,269
  Transfers between funds.............    14,234     74,887   91,481    86,767    38,476   5,960    100,214    206,753   104,241
  Surrenders and terminations.........   (20,255)   (10,270)       -    (7,693)     (264)      -    (30,572)    (9,230)        -
  Policy loan transactions............    (2,894)   (27,456) (58,475)   (1,876)        -       -    (10,040)    (1,799)      260
  Other transactions (note 2).........   (73,664)   (64,733)  (9,022)  (33,070)  (19,499) (1,199)  (129,653)  (110,168)   (8,625)
                                          ------     ------   ------    ------    ------   -----    -------    -------    ------
      Net increase (decrease) in net
       assets resulting from policy
       transactions...................    98,615    114,342   37,618   118,873    71,477   8,930    301,249    382,965   128,145
                                          ------    -------   ------    ------    ------   -----    -------    -------   -------
Increase (decrease) in net assets.....   130,579    133,230   21,812   167,782    92,602   7,150    454,733    413,983   124,362
Net assets at beginning of year.......   298,014    164,784  142,972   137,129    44,527  37,377    555,276    141,293    16,931
                                         -------    -------  -------   -------   -------  ------   --------    -------   -------
Net assets at end of year.............  $428,593    298,014  164,784   304,911   137,129  44,527  1,010,009    555,276   141,293
                                         =======    =======  =======   =======   =======  ======  =========    =======   =======

See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
===========================================================================================================================
Financial Statements (cont.)

Statements of Changes in Net Assets (cont.)
For the years ended  December  31,  1996, 1995 and 1994

                                                           Templeton                     Templeton            Templeton Global
                                                Developing Markets Equity Fund      Global Growth Fund      Asset Allocation Fund
                                                    -----------------------       ----------------------       ---------------
                                                  1996      1995       1994       1996      1995     1994     1996   1995   1994
                                                 ------    ------     ------     ------    ------    -----   ------  ----   -----
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net...............    $ (275)   (4,311)   (3,996)     3,267      (432)     (81)  (2,353)  (27)     -
  Realized gains (losses) on investments, net.     7,994      (453)      (67)    11,116       587      (51)  12,650    17      -
  Net change in unrealized appreciation
   (depreciation) on investments..............    56,503     4,422    (2,951)    91,158    23,468     (144)  41,378   (15)     -
                                                 -------    ------    -------    ------    ------    -----   -------  ---    ---
      Net increase (decrease) in net assets
       from operations........................    64,222      (342)   (7,014)   105,541    23,623     (276)  51,675   (25)     -
                                                 -------    ------    -------   -------    ------    -----    -----   ---    ---
 Policy transactions (note 5):
  Purchase payments...........................   215,896   169,165    19,997    335,873   237,156   27,117      439     -      -
  Transfers between funds.....................   267,310    63,297    44,206    119,840   114,188   45,458  333,332   311      -
  Surrenders and terminations.................   (10,080)  (18,763)        -    (12,771)   (6,710)       -        -     -      -
  Policy loan transactions....................    (2,638)        -         -     (8,767)   (3,177)       -        -     -      -
  Other transactions (note 2).................   (73,383)  (61,489)   (1,238)  (113,183)  (83,481)  (5,539)  (1,945)  (66)     -
                                                 -------    ------    -------   -------   -------    -----   ------   ---    ---
      Net increase (decrease) in net assets
       resulting from policy transactions.....   397,105   152,210    62,965    320,992   257,976   67,036  331,826   245      -
                                                 -------    ------    -------   -------   -------   ------  -------   ---    ---
Increase (decrease) in net assets.............   461,327   151,868    55,951    426,533   281,599   66,760  383,501   220      -
Net assets at beginning of year...............   207,819    55,951         -    348,359    66,760        -      220     -      -
                                                 -------   -------    ------    -------   -------   ------   ------   ---    ---
Net assets at end of year.....................  $669,146   207,819    55,951    774,892   348,359   66,760  383,721   220      -
                                                 =======   =======    ======    =======   =======   ======  =======   ===    ===

See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
===========================================================================================================================
Financial Statements (cont.)

Statements of Changes in Net Assets (cont.)
For the years ended  December  31,  1996, 1995 and 1994

                                                                                                                    Templeton
                                                                                                                  International
                                                                                                                     Smaller
                                                                           Small Cap Fund    Capital Growth Fund  Companies Fund
                                                                           --------------      --------------      ------------
                                                                          1996   1995  1994   1996  1995  1994   1996 1995  1994
                                                                          ----   ----  ----   ----  ----  ----   ---- ----  ----
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net........................................  $ (131)   -     -       (2   -     -      (4)  -     -
  Realized gains (losses) on investments, net..........................     472    -     -        -   -     -     119   -     -
  Net change in unrealized appreciation (depreciation) on investments..   3,624    -     -     (140)  -     -       -   -     -
                                                                         ------   ---   ---  ------  ---   ---   ----  ---   ---
      Net increase (decrease) in net assets from operations............   3,965    -     -     (142)  -     -     115   -     -
                                                                         ------   ---   ---  ------  ---   ---   ----  ---   ---
 Policy transactions (note 5):
  Purchase payments....................................................     683    -     -        -   -     -       -   -     -
  Transfers between funds..............................................  51,952    -     -    4,560   -     -    (115)  -     -
  Surrenders and terminations..........................................      75    -     -        -   -     -       -   -     -
  Policy loan transactions.............................................       -    -     -        -   -     -       -   -     -
  Other transactions (note 2)..........................................    (239)   -     -        -   -     -       -   -     -
                                                                         ------   ---   ---  ------  ---   ---   ----  ---   ---
      Net increase (decrease) in net assets resulting from policy
       transactions....................................................  52,471    -     -    4,560   -     -    (115)  -     -
                                                                         ------   ---   ---  ------  ---   ---   ----  ---   ---
Increase (decrease) in net assets......................................  56,436    -     -    4,418   -     -       -   -     -
Net assets at beginning of year........................................       -    -     -        -   -     -       -   -     -
                                                                         ------   ---   ---  ------  ---   ---   ----  ---   ---
Net assets at end of year.............................................. $56,436    -     -    4,418   -     -       -   -     -
                                                                         ======   ===   ===  ======  ===   ===   ====  ===   ===

See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
===========================================================================================================================
Financial Statements (cont.)

Statements of Changes in Net Assets (cont.)
For the years ended  December  31,  1996, 1995 and 1994

                                                        Mutual Discovery     Mutual Shares
                                                         Securities Fund    Securities Fund             Total All Funds
                                                         --------------     --------------        --------------------------
                                                        1996   1995  1994   1996  1995  1994      1996        1995        1994
                                                        ----   ----  ----   ----  ----  ----    --------    --------    --------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net......................   $ (27)   -     -      (39)   -    -      418,292     265,740    146,044
  Realized gains (losses) on investments, net........       -    -     -        2    -    -      417,123     158,860    175,720
  Net change in unrealized appreciation (depreciation)
   on investment.....................................     495    -     -    1,634    -    -      354,212     871,051   (677,502)
                                                       ------   ---   ---  ------   ---  ---    --------    --------    -------
      Net increase (decrease) in net assets from
       operations....................................     468    -     -    1,597    -    -    1,189,627   1,295,651   (355,738)
                                                       ------   ---   ---  ------   ---  ---   ---------    --------    -------
 Policy transactions (note 5):
  Purchase payments..................................       -    -     -        -    -    -    4,448,538   2,830,073  1,005,787
  Transfers between funds............................  50,000    -     -   84,053    -    -      (34,403)    (21,713)    (3,609)
  Surrenders and terminations........................       -    -     -        -    -    -     (265,942)   (367,067)  (232,818)
  Policy loan transactions...........................       -    -     -        -    -    -     (120,512)    (68,456)  (130,967)
  Other transactions (note 2)........................       -    -     -      (44)   -    -     (874,996)   (836,875)  (197,073)
                                                       ------   ---   ---  ------   ---  ---    --------    --------    -------
      Net increase (decrease) in net assets resulting
       from policy transactions......................  50,000    -     -   84,009    -    -    3,152,685   1,535,962    441,320
                                                       ------   ---   ---  ------   ---  ---   ---------   ---------    -------
Increase (decrease) in net assets....................  50,468    -     -   85,606    -    -    4,342,312   2,831,613     85,582
Net assets at beginning of year......................       -    -     -        -    -    -    8,586,624   5,755,011  5,669,429
                                                       ------   ---   ---  ------   ---  ---  ----------   ---------  ---------
Net assets at end of year............................ $50,468    -     -   85,606    -    -   12,928,936   8,586,624  5,755,011
                                                       ======   ===   ===  ======   ===  ===  ==========   =========  =========

See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
================================================================================
Notes to Financial Statements
December 31, 1996


1. Organization

Allianz Life Variable Account A (Variable Account) is a segregated investment account of Allianz Life Insurance Company of North America (Allianz Life) registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940 (as amended). The Variable Account was established on May 31, 1985 and commenced operations September 8, 1987. Accordingly, it is an accounting entity wherein all segregated account transactions are reflected.

The Variable Account's assets are the property of Allianz Life and are held for the benefit of the owners and other persons entitled to payments under variable life policies issued through the Variable Account and underwritten by Allianz Life. The assets of the Variable Account, equal to the reserves and other liabilities of the Variable Account, are not chargeable with liabilities that arise from any other business which Allianz Life may conduct.

The Variable Account's sub-accounts may invest, at net asset values, in one or more of the funds of the Franklin Valuemark Funds (FVF), managed by Franklin Advisers, Inc. or other of its affiliated adviser entities, in accordance with the selection made by the policy owner. Not all funds are available as investment options for the products which comprise the Variable Account.

Certain officers and trustees of the FVF are also officers and/or directors of Franklin Advisers, Inc. and/or Allianz Life.


2. Significant Accounting Policies

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments

Investments of the Variable Account are valued daily at market value using net asset values provided by Franklin Advisers, Inc.

Realized investment gains include realized gain distributions received from the respective funds and gains on the sale of fund shares as determined by the average cost method.

Realized gain distributions are reinvested in the respective funds. Dividend distributions received from the FVF are reinvested in additional shares of the FVF and are recorded as income to the Variable Account on the ex-dividend date.

A Fixed Account investment option is available to variable universal life policy owners. This account is comprised of equity and fixed income investments which are part of the general assets of Allianz Life. The liabilities of the Fixed Account are part of the general obligations of Allianz Life and are not included in the Variable Account. The guaranteed minimum rate of return on the Fixed Account is 3.5%.

The Templeton Developing Markets Equity Fund, Templeton Global Growth Fund and Fixed Account were added as available investment options on July 1, 1994. The Templeton Global Asset Allocation Fund and Small Cap Fund were added as
available   investment   options  on  May  1,  1995  and   November  1,  1995,
respectively. The Small Cap Fund had no investment activity during 1995. The Zero Coupon - 1995 Fund matured and was closed on December 15, 1995.

The Capital Growth Fund and Templeton International Smaller Companies Fund were added as available investment options on May 1, 1996. The Mutual Discovery Securities Fund and Mutual Shares Securities Fund were added as available investment options on November 8, 1996.

The Investment Grade Intermediate Bond Fund and Adjustable U.S. Government Fund were closed on October 25, 1996 when shares of the U.S. Government Securities Fund were substituted for all shares of both funds.

On May 1, 1995, the Equity Growth Fund name was changed to Growth and
Income Fund. The Global Income Fund name was changed to Templeton Global Income Securities Fund on May 1, 1996.

Expenses

Asset Based Expenses

A mortality and expense risk charge is deducted from the Variable Account on a daily basis equal, on an annual basis, to .60% of the daily net assets of the Variable Account.

An administrative charge is deducted from the Variable Account on a daily basis equal, on an annual basis, to .15% of the daily net assets of the Variable Account.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
================================================================================
Notes to Financial Statements (cont.)
December 31, 1996

2. Significant Accounting Policies (cont.)

Contract Based Expenses

A cost of insurance charge is deducted against each policy by liquidating units. The amount of the charge is based upon age, sex, rate class and net amount at risk (death benefit less total cash surrender value). Total cost of insurance charges paid by the policy owners for the years ended December 31, 1996, 1995 and 1994 were $715,700, $581,193 and $123,231, respectively.

A deferred issue charge is deducted annually, at the end of the policy year, from each single premium variable life policy for the first ten policy years by liquidating units. The amount of the charge 7% of the single premium consisting of 2.5% for premium taxes, 4% for sales charge and .5% for policy issue charge (in the State of California, 2.35%, 4.15% and .5%, respectively). If the policy is surrendered before the full amount is collected, the uncollected portion of this charge is deducted from the account value. Total deferred issue charges paid by the policy owners for the years ended December 31, 1996, 1995 and 1994 were $28,152, $28,613 and $32,516, respectively.

A policy charge is deducted on each monthly anniversary date from each variable universal life policy by liquidating units. The amount of the charge is equal to 2.5% of each premium payment for premium taxes plus $20 per month for the first policy year and $9 per month guaranteed thereafter. Currently, Allianz Life has agreed to voluntarily limit the charge to $5 per month after the first policy year. Total policy charges paid by the policy owners for the years ended December 31, 1996, 1995 and 1994 were $204,321, $292,695 and $64,030, respectively.

Twelve free transfers are permitted each contract year. Thereafter, the fee is the lesser of $25 or 2% of the amount transferred. No transfer charges were paid by the policy owners during the years ended December 31, 1996, 1995 and 1994, respectively. Net transfers to the Fixed Account during the years ended December 31, 1996, 1995 and 1994 were $34,403, $21,713 and $3,609, respectively.

The cost of insurance, deferred issue, policy and transfer charges paid are reflected in the Statements of Changes in Net Assets as other transactions.


3. Investment Transactions

The sub-account purchases of fund shares, including reinvestment of dividend distributions, were as follows during the year ended December 31, 1996:

Money Market Fund.................................$2,269,592
Growth and Income Fund............................   699,549
Precious Metals Fund..............................    80,133
High Income Fund..................................   870,340
Real Estate Securities Fund.......................   139,966
U.S. Government Securities Fund...................   423,315
Utility Equity Fund...............................   200,976
Zero Coupon Fund - 2000...........................    19,311
Zero Coupon Fund - 2005...........................    76,636
Zero Coupon Fund - 2010...........................   285,255
Templeton Global Income Securities Fund...........    46,775
Investment Grade Intermediate Bond Fund...........    14,607
Income Securities Fund............................   342,871
Adjustable U.S. Government Fund...................   233,813
Templeton Pacific Growth Fund.....................   173,362
Rising Dividends Fund.............................   143,668
Templeton International Equity Fund...............   387,255
Templeton Developing Markets Equity Fund..........   436,775
Templeton Global Growth Fund......................   368,252
Templeton Global Asset Allocation Fund............   516,099
Small Cap Fund....................................    63,537
Capital Growth Fund...............................     4,560
Templeton International Smaller Companies Fund....    10,000
Mutual Discovery Securities Fund..................    50,000
Mutual Shares Securities Fund.....................    84,725

4. Federal Income Taxes

Operations of the Variable Account form a part of, and are taxed with, operations of Allianz Life, which is taxed as a life insurance company under the Internal Revenue Code.

Allianz Life does not expect to incur any federal income taxes in the operation of the Variable Account. If, in the future, Allianz Life determines that the Variable Account may incur federal income taxes, it may then assess a charge against the Variable Account for such taxes.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
================================================================================
Notes to Financial Statements (cont.)
December 31, 1996


5. Policy Transactions - Unit Activity

Transactions in units for each fund for the years ended December 31, 1996, 1995 and 1994, were as follows:

                                                          Growth                                U.S.               Zero    Zero
                                                  Money     and  Precious  High  Real Estate Government  Utility  Coupon  Coupon
                                                 Market   Income  Metals  Income Securities  Securities  Equity   Fund -  Fund -
                                                  Fund     Fund    Fund    Fund     Fund        Fund      Fund     1995    2000
                                                 -------  ------ -------- ------ -----------   ------    ------   ------  -------
Units outstanding at December 31, 1993........   22,430  29,140   7,933   65,065     3,265     38,612    66,241   14,511  15,249
Policy transactions:
 Purchase payments............................   59,285     751      67      265       419         62       654        -       -
 Transfers between funds......................  (31,325)  4,606   6,162     (637)      861     (6,440)   (3,468)       -       -
 Surrenders and terminations..................   (7,250) (2,364)   (578)    (869)        -          -    (1,253)       -    (379)
 Policy loan transactions.....................      (25) (1,687)     (1)     558        14         (1)   (1,010)       -     (72)
 Other transactions...........................   (5,734)   (651)   (142)  (1,002)     (191)      (519)   (1,195)    (186)   (204)
                                                 ------  ------   -----   ------   -------     ------    ------   ------  ------
      Net increase (decrease) in
       units resulting
       from policy transactions...............   14,951     655   5,508   (1,685)    1,103     (6,898)   (6,272)    (186)   (655)
                                                 ------  ------  ------   ------   -------     ------    ------   ------  ------
Units outstanding at December 31, 1994........   37,381  29,795  13,441   63,380     4,368     31,714    59,969   14,325  14,594
                                                 ======  ======  ======   ======   =======     ======    ======   ======  ======
Policy transactions:
 Purchase payments............................   77,441   9,561   1,662    2,463     2,884      1,355     5,744        -       -
 Transfers between funds......................  (57,166)  4,664   1,698    1,925     2,056      1,281     6,185  (14,174)    458
 Surrenders and terminations..................   (3,275) (2,237) (5,150)    (772)     (427)      (965)   (1,893)       -       -
 Policy loan transactions.....................      (17)     38      20       75        (7)      (111)     (695)       -      (3)
 Other transactions...........................   (8,596) (3,800)   (840)  (1,738)   (1,246)      (872)   (3,112)    (151)   (175)
                                                 ------  ------  ------   ------   -------     ------    ------   ------  ------
      Net increase (decrease) in
       units resulting
       from policy transactions...............    8,387   8,226  (2,610)   1,953     3,260        688     6,229  (14,325)    280
                                                 ------  ------  ------   ------   -------     ------    ------   ------  ------
Units outstanding at December 31, 1995........   45,768  38,021  10,831   65,333     7,628     32,402    66,198        -  14,874
                                                 ======  ======  ======   ======   =======     ======    ======   ======  ======
 Policy transactions:
  Purchase payments...........................  147,764  12,119   1,115    2,801     2,975      1,329     5,397        -       -
  Transfers between funds..................... (143,612)  9,962  (2,791)  17,863     3,397     12,856    (6,933)       -       1
  Surrenders and terminations.................   (1,836) (1,005)   (438)    (177)      (51)      (400)   (3,354)       -       -
  Policy loan transactions....................     (376)    311     (29)     405       (62)       (22)   (4,007)       -      (3)
  Other transactions..........................     (778) (5,057)   (536)  (1,722)   (1,209)      (961)   (2,782)       -    (185)
                                                 ------- ------  ------   ------    ------     ------    ------   ------  ------
      Net increase (decrease) in
       units resulting from
       policy transactions....................    1,162  16,330  (2,679)  19,170     5,050     12,802   (11,679)       -    (187)
                                                 ------  ------  ------   ------    ------     ------    ------   ------  ------
Units outstanding at December 31, 1996........   46,930  54,351   8,152   84,503    12,678     45,204    54,519        -  14,687
                                                 ======  ======  ======   ======    ======     ======    ======   ======  ======

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
================================================================================
Notes to Financial Statements (cont.)
December 31, 1996

5. Policy Transactions - Unit Activity (cont.)

                                                       Templeton
                                         Zero   Zero     Global    Investment             Adjustable Templeton           Templeton
                                        Coupon Coupon    Income      Grade       Income      U.S.     Pacific  Rising  International
                                         Fund    Fund  Securities Intermediate Securities Government  Growth  Dividends   Equity
                                        - 2005 - 2010     Fund     Bond Fund      Fund       Fund      Fund     Fund       Fund
                                         ------ ------  --------   ---------  ---------- ----------   -------  -------  -----------
Units outstanding at December 31, 1993.. 16,042   7,408    1,537        582      2,104        403       9,924    3,576      1,368
Policy transactions:
 Purchase payments......................      -       -      133        100      1,334        495         998      418      2,526
 Transfers between funds................ (1,953) (3,442)   1,607      5,385      9,100       (213)      6,850      601      8,168
 Surrenders and terminations............ (1,348)      -        -          -          -          -           -        -          -
 Policy loan transactions...............      -      (7)       -          -     (1,567)         -      (4,457)       -         20
 Other transactions.....................   (182)   (155)    (102)       (65)      (457)       (31)       (680)    (121)      (679)
                                         ------  ------    -----      -----     ------      -----      ------   ------     ------
      Net increase (decrease) in
       units resulting from policy......
       transactions..................... (3,483) (3,604)   1,638      5,420      8,410        251       2,711      898     10,035
                                         ------  ------    -----      -----     ------      -----      ------   ------     ------
Units outstanding at December 31, 1994.. 12,559   3,804    3,175      6,002     10,514        654      12,635    4,474     11,403
                                         ======  ======    =====      =====     ======      =====      ======   ======     ======
Policy transactions:
 Purchase payments......................      -       -    2,992        963     12,397      1,060      10,718    4,625     22,647
 Transfers between funds................      -       -    1,333        562     10,593        966       5,757    3,323     15,984
 Surrenders and terminations............      -       -     (416)    (2,761)      (783)         -        (779)     (23)      (691)
 Policy loan transactions...............    (30)     (6)     (44)         -     (1,137)      (151)     (2,141)       -       (130)
 Other transactions.....................   (147)    (63)  (1,239)      (507)    (4,970)      (516)     (4,868)  (1,699)    (8,383)
                                         ------  ------    -----      -----     ------      -----      ------   ------     ------
      Net increase (decrease) in
       units resulting from policy......
       transactions.....................   (177)    (69)   2,626     (1,743)    16,100      1,359       8,687    6,226     29,427
                                         ------  ------    -----      -----     ------      -----      -------  ------     ------
Units outstanding at December 31, 1995.. 12,382   3,735    5,801      4,259     26,614      2,013      21,322   10,700     40,830
                                         ======  ======    =====      =====     ======      =====      =======  ======     ======
Policy transactions:
 Purchase payments......................      -       -    2,551        778     13,495        553      12,100    5,400     24,859
 Transfers between funds................  2,260   8,290      609     (4,635)     5,904     (2,257)        802    6,298      6,586
 Surrenders and terminations............   (149)      -     (138)       (49)    (1,004)       (94)     (1,318)    (581)    (2,070)
 Policy loan transactions...............      -      (7)     (26)         -       (212)         6        (189)    (134)      (665)
 Other transactions.....................   (162)   (122)  (1,041)      (353)    (4,812)      (221)     (4,907)  (2,379)    (8,691)
                                         ------  ------    -----      -----     ------      -----      ------   ------     ------
      Net increase (decrease) in
       units resulting from policy......
       transactions.....................  1,949   8,161    1,955     (4,259)    13,371     (2,013)      6,488    8,604     20,019
                                         ------  ------    -----      -----     ------      -----      ------   ------     ------
Units outstanding at December 31, 1996.. 14,331  11,896    7,756          -     39,985          -      27,810   19,304     60,849
                                         ======  ======    =====      =====     ======      =====      ======   ======     ======

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
================================================================================
Notes to Financial Statements (cont.)
December 31, 1996

5. Policy Transactions - Unit Activity (cont.)

                                                                                           Templeton
                                           Templeton  Templeton Templeton                International  Mutual     Mutual
                                          Developing   Global  Global Asset Small Capital   Smaller    Discovery   Shares    Total
                                        Markets Equity Growth   Allocation   Cap  Growth   Companies  Securities Securities   All
                                             Fund       Fund       Fund      Fund  Fund      Fund        Fund       Fund     Funds
                                         ------------  -------  ----------  ----- ------  ----------  ----------  --------   -----
Units outstanding at December 31, 1993..          -          -        -         -      -         -          -          -    305,390
Policy transactions:
 Purchase payments......................      2,054      2,721        -         -      -         -          -          -     72,282
 Transfers between funds................      4,590      4,585        -         -      -         -          -          -      5,037
 Surrenders and terminations............          -          -        -         -      -         -          -          -    (14,041)
 Policy loan transactions...............          -          -        -         -      -         -          -          -     (8,235)
 Other transactions.....................       (545)      (558)       -         -      -         -          -          -    (13,399)
                                             ------     ------   ------     -----   ----       ----     -----      -----     ------
      Net increase (decrease) in
       units resulting from policy......
       transactions.....................      6,099      6,748        -         -      -         -          -          -     41,644
                                             ------     ------   ------     -----   ----       ----     -----      -----    -------
Units outstanding at December 31, 1994..      6,099      6,748        -         -      -         -          -          -    347,034
                                             ======     ======   ======     =====   ====       ====     =====      =====    =======

Policy transactions:
 Purchase payments......................     18,183     22,517        -         -      -         -          -          -    197,212
 Transfers between funds................      6,624     11,063       27         -      -         -          -          -      3,159
 Surrenders and terminations............     (2,067)      (627)       -         -      -         -          -          -    (22,866)
 Policy loan transactions...............       (211)      (307)       -         -      -         -          -          -     (4,857)
 Other transactions.....................     (6,418)    (7,923)      (6)        -      -         -          -          -    (57,269)
                                             ------     ------   ------     -----   ----       ----     -----      -----     ------
      Net increase (decrease) in
       units resulting from policy......
       transactions.....................     16,111     24,723       21         -      -         -          -          -    115,379
                                             ------     ------   ------     -----   ----       ----     -----      -----    -------
Units outstanding at December 31, 1995..     22,210     31,471       21         -      -         -          -          -    462,413
                                             ======     ======   ======     =====   ====       ====     =====      =====    =======

Policy transactions:
 Purchase payments......................     20,769     28,048       39        54      -         -          -          -    282,146
 Transfers between funds................     24,526      9,880   30,441     4,297    391         -      4,953      8,284     (2,628)
 Surrenders and terminations............       (952)    (1,089)       -         6      -         -          -          -    (14,699)
 Policy loan transactions...............       (251)      (718)       -         -      -         -          -          -     (5,979)
 Other transactions.....................     (7,042)    (9,435)    (169)      (19)     -         -          -         (4)   (52,587)
                                             -------     -----   ------     -----   ----       ----     -----      -----     ------
      Net increase (decrease) in
       units resulting from policy
       transactions.....................     37,050     26,686   30,311     4,338    391         -      4,953      8,280    206,253
                                             ------     ------   ------     -----   ----       ----     -----      -----    -------
Units outstanding at December 31, 1996..     59,260     58,157   30,332     4,338    391         -      4,953      8,280    668,666
                                             ======     ======   ======     =====   ====       ====     =====      =====    =======


ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
================================================================================
Notes to Financial Statements (cont.)
December 31, 1996

6. Unit Values

A summary of unit values and units outstanding for variable life contracts and the expense ratios, including expenses of the underlying funds, for each of the five years in the period ended December 31, 1996 follows.

                                                                                                                Ratio of Expenses
                                                                                                                   to Average
                                                                  Units Outstanding  Unit Value    Net Assets      Net Assets*
                                                                  -----------------  ----------    ----------      -----------
Money Market Fund
December 31,
 1996...........................................................         46,930       $15.550      $ 729,749           1.18%
 1995...........................................................         45,768        14.898        681,852           1.15
 1994...........................................................         37,381        14.194        530,565           1.21
 1993...........................................................         22,430        13.773        308,920           1.41
 1992...........................................................         26,464        13.532        358,105           1.44

Growth and Income Fund
December 31,
 1996...........................................................         54,351        31.393      1,706,254           1.25
 1995...........................................................         38,021        27.700      1,053,166           1.27
 1994...........................................................         29,795        21.010        625,982           1.29
 1993...........................................................         29,140        21.604        629,549           1.33
 1992...........................................................         36,756        19.733        725,302           1.37

Precious Metals Fund
December 31,
 1996...........................................................          8,152        15.704        128,017           1.40
 1995...........................................................         10,831        15.214        164,784           1.41
 1994...........................................................         13,441        14.977        201,295           1.43
 1993...........................................................          7,933        15.396        122,135           1.43
 1992...........................................................         16,401         9.967        163,472           1.44

High Income Fund
December 31,
 1996...........................................................         84,503        22.188      1,874,953           1.29
 1995...........................................................         65,333        19.628      1,282,342           1.31
 1994...........................................................         63,380        16.512      1,046,519           1.35
 1993...........................................................         65,065        17.020      1,107,418           1.39
 1992...........................................................         65,825        14.815        975,210           1.43

Real Estate Securities Fund
December 31,
 1996...........................................................         12,678        27.568        349,516           1.32
 1995...........................................................          7,628        20.913        159,525           1.34
 1994...........................................................          4,368        17.928         78,309           1.37
 1993...........................................................          3,265        17.556         57,318           1.42
 1992...........................................................          3,450        14.862         51,275           1.44

U.S. Government Securities Fund
December 31,
 1996...........................................................         45,204        20.532        928,142           1.26
 1995...........................................................         32,402        19.966        646,949           1.27
 1994...........................................................         31,714        16.840        534,051           1.28
 1993...........................................................         38,612        17.775        686,329           1.29
 1992...........................................................         39,596        16.324        646,356           1.34


ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
================================================================================
Notes to Financial Statements (cont.)
December 31, 1996

6. Unit Values (cont.)

                                                                                                                Ratio of Expenses
                                                                                                                   to Average
                                                                  Units Outstanding  Unit Value    Net Assets      Net Assets*
                                                                  -----------------  ----------    ----------      -----------
Utility Equity Fund
December 31,
 1996...........................................................         54,519       $24.816     $1,352,938           1.25%
 1995...........................................................         66,198        23.353      1,545,922           1.25
 1994...........................................................         59,969        17.912      1,074,173           1.27
 1993...........................................................         66,241        20.406      1,351,721           1.26
 1992...........................................................         72,790        18.600      1,353,865           1.30

Zero Coupon Fund - 1995
December 31,
 1995 1.........................................................         10,963        18.957        207,834           1.15+
 1994...........................................................         14,325        17.823        255,331           1.15
 1993...........................................................         14,511        17.832        258,760           1.11
 1992...........................................................         14,686        16.719        245,536           1.00

Zero Coupon Fund - 2000
December 31,
 1996...........................................................         14,687        23.880        350,723           1.15
 1995...........................................................         14,874        23.491        349,422           1.15
 1994...........................................................         14,594        19.614        286,240           1.15
 1993...........................................................         15,249        21.191        323,131           1.12
 1992...........................................................         15,439        18.380        283,774           1.00

Zero Coupon Fund - 2005
December 31,
 1996...........................................................         14,331        26.888        385,323           1.15
 1995...........................................................         12,382        27.229        337,160           1.15
 1994...........................................................         12,559        20.821        261,513           1.15
 1993...........................................................         16,042        23.198        372,147           1.12
 1992...........................................................         17,524        19.121        335,065           1.00

Zero Coupon Fund - 2010
December 31,
 1996...........................................................         11,896        29.931        356,054           1.15
 1995...........................................................          3,735        30.991        115,736           1.15
 1994...........................................................          3,804        21.866         83,178           1.15
 1993...........................................................          7,408        24.745        183,310           1.00
 1992...........................................................          3,968        19.877         78,869           1.00

Templeton Global Income Securities Fund
December 31,
 1996...........................................................          7,756        16.700        129,516           1.36
 1995...........................................................          5,801        15.347         89,028           1.39
 1994...........................................................          3,175        13.483         42,818           1.46
 1993...........................................................          1,537        14.297         21,976           1.48
 1992...........................................................          1,562        12.346         19,280           1.42

Investment Grade Intermediate Bond Fund
December 31,
 1996 2.........................................................          4,699        15.617         73,376           1.35+
 1995...........................................................          4,259        15.260         64,990           1.36
 1994...........................................................          6,002        13.978         83,891           1.38
 1993...........................................................            582        14.017          8,158           1.41
 1992...........................................................            588        13.009          7,652           1.43


ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
================================================================================
Notes to Financial Statements (cont.)
December 31, 1996

6. Unit Values (cont.)

                                                                                                                Ratio of Expenses
                                                                                                                   to Average
                                                                  Units Outstanding  Unit Value    Net Assets      Net Assets*
                                                                  -----------------  ----------    ----------      -----------
Income Securities Fund
December 31,
 1996...........................................................         39,985       $21.747      $ 869,551           1.25%
 1995...........................................................         26,614        19.691        524,066           1.26
 1994...........................................................         10,514        16.208        170,404           1.29
 1993...........................................................          2,104        17.423         36,655           1.31
 1992...........................................................          1,598        14.799         23,648           1.42

Adjustable U.S. Government Fund
December 31,
 1996 2.........................................................         18,047        12.873        232,322           1.34+
 1995...........................................................          2,013        12.352         24,865           1.34
 1994...........................................................            654        11.374          7,427           1.32
 1993...........................................................            403        11.481          4,622           1.33
 1992...........................................................            410        11.170          4,577           1.35

Templeton Pacific Growth Fund
December 31,
 1996...........................................................         27,810        15.412        428,593           1.74
 1995...........................................................         21,322        13.977        298,014           1.76
 1994...........................................................         12,635        13.042        164,784           1.82
 1993...........................................................          9,924        14.407        142,972           1.89
 1992 3.........................................................            586         9.816          5,750           2.06+

Rising Dividends Fund
December 31,
 1996...........................................................         19,304        15.795        304,911           1.51
 1995...........................................................         10,700        12.816        137,129           1.53
 1994...........................................................          4,474         9.952         44,527           1.55
 1993...........................................................          3,576        10.453         37,377           1.54
 1992 3.........................................................          1,899        10.909         20,717           1.42+

Templeton International Equity Fund
December 31,
 1996...........................................................         60,849        16.598      1,010,009           1.64
 1995...........................................................         40,830        13.600        555,276           1.67
 1994...........................................................         11,403        12.390        141,293           1.74
 1993...........................................................          1,368        12.375         16,931           1.87
 1992 3.........................................................              -         9.697              -           2.52+

Templeton Developing Markets Equity Fund
December 31,
 1996...........................................................         59,260        11.292        669,146           2.24
 1995...........................................................         22,210         9.357        207,819           2.16
 1994 4.........................................................          6,099         9.173         55,951           2.28+

Templeton Global Growth Fund
December 31,
 1996...........................................................         58,157        13.324        774,892           1.68
 1995...........................................................         31,471        11.069        348,359           1.72
 1994 4.........................................................          6,748         9.894         66,760           1.89+

Templeton Global Asset Allocation Fund
December 31,
 1996...........................................................         30,332        12.651        383,721           1.61
 1995 5.........................................................             21        10.637            220           1.65+


ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
================================================================================
Notes to Financial Statements (cont.)
December 31, 1996

6. Unit Values (cont.)

                                                                                                                Ratio of Expenses
                                                                                                                   to Average
                                                                  Units Outstanding  Unit Value    Net Assets      Net Assets*
                                                                  -----------------  ----------    ----------     ------------
Small Cap Fund
December 31,
 1996...........................................................          4,338       $13.011       $ 56,436           1.52%
 1995 6.........................................................              -        10.157              -           1.65+

Capital Growth Fund
December 31,
 1996 7.........................................................            391        11.303          4,418           1.52+

Templeton International Smaller Companies Fund
December 31,
 1996 7.........................................................              -        11.194              -           1.53+

Mutual Discovery Securities Fund
December 31,
 1996 8.........................................................          4,953        10.190         50,468           2.12+

Mutual Shares Securities Fund
December 31,
 1996 8.........................................................          8,280        10.339         85,606           1.75+

*For the year ended December 31, including the effect of the expenses of the underlying  funds.
+Annualized.
1Period from January 1, 1995 to December 15, 1995 (fund closure).
2Period from January 1, 1996 to October 25, 1996 (fund closure).
3Period from January 27, 1992 (fund commencement) to December 31, 1992. 4Period from July 1, 1994 (fund commencement) to December 31, 1994.
5Period from May 1, 1995 (fund commencement) to December 31, 1995.
6Period from November 1, 1995 (fund commencement) to December 31, 1995. 7Period from May 1, 1996 (fund commencement) to December 31, 1996.
8Period from November 8, 1996 (fund commencement) to December 31, 1996.





                             ALLIANZ LIFE INSURANCE
                            COMPANY OF NORTH AMERICA
                                AND SUBSIDIARIES

                        Consolidated Financial Statements


                           December 31, 1996 and 1995

KPMG Peat Marwick LLP
4200 Norwest Center
90 South Seventh Street
Minneapolis, MN  55402







                          Independent Auditors' Report




The Board of Directors
Allianz Life Insurance Company of North America:


We have audited the accompanying consolidated balance sheets of Allianz Life Insurance Company of North America (a wholly owned subsidiary of Allianz of America, Inc.) and subsidiaries as of December 31, 1996 and 1995, and the related consolidated statements of income, stockholder's equity and cash flows for each of the years in the three-year period ended December 31, 1996. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the consolidated financial position of Allianz Life Insurance Company of North America and subsidiaries as of December 31, 1996 and 1995, and the results of their operations, changes in stockholder's equity and cash flows for each of the years in the three-year period ended December 31, 1996, in conformity with generally accepted accounting principles.

In 1994, as discussed in note 1 to the consolidated financial statements, the Company adopted the provisions of the Financial Accounting Standards Board's Statement of Financial Accounting Standards No. 115, Accounting for Certain Investments in Debt and Equity Securities.

                                           KPMG Peat Marwick LLP


February 4, 1997

        ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND SUBSIDIARIES

                           Consolidated Balance Sheets

                           December 31, 1996 and 1995
                                 (in thousands)

               Assets                                                         1996                    1995
---------------------------------------------------------------------------------------------------------------------
Investments:
  Fixed maturities, at market                                         $   2,768,306               2,549,598
  Equity securities, at market                                              327,834                 254,458
  Mortgage loans on real estate                                             245,559                 203,128
  Real estate, at cost                                                       34,129                   8,806
  Investment in real estate partnerships, at equity                          10,695                  11,975
  Certificates of deposit and short-term securities                         204,972                  31,501
  Policy loans                                                              103,708                 104,184
  Other long-term investments                                                   124                     650
---------------------------------------------------------------------------------------------------------------------
                     Total investments                                    3,695,327               3,164,300


Cash                                                                         37,992                  36,449
Accrued investment income                                                    36,130                  36,858
Receivables (net of allowance for uncollectible
  accounts of $4,630 in 1996 and $7,697 in 1995)                            155,278                 124,700
Reinsurance receivable:
  Funds held on deposit                                                   1,101,716               1,060,566
  Recoverable on future policy benefit reserves                              48,909                  43,248
  Recoverable on unpaid claims                                              142,199                 109,075
  Receivable on paid claims                                                  18,240                  22,172
Prepaid insurance premiums                                                    4,840                   4,078
Home office property and equipment (net of accumulated
  depreciation of $20,090 in 1996 and $21,256 in 1995)                        9,590                   8,790
Deferred acquisition costs                                                  863,338                 826,994
Federal income tax recoverable                                               12,455                   3,947
Other assets                                                                 11,622                  11,048
---------------------------------------------------------------------------------------------------------------------
                     Assets, exclusive of separate account assets         6,137,636               5,452,225


Separate account assets                                                   9,520,561               8,402,003

---------------------------------------------------------------------------------------------------------------------
                     Total assets                                     $  15,658,197              13,854,228
=====================================================================================================================

See accompanying notes to consolidated financial statements.

        ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND SUBSIDIARIES

                     Consolidated Balance Sheets, continued

                           December 31, 1996 and 1995
                                 (in thousands)

                                                                              1996                    1995
---------------------------------------------------------------------------------------------------------------------
Liabilities:
  Future policy benefit reserves:
    Life                                                             $    1,204,633               1,088,964
    Annuity                                                               2,879,221               2,601,943
  Policy and contract claims                                                438,824                 371,898
  Unearned premiums                                                          32,176                  34,181
  Reinsurance payable                                                        96,857                  72,838
  Deferred income taxes                                                     150,760                 140,174
  Accrued expenses                                                           84,254                  66,779
  Commissions due and accrued                                                37,103                  22,979
  Other policyholder funds                                                   52,267                  82,138
  Other liabilities                                                         147,364                  19,137
---------------------------------------------------------------------------------------------------------------------
            Liabilities, exclusive of separate account liabilities        5,123,459               4,501,031

  Separate account liabilities                                            9,520,561               8,402,003

---------------------------------------------------------------------------------------------------------------------
                     Total liabilities                                   14,644,020              12,903,034
---------------------------------------------------------------------------------------------------------------------


Stockholder's equity:
  Common stock, $1 par value, 20 million shares
     authorized, issued and outstanding                                      20,000                  20,000
  Preferred stock, $1 par value, cumulative,
     200 million shares authorized, 25 million shares
     issued and outstanding                                                  25,000                  25,000
  Additional paid-in capital                                                407,088                 407,088
  Net unrealized gain on investments
     net of deferred federal income taxes                                   102,637                 139,204
  Net unrealized Canadian currency loss                                      (3,473)                 (3,455)
  Retained earnings                                                         462,925                 363,357
---------------------------------------------------------------------------------------------------------------------
                     Total stockholder's equity                           1,014,177                 951,194

Commitments and contingencies (notes 6 and 11)
---------------------------------------------------------------------------------------------------------------------

            Total liabilities and stockholder's equity               $   15,658,197              13,854,228
=====================================================================================================================

See accompanying notes to consolidated financial statements.

        ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND SUBSIDIARIES

                        Consolidated Statements of Income

                  Years ended December 31, 1996, 1995 and 1994
                                 (in thousands)

                                                                    1996                        1995                      1994
----------------------------------------------------------------------------------------------------------------------------------
Revenue:
  Life insurance premiums                                 $       284,084                     257,647                   234,295
  Other life policy considerations                                 85,747                      93,158                    92,254
  Annuity considerations                                          170,656                     147,112                   120,240
  Accident and health premiums                                    603,230                     527,059                   547,508
----------------------------------------------------------------------------------------------------------------------------------
                     Total premiums and considerations          1,143,717                   1,024,976                   994,297

  Premiums ceded                                                  277,163                     223,226                   244,208
----------------------------------------------------------------------------------------------------------------------------------
                     Net premiums and considerations              866,554                     801,750                   750,089

  Investment income, net                                          222,622                     201,158                   181,291
  Realized investment gains, net                                   28,561                      29,202                       829
  Other                                                             6,193                      10,140                    12,703
----------------------------------------------------------------------------------------------------------------------------------
                     Total revenue                              1,123,930                   1,042,250                   944,912
----------------------------------------------------------------------------------------------------------------------------------

Benefits and expenses:
  Life insurance benefits                                         281,441                     268,163                   254,326
  Annuity benefits                                                153,238                     145,636                   131,793
  Accident and health insurance benefits                          434,793                     374,743                   379,122
----------------------------------------------------------------------------------------------------------------------------------
                     Total benefits                               869,472                     788,542                   765,241

  Benefit recoveries                                              249,552                     210,702                   212,144
----------------------------------------------------------------------------------------------------------------------------------
                     Net benefits                                 619,920                     577,840                   553,097

  Commissions and other agent compensation                        267,714                     233,939                   313,715
  General and administrative expenses                              99,018                     115,419                   111,116
  Taxes, licenses and fees                                         19,959                      17,672                    22,514
  Increase in deferred acquisition costs, net                     (36,344)                    (28,552)                 (132,090)
  Minority interest in income of consolidated
    subsidiary                                                          0                         (30)                      (66)
----------------------------------------------------------------------------------------------------------------------------------
                     Total benefits and expenses                  970,267                     916,288                   868,286
----------------------------------------------------------------------------------------------------------------------------------

            Income from operations before income taxes            153,663                     125,962                    76,626
----------------------------------------------------------------------------------------------------------------------------------

Income tax expense:
  Current                                                          21,936                      12,993                     5,098
  Deferred                                                         30,559                      25,772                    16,053
----------------------------------------------------------------------------------------------------------------------------------
                     Total income tax expense                      52,495                      38,765                    21,151
----------------------------------------------------------------------------------------------------------------------------------


                     Net income                           $       101,168                      87,197                    55,475
==================================================================================================================================

See accompanying notes to consolidated financial statements.

        ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND SUBSIDIARIES

                 Consolidated Statements of Stockholder's Equity

                  Years ended December 31, 1996, 1995 and 1994
                                 (in thousands)

                                                                    1996                        1995                      1994
----------------------------------------------------------------------------------------------------------------------------------
Common stock:
  Balance at beginning and end of year                    $        20,000                      20,000                    20,000
----------------------------------------------------------------------------------------------------------------------------------

Preferred Stock:
  Balance at beginning of year                                     25,000                      40,000                         0
  Issuance of stock during the year                                     0                           0                    40,000
  Redemption of stock during the year                                   0                     (15,000)                        0
----------------------------------------------------------------------------------------------------------------------------------
  Balance at end of year                                           25,000                      25,000                    40,000
----------------------------------------------------------------------------------------------------------------------------------

Additional paid-in capital:
  Balance at beginning of year                                    407,088                     406,494                   401,304
  Additional contribution from parent                                   0                         594                     5,190
----------------------------------------------------------------------------------------------------------------------------------
  Balance at end of year                                          407,088                     407,088                   406,494
----------------------------------------------------------------------------------------------------------------------------------

Net unrealized gain (loss) on investments:
  Balance at beginning of year                                    139,204                     (62,073)                    9,071
  Cumulative effect of implementation of Statement
     No. 115, net of deferred federal income taxes                      0                           0                    74,866
  Net unrealized gain on securities transferred
     from held-to-maturity to available-for-sale
     classification, net of deferred federal income taxes               0                       1,789                         0
  Net unrealized gain (loss) during the year,
     net of deferred federal income taxes                         (36,567)                    199,488                  (146,010)
----------------------------------------------------------------------------------------------------------------------------------
  Balance at end of year                                          102,637                     139,204                   (62,073)
----------------------------------------------------------------------------------------------------------------------------------
Net unrealized Canadian currency loss:
  Balance at beginning of year                                     (3,455)                     (3,787)                   (2,708)
  Net unrealized gain (loss) during the year,
     net of deferred federal income taxes                             (18)                        332                    (1,079)
----------------------------------------------------------------------------------------------------------------------------------
  Balance at end of year                                           (3,473)                     (3,455)                   (3,787)
----------------------------------------------------------------------------------------------------------------------------------

Retained earnings:
  Balance at beginning of year                                    363,357                     278,811                   223,749
  Net income                                                      101,168                      87,197                    55,475
  Cash dividend to stockholder                                     (1,600)                     (2,651)                     (413)
----------------------------------------------------------------------------------------------------------------------------------
  Balance at end of year                                          462,925                     363,357                   278,811
----------------------------------------------------------------------------------------------------------------------------------

       Total stockholder's equity                         $     1,014,177                     951,194                   679,445
==================================================================================================================================

See accompanying notes to consolidated financial statements.

        ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND SUBSIDIARIES

                      Consolidated Statements of Cash Flows

                        December 31, 1996, 1995 and 1994
                                 (in thousands)

                                                               1996           1995          1994
-----------------------------------------------------------------------------------------------------------
Cash flows used in operating activities:
  Net income                                              $  101,168         87,197        55,475
-----------------------------------------------------------------------------------------------------------

    Adjustments to reconcile net income to net
      cash used in operating activities:
        Realized gains on investments                        (28,561)       (29,202)         (829)
        Deferred federal income tax expense                   30,559         25,772        16,053
        Charges to policy account balances                   (84,069)      (120,254)     (125,488)
        Interest credited to policy account balances         166,766        169,151       150,490
        Change in:
          Accrued investment income                              728         (2,072)         (764)
          Receivables                                        (30,578)       (13,300)       12,040
          Reinsurance receivables                           (119,384)      (190,953)      (93,453)
          Deferred acquisition costs                         (36,344)       (28,552)     (132,090)
          Future policy benefit reserves                      76,478         66,932        20,791
          Policy and contract claims
            and other policyholder funds                      37,055         25,116        25,072
          Unearned premiums                                   (2,005)        (6,195)       (1,194)
          Reinsurance payable                                 24,019         (8,669)       19,779
          Current tax recoverable                             (8,508)          (153)       (6,255)
          Accrued expenses and other liabilities              15,506         17,365         7,556
          Commissions due and accrued                         14,124         (1,211)        3,316
        Depreciation and amortization                        (25,874)       (23,391)      (11,498)
        Other, net                                            (1,568)           916           (86)
-----------------------------------------------------------------------------------------------------------
               Total adjustments                              28,344       (118,700)     (116,560)
-----------------------------------------------------------------------------------------------------------

               Net cash used in operating activities         129,512        (31,503)      (61,085)
-----------------------------------------------------------------------------------------------------------

See accompanying notes to consolidated financial statements.

        ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND SUBSIDIARIES

                Consolidated Statements of Cash Flows, continued

                        December 31, 1996, 1995 and 1994
                                 (in thousands)
                                                                    1996                1995               1994
------------------------------------------------------------------------------------------------------------------------
Cash flows used in operating activities                           129,512             (31,503)           (61,085)

Cash flows used in investing activities:
  Purchase of fixed maturities, at market                   $  (1,324,676)         (1,533,290)          (928,532)
  Purchase of equity securities                                  (137,304)           (166,701)          (145,267)
  Purchase of real estate                                         (26,980)                  0                  0
  Funding of mortgage loans                                       (70,265)            (66,301)           (64,808)
  Sale of fixed maturities, at market                           1,043,748           1,242,988            791,659
  Matured or redeemed fixed maturities, at amortized cost               0               7,022              4,342
  Matured fixed maturities, at market                               2,711              38,991             32,508
  Sale of equity securities                                       122,788              97,619            150,347
  Sale of real estate                                               4,324                   0                  0
  Repayment of mortgage loans                                      23,317              25,563             28,206
  Purchase of minority interest's shares in subsidiary                  0              (7,903)                 0
  Net change in certificates of deposit and
    short-term securities                                        (173,471)            123,806            (96,344)
  Change in liability related to
    reverse repurchase transactions                               130,196             (58,150)            58,150
  Other                                                             2,090              (2,851)            (6,699)
------------------------------------------------------------------------------------------------------------------------

           Net cash used in investing activities                 (403,522)           (299,207)          (176,438)
------------------------------------------------------------------------------------------------------------------------


Cash flows used in financing activities:
  Policyholders' deposits to account balances               $     592,670             553,699            526,918
  Policyholders' withdrawals from account balances               (368,490)           (291,102)          (235,309)
  Change in assets held under reinsurance agreements               52,973              36,354            (59,349)
  Net change in mortgage notes payable                                  0              (1,049)               (39)
  Additional paid-in capital from parent                                0                 594              5,190
  Preferred stock transactions                                          0             (15,000)            40,000
  Cash dividends paid                                              (1,600)             (2,651)              (413)
------------------------------------------------------------------------------------------------------------------------

           Net cash used in financing activities                  275,553             280,845            276,998
------------------------------------------------------------------------------------------------------------------------

           Net change in cash                                       1,543             (49,865)            39,475

Cash at beginning of year                                          36,449              86,314             46,839
------------------------------------------------------------------------------------------------------------------------

Cash at end of year                                         $      37,992              36,449             86,314
========================================================================================================================

See accompanying notes to consolidated financial statements.

        ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 1996, 1995 and 1994
                                 (in thousands)

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Allianz Life Insurance Company of North America (the Company) is a wholly owned subsidiary of Allianz of America, Inc. (AZOA), a majority-owned subsidiary of Allianz A.G. Holding, a Federal Republic of Germany company.

The Company is a life insurance company which is licensed to sell both group and individual life, annuity and accident and health policies in the United States, Canada and several U.S. territories. Based on 1996 gross premium volume, 14%, 64% and 22% of the Company's business is life, annuity and accident and health, respectively. The Company's primary distribution channels are through strategic alliances with other insurance companies and third party marketing organizations. The Company has a significant relationship with a mutual fund company and its broker/dealer network related to sales of its variable life and variable annuity products and another significant administration, marketing and reinsurance relationship with an unrelated insurance company.

Following is a summary of the significant accounting policies reflected in the accompanying consolidated financial statements.

BASIS OF PRESENTATION

The consolidated financial statements have been prepared in accordance with generally accepted accounting principles (GAAP) which vary in certain respects from accounting rules prescribed or permitted by state insurance regulatory authorities. The accounts of the Company's major subsidiary, Preferred Life Insurance Company of New York and other less significant subsidiaries have been consolidated. All significant intercompany balances and transactions have been eliminated in consolidation.

The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect reported assets and liabilities including reporting or disclosure of contingent assets and liabilities as of the balance sheet date and the reported amounts of revenues and expenses during the reporting period. Actual results could vary significantly from management's estimates.

RECOGNITION  OF  TRADITIONAL  LIFE,  GROUP  LIFE AND GROUP  ACCIDENT  AND HEALTH
REVENUE

Traditional life products include products with guaranteed premiums and benefits and consist principally of whole life and term insurance policies, limited payment contracts and certain annuity products with life contingencies.

Premiums on traditional life and group life products are recognized as income when due. Group accident and health premiums are recognized as earned on a pro rata basis over the risk coverage periods. Benefits and expenses for traditional and group products are matched with earned premiums so that profits are recognized over the premium paying periods of the contracts. This matching is accomplished by establishing provisions for future policy benefits and policy and contract claims, and deferring and amortizing related policy acquisition costs.

        ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND SUBSIDIARIES

                        December 31, 1996, 1995 and 1994
                                 (in thousands)

RECOGNITION OF NONTRADITIONAL AND VARIABLE LIFE AND ANNUITY REVENUE

Nontraditional and variable life insurance and interest sensitive contracts that have significant mortality or morbidity risk are accounted for in accordance with the retrospective deposit method. Interest sensitive contracts that do not have significant mortality or morbidity risk are accounted for in a manner consistent with interest bearing financial instruments. For both types of contracts, premium receipts are reported as deposits to the contractholder's account while revenues consist of amounts assessed against contractholders including surrender charges and earned administrative service fees. Mortality or morbidity charges are also accounted for as revenue on those contracts containing mortality or morbidity risk. Benefits consist of interest credited to contractholder's accounts and claims or benefits incurred in excess of the contractholder's balance.

DEFERRED ACQUISTION COSTS

Acquisition costs, consisting of commissions and other costs which vary with and are primarily related to production of new business, are deferred. For traditional life and group life products, such costs are amortized over the revenue-producing period of the related policies using the same actuarial assumptions used in computing future policy benefit reserves. Acquisition costs for accident and health insurance policies are deferred and amortized over the lives of the policies in the same manner as premiums are earned. For interest sensitive products, acquisition costs are amortized in relation to the present value of expected future gross profits from investment margins and mortality, morbidity and expense charges. Deferred acquisition costs amortized during 1996, 1995 and 1994 were $137,618, $117,782 and $108,676, respectively.

FUTURE POLICY BENEFIT RESERVES

Future policy benefit reserves on traditional life products are computed by the net level premium method based upon estimated future investment yield, mortality and withdrawal assumptions, commensurate with the Company's experience, modified as necessary to reflect anticipated trends, including possible unfavorable deviations. Most life reserve interest assumptions are graded from 9% to 5.5%.

Future policy benefit reserves for interest sensitive products are generally carried at accumulated contract values. Reserves on some deferred annuity contracts are computed based on contractholder cash value accumulations, adjusted for mortality, withdrawal and interest margin assumptions.

Fair values of investment contracts, which include deferred annuities and other annuities without significant mortality risk, were determined by testing amounts payable on demand against discounted cash flows using interest rates commensurate with the risks involved. Fair values are based on the amount payable on demand at December 31, 1996 and 1995.

POLICY AND CONTRACT CLAIMS

Policy and contract claims represent an estimate of claims and claim adjustment expenses that have been reported but not yet paid and incurred but not yet reported as of December 31.

REINSURANCE

Insurance liabilities are reported before the effects of reinsurance. Amounts paid or deemed to have been paid for claims covered by reinsurance contracts are recorded as reinsurance receivable. Reinsurance receivables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts.

        ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND SUBSIDIARIES

                        December 31, 1996, 1995 and 1994
                                 (in thousands)
INVESTMENTS

On January 1, 1994, the Company adopted Statement of Financial Accounting Standards (SFAS) No. 115, Accounting for Certain Investments in Debt and Equity Securities which addresses the accounting and reporting for investments in equity securities that have readily determinable fair values and for all investments in debt securities. Those investments are classified in one of three categories. Debt securities that the Company has the positive intent and ability to hold to maturity are classified as "held-to-maturity securities" and reported at amortized cost. Debt and equity securities bought and held principally for the purpose of selling them in the near term are classified as "trading securities" and reported at fair value, with unrealized gains and losses included in earnings. Debt and equity securities not classified as either "held-to-maturity securities" or "trading securities" are classified as "available-for-sale securities" and reported at fair value, with unrealized gains and losses reported as a separate component of stockholders' equity, net of deferred taxes. At January 1, 1994, the Company classified the majority of its investment portfolio as "available-for-sale securities" with a limited number of securities classified as "held-to-maturity".

At December 31, 1995, the Company transferred all of its securities with an amortized cost of $83,357 classified as "held-to-maturity' to the "available-for-sale" classifications as provided in the Financial Accounting Standards Board (FASB) Special Report on the implementation of SFAS No. 115. The effect of this transfer was an increase in stockholder's equity of $1,789. All of the Company's investment portfolio is classified as "available-for-sale" at December 31, 1996 and 1995.

Short-term investments are carried at amortized cost which approximates market. Policy loans are reflected at their unpaid principal balances. Mortgage loans are reflected at unpaid principal balances adjusted for premium and discount amortization and an allowance for uncollectible balances. During 1995, the Company adopted SFAS No. 114, Accounting by Creditors for Impairment of a Loan and SFAS No. 118, Accounting by Creditors for Impairment of a Loan-Income Recognition and Disclosures. SFAS No. 114 addresses accounting by creditors for impairment of certain loans. It requires that impaired loans within the scope of the Statement be measured based on the present value of expected future cash flows discounted at the loan's effective interest rate or, alternatively, at the loan's observable market price of the fair value of supporting collateral. The Company analyzes loan impairment at least once a year when assessing the adequacy of the allowance for possible credit losses. SFAS No. 118 permits existing income recognition practices to continue. The Company does not accrue interest on impaired loans and accounts for interest income on a cash basis. The adoption of these Statements did not have a material impact on the Company's net income or financial position.

Investments in real estate are reflected at the lower of cost or market value. Real estate occupied by the Company is reflected at cost, less accumulated depreciation. Investments in real estate, exclusive of land, are being depreciated on a straight-line basis over estimated useful lives ranging from 3 to 30 years.

Realized gains and losses are computed based on the specific identification method.

As of December 31, 1996 and 1995,  investments with a carrying value of $102,361
and  $37,879,  respectively,   were  held  on  deposit  with  various  insurance
departments and in other trusts as required by statutory regulations.

The fair values of invested assets, excluding investments in real estate, are deemed by management to approximate their estimated market values. The fair value of mortgage loans has been calculated using discounted cash flows and is based on pertinent information available to management as of year end. Policy loan balances which are supported by the underlying cash value of the policies approximate fair value. Changes in market conditions subsequent to year end may cause estimates of fair values to differ from the amounts presented herein.

        ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND SUBSIDIARIES

                        December 31, 1996, 1995 and 1994
                                 (in thousands)

INCOME TAXES

Deferred  tax  assets  and   liabilities  are  recognized  for  the  future  tax
consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

SEPARATE ACCOUNTS

Separate accounts represent funds for which investment income and investment gains and losses accrue directly to the policyholders and contractholders. Each account has specific investment objectives and the assets are carried at market value. The assets of each account are legally segregated and are not subject to claims which arise out of any other business of the Company.

Fair values of separate account assets were determined using the market value of the investments held in segregated fund accounts. Fair values of separate account liabilities were determined using the cash surrender values of the policyholder's and contractholder's account.

RECEIVABLES

Receivable balances approximate estimated fair values. This is based on pertinent information available to management as of year end including the financial condition and credit worthiness of the parties underlying the receivables. Changes in market conditions subsequent to year end may cause estimates of fair values to differ from the amounts presented herein.

ACCOUNTING CHANGES

In 1996, the Company adopted SFAS No. 121, Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to Be Disposed Of, which requires impairment losses to be recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount. SFAS No. 121 also addresses the accounting for long-lived assets that are expected to be disposed of by a company. No adjustments were made to the consolidated financial statements upon adoption of this pronouncement.

ACCOUNTING PRONOUNCEMENTS TO BE ADOPTED

In June 1996, the FASB issued SFAS No. 125, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities, which provides accounting and reporting standards for transfers and servicing of financial assets and extinguishments of liabilities. In December 1996, the FASB issued SFAS No. 127, Deferral of the Effective Date of Certain Provisions of FASB Statement No. 125, which defers the effective date of certain paragraphs of SFAS No. 125 that are applicable to the Company. The Statements which address transfers and servicing of financial assets and extinguishments of liabilities occurring after December 31, 1996, is to be applied prospectively. Earlier or retroactive application is not permitted. As a result of SFAS No. 127, the Company will adopt SFAS No. 125 at January 1, 1998. Adoption of these pronouncements is not expected to have a significant impact on the consolidated financial statements.

RECLASSIFICATIONS

Certain  1995   balances  have  been   reclassified   to  conform  to  the  1996
presentation.

        ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND SUBSIDIARIES

                        December 31, 1996, 1995 and 1994
                                 (in thousands)


(2)  INVESTMENTS


     Investments at December 31, 1996 consist of:

                                                                                              Amount
                                          Amortized                  Estimated               shown on
                                            cost                        fair                  balance
                                           or cost                     value                   sheet
--------------------------------------------------------------------------------------------------------
Fixed maturities:
  U.S. Government                      $    620,236                    645,264                645,264
  States and political subdivisions             419                        424                    424
  Foreign government                        304,589                    309,394                309,394
  Public utilities                            6,466                      7,041                  7,041
  Corporate securities                    1,025,189                  1,040,322              1,040,322
  Mortgage backed securities                669,181                    687,054                687,054
  Collateralized mortgage obligations        78,331                     78,807                 78,807
--------------------------------------------------------------------------------------------------------

     Total fixed maturities            $  2,704,411                  2,768,306              2,768,306
--------------------------------------------------------------------------------------------------------

Equity securities:
  Common stocks:
     Public utilities                         4,941                      5,087                  5,087
     Banks, trusts and insurance
       companies                              8,132                     10,528                 10,528
     Industrial and miscellaneous           211,520                    301,691                301,691
  Nonredeemable preferred stocks              9,496                     10,528                 10,528
--------------------------------------------------------------------------------------------------------

     Total equity securities           $    234,089                    327,834                327,834
--------------------------------------------------------------------------------------------------------

Other investments:
  Mortgage loans on real estate             245,559                  XXXXXXXXX                245,559
  Real estate:
    Investment properties                    34,129                  XXXXXXXXX                 34,129
    Partnerships                             10,695                  XXXXXXXXX                 10,695
  Certificates of deposit and
    short term securities                   204,972                  XXXXXXXXX                204,972
  Policy loans                              103,708                  XXXXXXXXX                103,708
  Other long term investments                   124                  XXXXXXXXX                    124
--------------------------------------------------------------------------------------------------------

     Total other investments           $    599,187                  XXXXXXXXX                599,187
--------------------------------------------------------------------------------------------------------

     Total investments                 $  3,537,687                  XXXXXXXXX              3,695,327
========================================================================================================

        ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND SUBSIDIARIES

                        December 31, 1996, 1995 and 1994
                                 (in thousands)

At December 31, 1996 and 1995, the amortized cost, gross unrealized gains, gross unrealized losses and estimated fair values of available-for-sale securities are as follows:

                                         Amortized       Gross         Gross       Estimated
                                           cost        unrealized    unrealized      fair
                                          or cost         gains        losses        value
---------------------------------------------------------------------------------------------------

1996:
  U.S. Government                          620,236        25,954         926        645,264
  States and political subdivisions            419             5           0            424
  Foreign government                       304,589         6,090       1,285        309,394
  Public utilities                           6,466           575           0          7,041
  Corporate securities                   1,025,189        24,137       9,004      1,040,322
  Mortgage backed securities               669,181        18,444         571        687,054
  Collateralized mortgage obligations       78,331           995         519         78,807
---------------------------------------------------------------------------------------------------
     Total fixed maturities              2,704,411        76,200      12,305      2,768,306
  Equity securities                        234,089        98,711       4,966        327,834
---------------------------------------------------------------------------------------------------

     Total                            $  2,938,500       174,911      17,271      3,096,140
===================================================================================================

1995:
  U.S. Government                          793,311        74,482           0        867,793
  States and political subdivisions            469            12           0            481
  Foreign government                       254,457        11,613         273        265,797
  Public utilities                          32,100         4,628           0         36,728
  Corporate securities                     709,906        41,746       4,043        747,609
  Mortgage backed securities               516,538        31,644           0        548,182
  Collateralized mortgage obligations       80,949         2,751         692         83,008
---------------------------------------------------------------------------------------------------
     Total fixed maturities              2,387,730       166,876       5,008      2,549,598
  Equity securities                        201,608        61,753       8,903        254,458
---------------------------------------------------------------------------------------------------

     Total                            $  2,589,338       228,629      13,911      2,804,056
===================================================================================================

The changes in unrealized gains (losses) on fixed maturities available-for-sale securities were $(97,973), $261,471 and $(214,245) in each of the years ended December 31, 1996, 1995, 1994 and the change in unrealized losses on held-to-maturity securities was $(8,783) for the year ended December 31, 1994.

The changes in unrealized gains (losses) in equity investments, which include common stocks and nonredeemable preferred stocks, and other investments were $40,895, $48,186 and $(9,587) for the years ended December 31, 1996, 1995 and
1994, respectively.

        ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND SUBSIDIARIES

                        December 31, 1996, 1995 and 1994
                                 (in thousands)


The amortized cost and estimated fair value of fixed maturities at December 31, 1996, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                            Amortized       Estimated
                                              cost          fair value
--------------------------------------------------------------------------------
  Due in one year or less                 $     4,523           4,689
  Due after one year through five years       337,770         347,854
  Due after five years through ten years    1,261,874       1,287,172
  Due after ten years                         352,732         362,730
  Mortgage backed securities                  747,512         765,861
--------------------------------------------------------------------------------

  Totals                                  $ 2,704,411       2,768,306
================================================================================

Gross gains of $43,696, $41,962 and $26,848 and gross losses of $16,834, $14,607 and $26,805 were realized on sales of available-for-sale securities in 1996, 1995 and 1994, respectively; related taxes were $9,402, $9,574 and $715 in 1996, 1995 and 1994, respectively. Proceeds from redemptions of held-to-maturity securities during 1995 and 1994 were $7,022 and $4,342, respectively, with no gain or loss realized on the transactions.

Net realized  investment  gains (losses) for the respective years ended December
31 are summarized as follows:

                                        1996         1995         1994
--------------------------------------------------------------------------------
Fixed maturities, at market         $   8,897       21,877       (2,712)
Equity securities                      17,964        5,478        2,745
Mortgage loans                         (1,129)        (687)      (1,667)
Real estate                             3,104        2,530        2,067
Other                                    (275)           4          396
--------------------------------------------------------------------------------
    Net gains before taxes             28,561       29,202          829

Tax expense on net realized gains       9,996       10,218          352
--------------------------------------------------------------------------------

    Net gains after taxes           $  18,565       18,984          477
================================================================================

        ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND SUBSIDIARIES

                        December 31, 1996, 1995 and 1994
                                 (in thousands)


In 1995, in conjunction with an expanded marketing agreement, the Company provided an unrelated insurance company with $30,000 in exchange for a fifteen year convertible debenture paying 5% interest for the first five years with the interest rate reset annually thereafter at the one-year LIBOR plus 1%. If converted, the Company would obtain an approximate 10% equity ownership in the unrelated company. The Company has no intention of converting the debenture in the near term.

During 1996 and 1995, the Company entered into mortgage backed security reverse repurchase transactions ("dollar rolls") with certain securities dealers. Under this program, the Company sells certain securities for delivery in the current month and simultaneously contracts with the same dealer to repurchase similar, but not identical, securities on a specified future date. The Company gives up the right to receive principal and interest on the securities sold. As of December 31, 1996, mortgage backed securities underlying the agreements were carried at a market value of $124,281 and other liabilities included $130,196 for funds received under these agreements. As of December 31, 1995 there were no outstanding amounts under the Company's dollar roll program. Average balances outstanding were $83,602 and $67,735 and weighted average interest rates were 7.5% and 7.4% during 1996 and 1995, respectively. The maximum balance outstanding during 1996 was $130,196.

During 1996 and 1995, the Company participated in a securities lending program administered by AZOA's investment division. Under this program, the Company loans U.S. Treasury Notes to qualified third parties. The Company obtains collateral for the loan equal to 102 percent of the estimated market value and accrued interest on the loaned securities and receives a portion of the interest earned on the collateral. In addition, the Company maintains full ownership rights to the securities loaned, including investment income and has the ability to sell the securities while they are on loan with the consent of the borrower. There were no securities on loan at December 31, 1996 and 1995.

Impaired mortgage loans are defined as those where it is probable that amounts due according to contractual terms, including principal and interest, will not be collected. Impaired mortgage loans are measured by the Company at the fair value of collateral. Interest income on impaired mortgage loans is recorded on a cash basis. There were no impaired loans held by the Company as of December 31, 1996. Below is a summary of impaired mortgage loans as of December 31, 1995.

                                Impaired                 Impaired            Total
                             mortgage loans           mortgage loans        impaired
                             with a related          without a related      mortgage
                                allowance                allowance           loans
----------------------------------------------------------------------------------------
1995:
Balance                      $    9,210                    8,541             17,751
Related allowance                 3,580                                       3,580
----------------------------------------------------------------------------------------

Balance, net of allowance    $    5,630                    8,541             14,171
========================================================================================

Below is a summary of interest income on impaired mortgage loans.
                                                                          1996       1995
-----------------------------------------------------------------------------------------------
Average principal balance of impaired mortgage loans                $    9,835      19,671
Total interest income on impaired mortgage loans                           557       1,100
Interest income on impaired mortgage loans recorded on a cash basis        557       1,100
-----------------------------------------------------------------------------------------------

        ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND SUBSIDIARIES

                        December 31, 1996, 1995 and 1994
                                 (in thousands)


The valuation allowances at December 31, 1996, 1995 and 1994 and the changes in the allowance for the years then ended are summarized as follows:

                                                             Writedowns
                               Beginning     Charged to      Charged to                       End
                                of year      Operations      Allowance      Recoveries      of year
----------------------------------------------------------------------------------------------------------
December 31, 1996:
  Mortgage loans              $  10,487            0             0            3,208          7,279

----------------------------------------------------------------------------------------------------------

Total valuation allowance     $  10,487            0             0            3,208          7,279
==========================================================================================================

December 31, 1995:
  Mortgage loans              $  11,552          914             0            1,979         10,487
  Investment in real estate       1,550            0             0            1,550              0
----------------------------------------------------------------------------------------------------------

Total valuation allowance     $  13,102          914             0            3,529         10,487
==========================================================================================================

December 31, 1994:
  Mortgage loans              $  11,552        1,598             0            1,598         11,552
  Investment in real estate       1,550            0             0                0          1,550
----------------------------------------------------------------------------------------------------------

Total valuation allowance     $  13,102        1,598             0            1,598         13,102
==========================================================================================================

Major  categories  of net  investment  income  for the  respective  years  ended
December 31 are:
                                               1996        1995       1994
--------------------------------------------------------------------------------
Interest:
  Fixed maturities, at amortized cost     $        0       6,284      6,966
  Fixed maturities, at market                178,664     158,421    141,611
  Mortgage loans                              19,267      16,125     13,706
  Policy loans                                 7,013       6,688      6,329
  Short-term investments                      10,688       7,182      3,012
Dividends:
  Preferred stock                                818         581        495
  Common stock                                 4,527       3,204      2,673
Rental income on real estate                   3,161       2,781      3,135
Interest on assets held by reinsurers          9,709      10,445     10,470
Other                                          2,183         833        577
--------------------------------------------------------------------------------
  Total investment income                    236,030     212,544    188,974

Investment expenses                           13,408      11,386      7,683
--------------------------------------------------------------------------------

  Net investment income                   $  222,622     201,158    181,291
================================================================================

        ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND SUBSIDIARIES

                        December 31, 1996, 1995 and 1994
                                 (in thousands)


(3)  SUMMARY TABLE OF FAIR VALUE DISCLOSURES

                                                          1996                               1995
--------------------------------------------------------------------------------------------------------------------
                                              Carrying          Fair               Carrying           Fair
                                               Amount           Value               Amount            Value
                                           --------------    -----------         -------------    ------------
Financial assets
----------------
  Fixed maturities, at market:
     U.S. Government                       $    645,264        645,264              867,793          867,793
     States and political subdivisions              424            424                  481              481
     Foreign governments                        309,394        309,394              265,797          265,797
     Public utilities                             7,041          7,041               36,728           36,728
     Corporate securities                     1,040,322      1,040,322              747,609          747,609
     Mortgage backed securities                 687,054        687,054              548,182          548,182
     Collateralized mortgage obligations         78,807         78,807               83,008           83,008
  Equity securities                             327,834        327,834              254,458          254,458
  Mortgage loans                                245,559        252,825              203,128          212,766
  Short term investments                        204,972        204,972               31,501           31,501
  Policy loans                                  103,708        103,708              104,184          104,184
  Other long term investments                       124            124                  650              650
  Receivables                                   155,278        155,278              124,700          124,700
  Separate accounts assets                    9,520,561      9,520,561            8,402,003        8,402,003

Financial liabilities
---------------------
  Investment contracts                        3,297,973      2,747,914            3,063,100        2,542,260
  Separate account liabilities                9,520,561      9,324,358            8,402,003        8,181,725
--------------------------------------------------------------------------------------------------------------------

See Note 1 "Summary of Significant Accounting Policies" for description of the methods and significant assumptions used to estimate fair values.


(4)  RECEIVABLES

Receivables at December 31 consist of the following:

                                         1996               1995
-------------------------------------------------------------------------
Premiums due                         $ 125,216             83,695
Agents balances                          5,523              7,236
Related party receivables                2,099                922
Reinsurance commission receivable        7,515             16,693
Scholarship enrollment fees              8,025              6,822
Due from administrators                  3,244              6,149
Other                                    3,656              3,183
-------------------------------------------------------------------------

     Total receivables               $ 155,278            124,700
=========================================================================

        ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND SUBSIDIARIES

                        December 31, 1996, 1995 and 1994
                                 (in thousands)

(5)  ACCIDENT AND HEALTH CLAIMS RESERVES

Accident and health claims reserves are based on long-range projections subject to uncertainty. Uncertainty regarding reserves of a given accident year is gradually reduced as new information emerges each succeeding year, thereby allowing more reliable re-evaluations of such reserves. While management believes that reserves as of December 31, 1996 are adequate, uncertainties in the reserving process could cause such reserves to develop favorably or unfavorably in the near term as new or additional information emerges. Any adjustments to reserves are reflected in the operating results of the periods in which they are made. Movements in reserves which are small relative to the amount of such reserves could significantly impact future reported earnings of the Company.

Activity in the accident and health claims reserves, exclusive of long term care, hospital indemnity and AIDS reserves of $14,348, $18,858 and $11,149 in 1996, 1995 and 1994, respectively, is summarized as follows:

                                                              1996            1995          1994
--------------------------------------------------------------------------------------------------------
Balance at January 1, net of reinsurance
  recoverables of $99,292, $96,090 and $86,551           $  191,804         185,028       170,123
Incurred related to:
  Current year                                              271,308         242,024       230,995
  Prior years                                               (11,642)         (9,163)       (7,290)
--------------------------------------------------------------------------------------------------------
Total incurred                                              259,666         232,861       223,705
--------------------------------------------------------------------------------------------------------
Paid related to:
  Current year                                              107,842         100,165        82,338
  Prior years                                               127,032         125,920       126,462
--------------------------------------------------------------------------------------------------------
Total paid                                                  234,874         226,085       208,800
--------------------------------------------------------------------------------------------------------
Balance at December 31, net of reinsurance
  recoverables of $114,230, $99,292 and $96,090          $  216,596         191,804       185,028
========================================================================================================

Due to lower than anticipated losses related to prior years, the provision for claims and claim adjustment expenses decreased.

(6)  REINSURANCE

In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks under excess coverage and coinsurance contracts. The Company retains a maximum of $1 million coverage per individual life.

Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies.

Included in reinsurance receivables at December 31, 1996 are $53,036, $799,499 and $248,389 recoverable from three insurers who, as of December 31, 1996, were rated A+, A+ and B++, respectively, by Best's Insurance Reports. A contingent liability exists to the extent that the Company's reinsurers are unable to meet their contractual obligations. Management is of the opinion that no liability will accrue to the Company with respect to this contingency.

        ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND SUBSIDIARIES

                        December 31, 1996, 1995 and 1994
                                 (in thousands)

Life  insurance,  annuities  and accident and health  business  assumed from and ceded to other companies is as follows:
                                                                                                Percentage
                                                      Assumed          Ceded                    of amount
                                      Gross           from other      to other         Net       assumed
    Year ended                        amount          companies       companies       amount      to net
-----------------------------------------------------------------------------------------------------------------
December 31, 1996:

Life insurance In force            $ 37,527,994      44,073,247       6,126,541     75,474,700     58.4%
-----------------------------------------------------------------------------------------------------------------

Premiums:
  Life insurance                        235,837         133,994          37,986        331,845     40.4%
  Annuities                             169,503           1,153          12,769        157,887      0.7%
  Accident and health insurance         396,051         207,179         226,408        376,822     55.0%
-----------------------------------------------------------------------------------------------------------------
     Total premiums                     801,391         342,326         277,163        866,554     39.5%
=================================================================================================================

December 31, 1995:

Life insurance In force            $ 39,601,531      28,790,199       6,884,645     61,507,085     46.8%
-----------------------------------------------------------------------------------------------------------------

Premiums:
  Life insurance                        242,704         108,102          40,291        310,515     34.8%
  Annuities                             145,994           1,117          10,376        136,735      0.8%
  Accident and health insurance         361,290         165,769         172,559        354,500     46.8%
-----------------------------------------------------------------------------------------------------------------
     Total premiums                     749,988         274,988         223,226        801,750     34.3%
=================================================================================================================

December 31, 1994:

Life insurance In force            $ 39,789,859      24,411,513       6,893,030     57,308,342     42.6%
-----------------------------------------------------------------------------------------------------------------

Premiums:
  Life insurance                        230,241          96,308          35,578        290,971     33.1%
  Annuities                             119,045           1,195           6,806        113,434      1.1%
  Accident and health insurance         388,759         158,749         201,824        345,684     45.9%
-----------------------------------------------------------------------------------------------------------------
     Total premiums                     738,045         256,252         244,208        750,089     34.2%
=================================================================================================================

Of the amounts ceded to others, the Company ceded life insurance inforce of $381,381, $182,638 and $86,055 in 1996, 1995 and 1994, respectively, and life insurance premiums earned of $1,293, $641 and $203 in 1996, 1995 and 1994, respectively, to its ultimate parent Allianz Aktiengesellshaft. The Company also ceded accident and health premiums earned to Allianz Aktiengesellshaft of $1,922, $(7,520) and $12,256 in 1996, 1995 and 1994.

In addition to the above transactions, the Company ceded a portion of its mortality risk associated with the variable annuity product to Allianz Aktiengesellshaft. The Company recorded a recoverable on future policy benefit reserves of $1,279 and $930 as of December 31, 1996 and 1995, respectively.

        ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND SUBSIDIARIES

                        December 31, 1996, 1995 and 1994
                                 (in thousands)


(7)  INCOME TAXES

INCOME TAX EXPENSE

Total income tax expense (benefit) for the years ended December 31 are as follows:

                                                            1996           1995         1994
------------------------------------------------------------------------------------------------------
Income tax expense attributable to operations:

  Current tax expenses                                 $   21,936         12,993        5,098

  Deferred tax (benefit) expense                           30,559         25,772       16,053
------------------------------------------------------------------------------------------------------

Total income tax expense attributable to operations    $   52,495         38,765       21,151

Income tax effect on equity:

  Income tax allocated to stockholder's equity:
    Adoption of SFAS No. 115                                    0              0       40,312
    Attributable to unrealized gains and losses
      for the year                                        (19,967)       108,559      (79,201)
------------------------------------------------------------------------------------------------------

Total income tax effect on equity                      $   32,528        147,324      (17,738)
======================================================================================================

COMPONENTS OF INCOME TAX EXPENSE

Income tax expense computed at the statutory rate of 35% in 1996, 1995 and 1994, varies from tax expense reported in the Consolidated Statements of Income for the respective years ended December 31 as follows:

                                                             1996          1995        1994
---------------------------------------------------------------------------------------------------
Income tax expense computed at the statutory rate         $ 53,782        44,087      26,819
Dividends received deductions and tax-exempt interest         (650)       (5,430)     (3,967)
Foreign tax                                                 (2,723)         (464)        (79)
Interest on tax deficiency                                     261           408        (716)
Other                                                        1,824           164        (906)
---------------------------------------------------------------------------------------------------
  Income tax expense as reported                          $ 52,494        38,765      21,151
===================================================================================================

        ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND SUBSIDIARIES

                        December 31, 1996, 1995 and 1994
                                 (in thousands)


COMPONENTS OF DEFERRED TAX ASSETS AND LIABILITIES ON THE BALANCE SHEET

Tax effects of temporary differences giving rise to the significant components of the net deferred tax liability at December 31 are as follows:

                                               1996          1995
----------------------------------------------------------------------
Deferred tax assets:
  Provision for post retirement benefits   $   2,024         1,936
  Allowance for uncollectible accounts         1,256         2,283
  Policy reserves                            158,131       175,963
----------------------------------------------------------------------

     Total deferred tax assets               161,411       180,182
----------------------------------------------------------------------

Deferred tax liabilities:
  Deferred acquisition costs                 240,906       234,393
  Net unrealized gain                         53,008        72,975
  Other                                       18,257        12,988
----------------------------------------------------------------------

     Total deferred tax liabilities          312,171       320,356
----------------------------------------------------------------------

Net deferred tax liability                 $ 150,760       140,174
======================================================================

Although realization is not assured, the Company believes it is not necessary to establish a valuation allowance for the deferred tax asset as it is more likely than not the deferred tax asset will be realized principally through future reversals of existing taxable temporary differences and future taxable income. The amount of the deferred tax asset considered realizable, however, could be reduced in the near term if estimates of future reversals of existing taxable temporary differences and future taxable income are reduced.

As of December 31, 1996 and 1995, the Company had no tax loss carryforwards or alternative minimum tax credits.

The Company files a consolidated federal income tax return with AZOA and all of its wholly owned subsidiaries. The consolidated tax allocation agreement stipulates that each company participating in the return will bear its share of the tax liability pursuant to United States Treasury Department regulations. The Company and each of its insurance subsidiaries generally will be paid for the tax benefit on their losses, and any other tax attributes, to the extent they could have obtained a benefit against their post-1990 separate return taxable income or tax. Income taxes paid by the Company were $30,946, $14,865 and $15,162 in 1996, 1995 and 1994, respectively. At December 31, 1996 and 1995 the Company had a tax recoverable from AZOA of $11,599 and $3,257, respectively and a recoverable from Revenue Canada Taxation of $856 and $690, respectively.

        ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND SUBSIDIARIES

                        December 31, 1996, 1995 and 1994
                                 (in thousands)


(8)  RELATED PARTY TRANSACTIONS

In November 1995, the Company purchased the 400 non-voting common shares in its subsidiary, Canadian American Financial Corporation from AZOA for $7,903. The acquisition of the shares increased the Company's equity ownership in both voting and non-voting common stock to 100%.

As of December 31, 1995, Allianz Real Estate (AzRE), a wholly owned subsidiary of AZOA, owned 100% of the stock or was a limited partner of certain entities whose assets include mortgage loans issued by the Company amounting to $6,245. Included in the mortgage loans are properties originally foreclosed upon by the Company of which the balances at December 31, 1995 was $1,650.

The Company reimbursed AZOA $86, $738 and $817 in 1996, 1995 and 1994, respectively, for certain administrative services performed. The Company's liability to AZOA was $0 and $528 at December 31, 1996 and 1995, respectively.

AZOA's investment division manages the Company's investment portfolio. The Company paid AZOA $1,657, $1,024 and $1,285 in 1996, 1995 and 1994, respectively, for investment advisory fees. The Company's liability to AZOA was $543 and $377 at December 31, 1996 and 1995, respectively.

The Company shares a data center with affiliated insurance companies. Usage charges paid to the data center by the Company were $3,275, $3,752 and $4,228 in 1996, 1995 and 1994, respectively. The Company's liability for data center charges was $58 and $337 at December 31, 1996 and 1995, respectively.

The Company has 200 million authorized shares of preferred stock with a par value of $1 per share. This preferred stock is issuable in series with the number of shares, redemption rights and dividend rate designated by the Board of Directors for each series. Dividends are cumulative at a rate reflective of prevailing market conditions at time of issue and are payable semiannually. Dividend payments are restricted by provisions in State of Minnesota statutes. In 1994, the Company issued 25 millions shares of Series A preferred stock with a dividend rate of 6.4% to AZOA for $25,000 and issued 15 millions shares of Series B preferred stock with a dividend rate of 6.95% to AZOA for $15,000. In December 1995, the Company redeemed and canceled the 15 million shares of Series B preferred stock issued to AZOA. There are currently 25 million shares of Series A preferred stock issued and outstanding.

As of December 31, 1996, the Company sold to AZOA, without recourse, two receivables due from third parties amounting to $6,600. The Company recognized a loss of $416 resulting from these sales.

In 1995 and 1994, AZOA contributed additional capital to the Company of $594 and $5,190, respectively.

        ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND SUBSIDIARIES

                        December 31, 1996, 1995 and 1994
                                 (in thousands)


(9)  EMPLOYEE BENEFIT PLANS

The Company participates in the Allianz Primary Retirement Plan (Primary Retirement Plan), a defined contribution plan. The Company makes contributions to a money purchase pension plan on behalf of eligible participants. All employees, excluding agents, are eligible to participate in the Primary
Retirement Plan after two years of service. The contributions are based on a percentage of the participant's salary with the participants being 100% vested upon eligibility. It is the Company's policy to fund the plan costs as accrued. Total pension contributions were $808, $860 and $918 in 1996, 1995 and 1994, respectively.

The Company participates in the Allianz Asset Accumulation Plan (Allianz Plan), a defined contribution plan sponsored by AZOA. Under the Allianz Plan provisions, the Company will match from 50% to 100% of eligible employees' contributions up to a maximum of 6% of a participant's compensation. The total Company match for 1996, 1995 and 1994 Plan participants was 100%. All employees, excluding agents, are eligible to participate after one year of service and are fully vested in the Company's matching contribution after three years of service. The Allianz Plan will accept participants' pretax or after-tax contributions up to 15% of the participant's compensation. It is the Company's policy to fund the Allianz Plan costs as accrued. The Company has accrued $1,105, $1,188 and $1,266 in 1996, 1995 and 1994, respectively, toward planned contributions.

In 1995, the Company discontinued support of its individual agency field force and suspended contributions to the agents' asset accumulation plan as of January 1, 1996. Prior to this event, the Company matched 100% of eligible agents' contributions up to a maximum of 3% of a participant's compensation and accepted participant's pretax or after tax contributions up to 10% of participant's compensation. Also during 1995, participation in the Plan decreased significantly resulting in a partial plan termination whereby participants as of January 1, 1995 became fully vested in the Plan. The Company has no intention to fully terminate the Plan in the near term. Total Company contributions to the Plan were $0, $118 and $386 in 1996, 1995 and 1994, respectively.

The Company provides certain postretirement benefits to employees who retired on or before December 31, 1988 or who were hired before December 31, 1988 and who have at least ten years of service when they reach age 55. The Company's plan obligation at December 31, 1996 and 1995 was $5,783 and $5,532, respectively, and the liability is included in "Other liabilities" in the accompanying balance sheet.

        ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND SUBSIDIARIES

                        December 31, 1996, 1995 and 1994
                                 (in thousands)


(10) STATUTORY FINANCIAL DATA AND DIVIDEND RESTRICTIONS

Statutory accounting is directed toward insurer solvency and protection of policyholders. Accordingly, certain items recorded in financial statements prepared under GAAP are excluded or vary in determining statutory policyholders' surplus and net gain from operations. These items include, among others, deferred acquisition costs, furniture and fixtures, accident and health premiums receivable which are more than 90 days past due, deferred taxes and undeclared dividends to policyholders. Additionally, future life policy and annuity benefit reserves calculated for statutory accounting do not include provisions for withdrawals.

The differences between stockholder's equity and net income reported in accordance with statutory accounting practices and the accompanying consolidated financial statements as of and for the year ended December 31 are as follows:

                                                  Stockholder's equity                       Net income
                                               --------------------------     -------------------------------------
                                                 1996           1995             1996         1995        1994
-------------------------------------------------------------------------------------------------------------------
Statutory basis                            $   384,989        299,186           67,995       11,565       6,895
Adjustments:
  Change in reserve basis                     (199,566)      (211,678)          13,324      (43,642)   (109,473)
  Deferred acquisition costs                   863,338        826,994           36,344       28,552     132,090
  Net deferred taxes                          (150,760)      (140,174)         (30,559)     (25,772)    (16,053)
  Statutory asset valuation reserve            133,564        100,462                0            0           0
  Statutory interest maintenance reserve        26,342         25,061            1,183        8,756      (4,768)
  Modified coinsurance reinsurance            (113,743)      (119,178)           5,435      104,222      44,920
  Unrealized gains on investments               64,928        163,237                0            0           0
  Nonadmitted assets                             7,121          1,471                0            0           0
  Other                                         (2,036)         5,813            7,446        3,516       1,864
-------------------------------------------------------------------------------------------------------------------

     As reported in the accompanying
       consolidated financial statements   $ 1,014,177        951,194          101,168       87,197      55,475
===================================================================================================================

The Company is required to meet minimum statutory capital and surplus requirements. The Company's statutory capital and surplus as of December 31, 1996 and 1995 was in compliance with these requirements. The maximum amount of dividends which can be paid by Minnesota insurance companies to stockholders without prior approval of the Commissioner of Commerce is subject to restrictions relating to statutory earned surplus, also known as unassigned funds. Unassigned funds are determined in accordance with the accounting procedures and practices governing preparation of the statutory annual statement, minus 25% of earned surplus attributable to unrealized capital gains. In accordance with Minnesota Statutes, the Company may declare and pay from its surplus, cash dividends of not more than the greater of 10% of its beginning of the year statutory surplus in any year, or the net gain from operations of the insurer, not including realized gains, for the 12-month period ending the 31st day of the next preceding year. In 1996 and 1995, respectively, the Company paid to AZOA dividends, on preferred stock only, in the amount of $1,600 and $2,651, respectively. Dividends of $61,439 could be paid in 1997 without prior approval of the Commissioner of Commerce.

        ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND SUBSIDIARIES

                        December 31, 1996, 1995 and 1994
                                 (in thousands)


REGULATORY RISK BASED CAPITAL

An insurance enterprise's state of domicile imposes minimum risk-based capital requirements that were developed by the National Association of Insurance Commissioners (NAIC). The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of an enterprise's regulatory total adjusted capital to its authorized control level risk-based capital, as defined by the NAIC. Enterprises below specific triggerpoints or ratios are classified within certain levels, each of which requires specified corrective action. The levels and ratios are as follows:

                                    Ratio of total adjusted capital to
                                    authorized control level risk-based
   Regulatory Event                 Capital (less than or equal to)
  -------------------------        -------------------------------------
   Company action level                 2 (or 2.5 with negative trends)
   Regulatory action level                             1.5
   Authorized control level                             1
   Mandatory control level                             0.7



The Company met the minimum risk-based capital requirements as of December 31, 1996 and 1995.

PERMITTED STATUTORY ACCOUNTING PRACTICES

The Company is required to file annual statements with insurance regulatory authorities which are prepared on an accounting basis prescribed or permitted by such authorities. Currently, prescribed statutory accounting practices include state laws, regulations, and general administrative rules, as well as a variety of publications of the NAIC. Permitted statutory accounting practices encompass all accounting practices that are not prescribed; such practices differ from state to state, may differ from company to company within a state, and may change in the future. The NAIC currently has a project underway to codify statutory accounting practices, the result of which is expected to constitute the only source of "prescribed" statutory accounting practices. Accordingly, that project will likely change the definition of what comprises prescribed versus permitted statutory accounting practices, and may result in changes to existing accounting policies insurance enterprises use to prepare their statutory financial statements. The Company does not currently use permitted statutory accounting practices which have a significant impact on its statutory financial statements.

STATE EXAMINATION

Preferred Life is currently under routine examination by the New York State Department of Insurance. No matters of significance or adjustments to Preferred Life's statutory financial statements have been brought to management's attention as a result of this examination.

        ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND SUBSIDIARIES

                        December 31, 1996, 1995 and 1994
                                 (in thousands)


(11) COMMITMENTS AND CONTINGENCIES

The Company and its subsidiaries are involved in various pending or threatened legal proceedings arising from the conduct of their business. In the opinion of management, the ultimate resolution of such litigation will not have a material effect on the consolidated financial position of the Company.

The Company is contingently liable for possible future assessments under regulatory requirements pertaining to insolvencies and impairments of unaffiliated insurance companies. Provision has been made for assessments currently received and assessments anticipated for known insolvencies.


(12) FOREIGN CURRENCY TRANSLATION

The net assets of the Company's  foreign  operations  are  translated  into U.S.
dollars using exchange rates in effect at each year end. Translation adjustments arising from differences in exchange rates from period to period are included in the accumulated foreign currency translation adjustment reported as a separate component of stockholder's equity. An analysis of this account for the respective years ended December 31 follows:

                                                               1996           1995         1994
-------------------------------------------------------------------------------------------------------
Beginning amount of cumulative translation adjustments      $ (3,455)        (3,787)      (2,708)
-------------------------------------------------------------------------------------------------------

Aggregate adjustment for the period resulting from
  translation adjustments                                        (28)           511       (1,659)
Amount of income tax benefit (expense)
  for period related to aggregate adjustment                      10           (179)         580
-------------------------------------------------------------------------------------------------------
      Net aggregate translation included in equity               (18)           332       (1,079)
-------------------------------------------------------------------------------------------------------

Ending amount of cumulative translation adjustments         $ (3,473)        (3,455)      (3,787)
=======================================================================================================

Canadian foreign exchange rate at end of year                 0.7297         0.7329       0.7129

        ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND SUBSIDIARIES

                        December 31, 1996, 1995 and 1994
                                 (in thousands)


(13) SUPPLEMENTARY INSURANCE INFORMATION

The following table summarizes certain financial information by line of business for 1996, 1995 and 1994:

                                  As of December 31                                 For the year ended December 31
                     ------------------------------------------  -------------------------------------------------------------------
                                    Future                                             Benefits,    Net
                                    policy                Other    Premium              claims     change
                                    benefits,             policy   revenue              losses,     in
                         Deferred   losses,               claims   and other  Net        and       policy
                          policy    claims                 and     contract   invest-  settle-     acquisi-     Other    Premiums
                        acquistion  and loss   Unearned  benefits  consider-  ment      ment        tion      operating  written
                          costs     expense    premiums  payable    ations    income   expenses    costs (a)   expenses    (b)
-----------------------------------------------------------------------------------------------------------------------------------
1996:
  Life                  $ 175,608   1,204,633     5,502    62,369   331,845    89,049  258,221      4,308      103,352
  Annuities               672,797   2,879,221         0     1,859   157,887   113,537  105,335    (43,283)     161,002
  Accident and health      14,933           0    26,674   374,596   376,822    20,036  256,364      2,631      122,337
-----------------------------------------------------------------------------------------------------------------------------------

                        $ 863,338   4,083,854    32,176   438,824   866,554   222,622  619,920    (36,344)     386,691
===================================================================================================================================

1995:
  Life                  $ 179,915   1,088,964     5,493    62,660   310,514    83,741  239,287      8,475      124,415
  Annuities               629,515   2,601,943         0       580   136,736    98,214   89,321    (34,235)     137,000
  Accident and health      17,564           0    28,688   308,658   354,500    19,203  249,232     (2,792)     105,615
------------------------------------------------------------------------------------------------------------------------------------

                        $ 826,994   3,690,907    34,181   371,898   801,750   201,158  577,840    (28,552)     367,030
===================================================================================================================================

1994:
  Life                  $ 188,390   1,022,537     6,012    63,728   290,971    78,100  228,383      6,889      114,767
  Annuities               595,280   2,304,560         0       360   113,434    86,168   88,100   (140,776)     210,933
  Accident and health      14,772           0    34,364   291,323   345,684    17,023  236,614      1,797      121,645
-----------------------------------------------------------------------------------------------------------------------------------

                        $ 798,442   3,327,097    40,376   355,411   750,089   181,291  553,097   (132,090)     447,345
===================================================================================================================================

(a) See note 1 for total gross amortization.

(b) Premiums written are not applicable for life insurance companies.

                               APPENDIX A

                     ILLUSTRATION OF POLICY VALUES


The following tables illustrate how Account Values, Cash Surrender Values and death benefits of a Policy change with the investment experience of the Sub-Accounts. The Account Values, Cash Surrender Values and death benefits in the tables take into account all charges and deductions against the Policy. These tables assume that the cost of insurance rates for the Policy are based on the current and guaranteed rates appropriate to the class indicated. These tables also assume that a $100,000 single premium is paid. For premiums of other than $100,000, the tables shown can be adjusted (i.e. for a $20,000 premium, multiply the attached tables by $20,000 divided by 100,000 or for a $200,000 premium, multiply the attached tables by $200,000 divided by 100,000). These tables all assume that the Insured, both male and female, is in the most favorable risk status, i.e., Non-Smoker. For Insureds who are classified as Smoker or less favorable risk status, the cost of insurance will be greater and thus Policy values will be less given the same assumed hypothetical gross annual investment rates of return.


Gross investment returns of 0%, 6% and 12% are assumed to be level for all years shown. The values would be different if the rates of return averaged 0%, 6% and 12% over the period of years but fluctuated above and below those averages during individual years.

The values shown reflect the fact that the net investment return of the Sub-Accounts is lower than the gross investment return on the assets held in the Funds because of the charges levied against the Sub-Accounts. The daily investment advisory fee is assumed to be equivalent to an annual rate of 0.54% of the net assets of the Fund of the Trust (which is the average of the investment advisory fees assessed the Trust in 1996 weighted by Sub-Account value as of 12/31/96). The values also assume that each Fund of the Trust will incur expenses annually which are assumed to be 0.04% of the average net assets of the Fund. This is the average in 1996, weighted by Sub-Account value as of 12/31/96. The Sub-Accounts will be assessed for mortality and expense risks at an annual rate of 0.60% of the average daily net assets of the Sub-Account and for administrative expenses at an annual rate of 0.15% of the average daily net assets of the Sub-Account. After taking these expenses and charges into consideration, the illustrated gross annual investment rates of 0%, 6% and 12% are equivalent to net rates of -1.32%, 4.60% and 10.52%.

The Company deducts the cost of insurance for a Policy Processing Period from the Account Values. The cost of insurance rate is based on the sex (where permitted by state law), Attained Age and rate class of the Insured.


Upon request, the Company will provide a comparable illustration based upon the Attained Age, sex (where permitted by state law) and rate class of the proposed Insured and for the face amount or premium requested.


Allianz Life Insurance Company of North America                                 Designed For: Jane Doe
Minneapolis, Minnesota                                                          Prepared By: Any Representative


                                                  FRANKLIN VALUEMARK
                                          SINGLE PREMIUM VARIABLE LIFE INSURANCE
                                                   FEMALE NON-SMOKER


Initial Face Amount:.....................     $448,956            Single Premium:.........................     $100,000
Issue Age:...............................           35            State:..................................           MN
------------------------------------------------------------------------------------------------------------------------------------



Summary of end of year values assuming 0.00% gross rate of return. This illustration is based on CURRENT mortality costs.

                                        PREMIUM                                        CASH
           POLICY                        ACCUM        POLICY         ACCOUNT         SURRENDER         DEATH
            YEAR         PAYMENT        @ 5.00%        LOAN           VALUE            VALUE          BENEFIT
------------------------------------------------------------------------------------------------------------------------------------

              1         $100,000       $105,000          0          $97,577           $91,277         $448,956
              2                0        110,250          0           95,156            89,556          448,956
              3                0        115,762          0           92,734            87,834          448,956
              4                0        121,550          0           90,306            86,106          448,956
              5                0        127,628          0           87,870            84,370          448,956
             10                0        162,889          0           75,405            75,405          448,956
             15                0        207,892          0           65,666            65,666          448,956
             20                0        265,329          0           54,234            54,234          448,956
             25                0        338,635          0           40,096            40,096          448,956
             30                0        432,194          0           21,247            21,247          448,956

Summary of end of year values assuming 0.00% gross rate of return. This illustration is based on GUARANTEED mortality costs.

                                        PREMIUM                                        CASH
           POLICY                        ACCUM        POLICY         ACCOUNT         SURRENDER         DEATH
            YEAR         PAYMENT        @ 5.00%        LOAN           VALUE            VALUE          BENEFIT
------------------------------------------------------------------------------------------------------------------------------------
              1         $100,000       $105,000          0          $97,442           $91,142         $448,956
              2                0        110,250          0           94,880            89,280          448,956
              3                0        115,762          0           92,306            87,406          448,956
              4                0        121,550          0           89,715            85,515          448,956
              5                0        127,628          0           87,104            83,604          448,956
             10                0        162,889          0           73,539            73,539          448,956
             15                0        207,892          0           62,246            62,246          448,956
             20                0        265,329          0           48,520            48,520          448,956
             25                0        338,635          0           30,942            30,942          448,956
             30                0        432,194          0            6,653             6,653          448,956

IT IS EMPHASIZED THAT THE ASSUMED  INVESTMENT  RATES OF RETURN SHOWN ABOVE AND ELSEWHERE ARE  ILLUSTRATIVE  ONLY AND SHOULD NOT BE
DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN.  ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN
AND WILL DEPEND ON A NUMBER OF FACTORS,  INCLUDING THE INVESTMENT  ALLOCATIONS MADE BY AN OWNER AND RATES OF RETURN FOR THE FUNDS.
THE DEATH  BENEFIT,  ACCOUNT VALUE AND CASH  SURRENDER  VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS
RATES OF RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS,  BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL
POLICY  YEARS.  NO  REPRESENTATIONS  CAN BE MADE BY THE COMPANY OR THE TRUST THAT THIS  ASSUMED  INVESTMENT  RATE OF RETURN CAN BE
ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

Allianz Life Insurance Company of North America                                 Designed For: Jane Doe
Minneapolis, Minnesota                                                          Prepared By: Any Representative


                                                    FRANKLIN VALUEMARK
                                          SINGLE PREMIUM VARIABLE LIFE INSURANCE
                                                    FEMALE NON-SMOKER


Initial Face Amount:.....................     $448,956            Single Premium:.........................     $100,000
Issue Age:...............................           35            State:..................................           MN
-----------------------------------------------------------------------------------------------------------------------------------


Summary of end of year values assuming 6.00% gross rate of return. This illustration is based on CURRENT mortality costs.

                                        PREMIUM                                        CASH
           POLICY                        ACCUM        POLICY         ACCOUNT         SURRENDER         DEATH
            YEAR         PAYMENT        @ 5.00%        LOAN           VALUE            VALUE          BENEFIT
------------------------------------------------------------------------------------------------------------------------------------
              1         $100,000       $105,000          0         $103,478          $ 97,178         $469,124
              2                0        110,250          0          107,087           101,487          473,694
              3                0        115,762          0          110,829           105,929          478,099
              4                0        121,550          0          114,709           110,509          481,272
              5                0        127,628          0          118,727           115,227          486,524
             10                0        162,889          0          141,013           141,013          505,776
             15                0        207,892          0          171,362           171,362          524,302
             20                0        265,329          0          207,412           207,412          543,817
             25                0        338,635          0          250,030           250,030          564,817
             30                0        432,194          0          300,042           300,042          586,519

Summary of end of year values assuming 6.00% gross rate of return. This illustration is based on GUARANTEED mortality costs.

                                        PREMIUM                                        CASH
           POLICY                        ACCUM        POLICY         ACCOUNT         SURRENDER         DEATH
            YEAR         PAYMENT        @ 5.00%        LOAN           VALUE            VALUE          BENEFIT
-----------------------------------------------------------------------------------------------------------------------------------
              1         $100,000       $105,000          0         $103,338          $ 97,038         $468,447
              2                0        110,250          0          106,792           101,192          472,314
              3                0        115,762          0          110,361           105,461          475,986
              4                0        121,550          0          114,050           109,850          478,402
              5                0        127,628          0          117,856           114,356          482,848
             10                0        162,889          0          138,711           138,711          497,522
             15                0        207,892          0          166,890           166,890          510,620
             20                0        265,329          0          199,726           199,726          523,664
             25                0        338,635          0          237,731           237,731          537,035
             30                0        432,194          0          281,264           281,264          549,812

IT IS EMPHASIZED THAT THE ASSUMED INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND RATES OF RETURN FOR THE FUNDS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY THE COMPANY OR THE TRUST THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

Allianz Life Insurance Company of North America                                 Designed For: Jane Doe
Minneapolis, Minnesota                                                          Prepared By: Any Representative


                                                    FRANKLIN VALUEMARK
                                          SINGLE PREMIUM VARIABLE LIFE INSURANCE
                                                     FEMALE NON-SMOKER


Initial Face Amount:.....................     $448,956            Single Premium:.........................     $100,000
Issue Age:...............................           35            State:..................................           MN
------------------------------------------------------------------------------------------------------------------------------------


Summary of end of year values assuming 12.00% gross rate of return. This illustration is based on CURRENT mortality costs.

                                        PREMIUM                                        CASH
           POLICY                        ACCUM        POLICY         ACCOUNT         SURRENDER         DEATH
            YEAR         PAYMENT        @ 5.00%        LOAN           VALUE            VALUE          BENEFIT
------------------------------------------------------------------------------------------------------------------------------------
              1         $100,000       $105,000          0        $ 109,374         $ 103,074        $ 497,587
              2                0        110,250          0          119,675           114,075          532,448
              3                0        115,762          0          130,990           126,090          569,094
              4                0        121,550          0          143,419           139,219          606,307
              5                0        127,628          0          157,064           153,564          648,396
             10                0        162,889          0          247,978           247,978          889,432
             15                0        207,892          0          396,856           396,856        1,214,229
             20                0        265,329          0          632,585           632,585        1,658,581
             25                0        338,635          0        1,004,247         1,004,247        2,268,595
             30                0        432,194          0        1,587,072         1,587,072        3,102,392

Summary of end of year values assuming 12.00% gross rate of return. This illustration is based on GUARANTEED mortality costs.

                                        PREMIUM                                        CASH
           POLICY                        ACCUM        POLICY         ACCOUNT         SURRENDER         DEATH
            YEAR         PAYMENT        @ 5.00%        LOAN           VALUE            VALUE          BENEFIT
------------------------------------------------------------------------------------------------------------------------------------
              1         $100,000       $105,000          0        $ 109,225         $ 102,925        $ 496,870
              2                0        110,250          0          119,344           113,744          530,902
              3                0        115,762          0          130,435           125,535          566,587
              4                0        121,550          0          142,592           138,392          602,705
              5                0        127,628          0          155,908           152,408          643,517
             10                0        162,889          0          243,943           243,943          874,960
             15                0        207,892          0          386,520           386,520        1,182,604
             20                0        265,329          0          609,174           609,174        1,597,200
             25                0        338,635          0          954,900           954,900        2,157,118
             30                0        432,194          0        1,487,822         1,487,822        2,908,379

IT IS EMPHASIZED THAT THE ASSUMED  INVESTMENT  RATES OF RETURN SHOWN ABOVE AND ELSEWHERE ARE  ILLUSTRATIVE  ONLY AND SHOULD NOT BE
DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN.  ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN
AND WILL DEPEND ON A NUMBER OF FACTORS,  INCLUDING THE INVESTMENT  ALLOCATIONS MADE BY AN OWNER AND RATES OF RETURN FOR THE FUNDS.
THE DEATH  BENEFIT,  ACCOUNT VALUE AND CASH  SURRENDER  VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS
RATES OF RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS,  BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL
POLICY  YEARS.  NO  REPRESENTATIONS  CAN BE MADE BY THE COMPANY OR THE TRUST THAT THIS  ASSUMED  INVESTMENT  RATE OF RETURN CAN BE
ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

Allianz Life Insurance Company of North America                                 Designed For: John Doe
Minneapolis, Minnesota                                                          Prepared By: Any Representative

                                                     FRANKLIN VALUEMARK
                                          SINGLE PREMIUM VARIABLE LIFE INSURANCE
                                                      MALE NON-SMOKER


Initial Face Amount......................     $400,205            Single Premium:.........................     $100,000
Issue Age:...............................           35            State:..................................           MN
------------------------------------------------------------------------------------------------------------------------------------


Summary of end of year values assuming 0.00% gross rate of return. This illustration is based on CURRENT mortality costs.

                                        PREMIUM                                        CASH
           POLICY                        ACCUM        POLICY         ACCOUNT         SURRENDER         DEATH
            YEAR         PAYMENT        @ 5.00%        LOAN           VALUE            VALUE          BENEFIT
------------------------------------------------------------------------------------------------------------------------------------
              1         $100,000       $105,000          0          $97,581           $91,281         $400,205
              2                0        110,250          0           95,171            89,571          400,205
              3                0        115,762          0           92,762            87,862          400,205
              4                0        121,550          0           90,353            86,153          400,205
              5                0        127,628          0           87,939            84,439          400,205
             10                0        162,889          0           75,643            75,643          400,205
             15                0        207,892          0           65,904            65,904          400,205
             20                0        265,329          0           53,955            53,955          400,205
             25                0        338,635          0           37,513            37,513          400,205
             30                0        432,194          0           12,607            12,607          400,205

Summary of end of year values assuming 0.00% gross rate of return. This illustration is based on GUARANTEED mortality costs.

                                        PREMIUM                                        CASH
           POLICY                        ACCUM        POLICY         ACCOUNT         SURRENDER         DEATH
            YEAR         PAYMENT        @ 5.00%        LOAN           VALUE            VALUE          BENEFIT
------------------------------------------------------------------------------------------------------------------------------------
              1         $100,000       $105,000          0          $97,448           $91,148         $400,205
              2                0        110,250          0           94,899            89,299          400,205
              3                0        115,762          0           92,343            87,443          400,205
              4                0        121,550          0           89,777            85,577          400,205
              5                0        127,628          0           87,197            83,697          400,205
             10                0        162,889          0           73,854            73,854          400,205
             15                0        207,892          0           62,558            62,558          400,205
             20                0        265,329          0           48,117            48,117          400,205
             25                0        338,635          0           27,344            27,344          400,205
             30                0        432,194          0                0                 0          400,205

IT IS EMPHASIZED THAT THE ASSUMED  INVESTMENT  RATES OF RETURN SHOWN ABOVE AND ELSEWHERE ARE  ILLUSTRATIVE  ONLY AND SHOULD NOT BE
DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN.  ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN
AND WILL DEPEND ON A NUMBER OF FACTORS,  INCLUDING THE INVESTMENT  ALLOCATIONS MADE BY AN OWNER AND RATES OF RETURN FOR THE FUNDS.
THE DEATH  BENEFIT,  ACCOUNT VALUE AND CASH  SURRENDER  VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS
RATES OF RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS,  BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL
POLICY  YEARS.  NO  REPRESENTATIONS  CAN BE MADE BY THE COMPANY OR THE TRUST THAT THIS  ASSUMED  INVESTMENT  RATE OF RETURN CAN BE
ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

Allianz Life Insurance Company of North America                                 Designed For: John Doe
Minneapolis, Minnesota Prepared By:                                             Any Representative


                                                   FRANKLIN VALUEMARK
                                          SINGLE PREMIUM VARIABLE LIFE INSURANCE
                                                     MALE NON-SMOKER


Initial Face Amount......................     $400,205            Single Premium:.........................     $100,000
Issue Age:...............................           35            State:..................................           MN
------------------------------------------------------------------------------------------------------------------------------------


Summary of end of year values assuming 6.00% gross rate of return. This illustration is based on CURRENT mortality costs.

                                        PREMIUM                                        CASH
           POLICY                        ACCUM        POLICY         ACCOUNT         SURRENDER         DEATH
            YEAR         PAYMENT        @ 5.00%        LOAN           VALUE            VALUE          BENEFIT
------------------------------------------------------------------------------------------------------------------------------------
              1         $100,000       $105,000          0         $103,483          $ 97,183         $418,203
              2                0        110,250          0          107,104           101,504          422,295
              3                0        115,762          0          110,864           105,964          426,225
              4                0        121,550          0          114,766           110,566          430,029
              5                0        127,628          0          118,816           115,316          433,718
             10                0        162,889          0          141,385           141,385          450,686
             15                0        207,892          0          172,042           172,042          466,889
             20                0        265,329          0          208,209           208,209          483,966
             25                0        338,635          0          249,939           249,939          502,379
             30                0        432,194          0          297,039           297,039          522,320

Summary of end of year values assuming 6.00% gross rate of return. This illustration is based on GUARANTEED mortality costs.

                                        PREMIUM                                        CASH
           POLICY                        ACCUM        POLICY         ACCOUNT         SURRENDER         DEATH
            YEAR         PAYMENT        @ 5.00%        LOAN           VALUE            VALUE          BENEFIT
-----------------------------------------------------------------------------------------------------------------------------------
              1         $100,000       $105,000          0         $103,344          $ 97,044         $417,606
              2                0        110,250          0          106,814           101,214          421,088
              3                0        115,762          0          110,407           105,507          424,386
              4                0        121,550          0          114,126           109,926          427,538
              5                0        127,628          0          117,974           114,474          430,553
             10                0        162,889          0          139,200           139,200          443,720
             15                0        207,892          0          167,774           167,774          455,307
             20                0        265,329          0          200,749           200,749          466,628
             25                0        338,635          0          237,615           237,615          477,609
             30                0        432,194          0          277,513           277,513          487,985

IT IS EMPHASIZED THAT THE ASSUMED  INVESTMENT  RATES OF RETURN SHOWN ABOVE AND ELSEWHERE ARE  ILLUSTRATIVE  ONLY AND SHOULD NOT BE
DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN.  ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN
AND WILL DEPEND ON A NUMBER OF FACTORS,  INCLUDING THE INVESTMENT  ALLOCATIONS MADE BY AN OWNER AND RATES OF RETURN FOR THE FUNDS.
THE DEATH  BENEFIT,  ACCOUNT VALUE AND CASH  SURRENDER  VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS
RATES OF RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS,  BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL
POLICY  YEARS.  NO  REPRESENTATIONS  CAN BE MADE BY THE COMPANY OR THE TRUST THAT THIS  ASSUMED  INVESTMENT  RATE OF RETURN CAN BE
ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

Allianz Life Insurance Company of North America                                 Designed For: John Doe
Minneapolis, Minnesota                                                          Prepared By: Any Representativ


                                                    FRANKLIN VALUEMARK
                                          SINGLE PREMIUM VARIABLE LIFE INSURANCE
                                                      MALE NON-SMOKER


Initial Face Amount......................     $400,205            Single Premium:.........................     $100,000
Issue Age:...............................           35            State:..................................           MN
------------------------------------------------------------------------------------------------------------------------------------


Summary of end of year values assuming 12.00% gross rate of return. This illustration is based on CURRENT mortality costs.

                                        PREMIUM                                        CASH
           POLICY                        ACCUM        POLICY         ACCOUNT         SURRENDER         DEATH
            YEAR         PAYMENT        @ 5.00%        LOAN           VALUE            VALUE          BENEFIT
------------------------------------------------------------------------------------------------------------------------------------
              1         $100,000       $105,000          0        $ 109,379         $ 103,079       $  443,576
              2                0        110,250          0          119,694           114,094          474,674
              3                0        115,762          0          131,031           126,131          507,346
              4                0        121,550          0          143,491           139,291          541,749
              5                0        127,628          0          157,182           153,682          578,020
             10                0        162,889          0          248,631           248,631          792,548
             15                0        207,892          0          398,429           398,429        1,081,262
             20                0        265,329          0          635,010           635,010        1,476,037
             25                0        338,635          0        1,003,877         1,003,877        2,017,804
             30                0        432,194          0        1,571,181         1,571,181        2,762,795

Summary of end of year values assuming 12.00% gross rate of return. This illustration is based on GUARANTEED mortality costs.

                                        PREMIUM                                        CASH
           POLICY                        ACCUM        POLICY         ACCOUNT         SURRENDER         DEATH
            YEAR         PAYMENT        @ 5.00%        LOAN           VALUE            VALUE          BENEFIT
------------------------------------------------------------------------------------------------------------------------------------
              1         $100,000       $105,000          0        $ 109,232         $ 102,932        $ 442,944
              2                0        110,250          0          119,369           113,769          473,320
              3                0        115,762          0          130,489           125,589          505,166
              4                0        121,550          0          142,687           138,487          538,624
              5                0        127,628          0          156,065           152,565          573,818
             10                0        162,889          0          244,800           244,800          780,337
             15                0        207,892          0          388,565           388,565        1,054,492
             20                0        265,329          0          612,291           612,291        1,423,228
             25                0        338,635          0          954,428           954,428        1,918,411
             30                0        432,194          0        1,467,973         1,467,973        2,581,313

IT IS EMPHASIZED THAT THE ASSUMED  INVESTMENT  RATES OF RETURN SHOWN ABOVE AND ELSEWHERE ARE  ILLUSTRATIVE  ONLY AND SHOULD NOT BE
DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN.  ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN
AND WILL DEPEND ON A NUMBER OF FACTORS,  INCLUDING THE INVESTMENT  ALLOCATIONS MADE BY AN OWNER AND RATES OF RETURN FOR THE FUNDS.
THE DEATH  BENEFIT,  ACCOUNT VALUE AND CASH  SURRENDER  VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS
RATES OF RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS,  BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL
POLICY  YEARS.  NO  REPRESENTATIONS  CAN BE MADE BY THE COMPANY OR THE TRUST THAT THIS  ASSUMED  INVESTMENT  RATE OF RETURN CAN BE
ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


                                                             APPENDIX B
                                                Table of Net Single Premium Factors

Attained              FACTORS             Attained               FACTORS            Attained               FACTORS
                  ---------------                             -------------                             -------------
   Age           Male*      Female*          Age             Male*    Female*          Age            Male*     Female*
------------------------------------------------------------------------------------------------------------------------------------
    0          12.62467    14.69383          35             4.30327   4.82748          70            1.52757    1.66607
    1          12.50646    14.48692          36             4.16038   4.66752          71            1.49533    1.62425
    2          12.16372    14.08281          37             4.02237   4.51338          72            1.46481    1.58427
    3          11.82118    13.67851          38             3.88934   4.36506          73            1.43608    1.54629
    4          11.48209    13.27838          39             3.76113   4.22232          74            1.40915    1.51041
    5          11.14463    12.88451          40             3.63755   4.08498          75            1.38398    1.47664
    6          10.80849    12.49577          41             3.51861   3.95303          76            1.36040    1.44488
    7          10.47450    12.11263          42             3.40410   3.82624          77            1.33828    1.41498
    8          10.14347    11.73553          43             3.29382   3.70425          78            1.31741    1.38673
    9           9.81784    11.36605          44             3.18765   3.58674          79            1.29764    1.35999
   10           9.49960    11.00434          45             3.08543   3.47344          80            1.27888    1.33468
   11           9.19034    10.65053          46             2.98710   3.36425          81            1.26112    1.31079
   12           8.89337    10.30762          47             2.89249   3.25897          82            1.24440    1.28836
   13           8.61119     9.97611          48             2.80143   3.15749          83            1.22879    1.26746
   14           8.34507     9.65635          49             2.71381   3.05962          84            1.21434    1.24807
   15           8.09470     9.34852          50             2.62950   2.96530          85            1.20100    1.22998
   16           7.85593     9.04683          51             2.54845   2.87445          86            1.18868    1.21335
   17           7.62788     8.75962          52             2.47062   2.78696          87            1.17723    1.19789
   18           7.40829     8.48131          53             2.39595   2.70281          88            1.16647    1.18342
   19           7.19529     8.21157          54             2.32443   2.62191          89            1.15617    1.16975
   20           6.98773     7.95007          55             2.25594   2.54404          90            1.14612    1.15668
   21           6.78427     7.69599          56             2.19040   2.46904          91            1.13609    1.14399
   22           6.58380     7.44915          57             2.12767   2.39670          92            1.12581    1.13142
   23           6.38615     7.20889          58             2.06757   2.32674          93            1.11497    1.11871
   24           6.19122     6.97553          59             2.01001   2.25900          94            1.10328    1.10559
   25           5.99922     6.74889          60             1.95494   2.19345          95            1.09064    1.09192
   26           5.81010     6.52878          61             1.90230   2.13013          96            1.07717    1.07777
   27           5.62462     6.31538          62             1.85199   2.06916          97            1.06337    1.06359
   28           5.44313     6.10815          63             1.80404   2.01067          98            1.05029    1.05034
   29           5.26593     5.90723          64             1.75842   1.95479          99            1.04000    1.04000
   30           5.09324     5.71269          65             1.71504   1.90144
   31           4.92522     5.52403          66             1.67380   1.85048
   32           4.76215     5.34132          67             1.63456   1.80168
   33           4.60408     5.16433          68             1.59713   1.75478
   34           4.45114     4.99306          69             1.56150   1.70960

*In states requiring unisex rates, male rates should apply.

                                     PART II

                          UNDERTAKINGS TO FILE REPORTS

Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission theretofore or hereafter duly adopted pursuant to authority conferred in that section.

                             REPRESENTATION

Allianz Life Insurance Compnay of North America ("Company") hereby represents that the fees and charges deducted under the Policy described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

                            INDEMNIFICATION

Under its Bylaws, Article XI, the Company indemnifies, to the extent permitted by the laws of the State of Minnesota, each person (and the heirs, executors, and administrators of such person) made or threatened to be made a party to any action, civil or criminal, by reason of being or having been a director, officer or employee of the Company (or by reason of serving any other organization at the request of the Company).

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Company pursuant to such provisions of the bylaws or statutes or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in said Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the Policies issued by the Variable Account, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in said Act and will be governed by the final adjudication of such issue.

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement comprises the following papers and documents:

The facing sheet

The Prospectus consisting of 80 pages

Representations

The signatures

Part II
Other Information
Page 2


The following exhibits:

A. Copies of all exhibits required by paragraph A of instructions for Exhibits in Form N-8B-2.


     1.     Resolution of the Board of Directors of the Company#
     2.     Not Applicable
     3.a.   Principal Underwriter's Agreement###
     3.b.   General Agency Agreement###
     4.     Not Applicable
     5.     Individual Single Premium Variable Life Insurance Policy##
     6.a.   Articles of Incorporation of the Company#
     6.b.   Bylaws of the Company#
     7.     Not Applicable
     8.     Not Applicable
     9.a.   Administrative Agreement***
     9.b.   Fund Participation Agreement##
     10.    Application Form##
     12.    Illustrative Calculations for the Exchange of the Single Premium
            Variable Life Insurance Policy for a Whole Life Policy**
     13.    Powers of Attorney
     27.    Not Applicable


B.   Opinion and Consent of Counsel


C.   Consent of Actuary###


D.   Independent Auditors' Consent


     ** incorporated by reference to Registrant's Form S-6, File No. 33-15464 filed on June 29, 1987

    *** incorporated by reference to Pre-Effective Amendment No. 1 to Form
        S-6, File No. 33-11158 filed on October 19, 1987

        # incorporated by reference to Post-Effective Amendment No. 14 to Registrants Form S-6 electronically filed on November 1, 1995.

     ## incorporated by reference to Post-Effective Amendment No. 15 to Registrants Form S-6 electronically filed on April 23, 1996.

    ### incorporated by reference to Post-Effective Amendment No. 17 to Registrants Form S-6 electronically filed on April 29, 1997.





                                   SIGNATURES


As required by the Securities Act of 1933, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and it has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of Minneapolis and State of Minnesota, on this 29th day of September, 1997.


                                         ALLIANZ LIFE
                                         VARIABLE ACCOUNT A
                                                                    (Registrant)


                                    By:  ALLIANZ LIFE INSURANCE COMPANY
                                         OF NORTH AMERICA
                                                                     (Depositor)



                                    By:  /S/ Michael T. Westermeyer
                                         ------------------
                                         Michael T. Westermeyer



Attest: /S/Catherine Farley
        ---------------------------





Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.


Signature and Title



                       Chairman of the Board,
Lowell C. Anderson*    President                    9-29-97
Lowell C. Anderson     and Chief Executive Officer


Herbert F. Hansmeyer*  Director                     9-29-97
Herbert F. Hansmeyer


Michael P. Sullivan*   Director                     9-29-97
Michael P. Sullivan


Dr.Jerry E. Robertson* Director                     9-29-97
Dr.Jerry E. Robertson


Dr. Gerhard Rupprecht* Director                     9-29-97
Dr. Gerhard Rupprecht


Edward J. Bonach*      Chief Financial Officer      9-29-97
Edward J. Bonach


Rev. Dennis J. Dease*  Director                     9-29-97
Rev. Dennis J. Dease


James R. Campbell*     Director                     9-29-97
James R. Campbell


                                        *By Power of Attorney


                                        By: /S/ Michael T. Westermeyer
                                            ---------------------------------
                                            Michael T. Westermeyer
                                            Attorney-in-Fact

                                    EXHIBITS

                                       TO

                     POST-EFFECTIVE AMENDMENT NO.    18

                                       TO

                                    FORM S-6

                         ALLIANZ LIFE VARIABLE ACCOUNT A

               ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA







                                INDEX TO EXHIBITS


Exhibit                                                                   Page

EX99.A13   Powers of Attorney

EX99.B     Opinion and Consent of Counsel

EX99.D     Independent Auditors' Consent